STATEMENT OF INVESTMENTS
January 31, 2021 (Unaudited)
BNY Mellon US Large Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.9%
Communication Services – 12.3%
Activision Blizzard, Inc. 5,361 487,851
Alphabet, Inc., Class A
a
2,122 3,877,658
Alphabet, Inc., Class C
a
2,056 3,774,281
AT&T, Inc. 50,719 1,452,085
Charter Communications, Inc., Class A
a,b
1,035 628,825
Comcast Corp., Class A 32,122 1,592,288
Electronic Arts, Inc. 2,119 303,441
Facebook, Inc., Class A
a
16,976 4,385,410
Netflix, Inc.
a
3,139 1,671,172
Snap, Inc., Class A
a
6,640 351,522
T-Mobile US, Inc.
a
4,055 511,254
Twitter, Inc.
a
5,794 292,771
Verizon Communications, Inc. 29,426 1,611,073
Walt Disney Co. (The)
a
12,755 2,145,008
23,084,639
Consumer Discretionary – 13.2%
Amazon.com, Inc.
a
3,016 9,669,899
Booking Holdings, Inc.
a
284 552,190
Chipotle Mexican Grill, Inc., Class A
a
200 296,000
Dollar General Corp. 1,756 341,735
eBay, Inc. 4,744 268,083
General Motors Co. 8,692 440,511
Home Depot, Inc. (The) 7,648 2,071,231
Las Vegas Sands Corp. 2,167 104,211
Lowe's Cos., Inc. 5,245 875,128
Lululemon Athletica , Inc.
a
859 282,336
Marriott International, Inc., Class A 1,808 210,289
McDonald's Corp. 5,312 1,104,046
MercadoLibre , Inc.
a
326 580,120
Nike, Inc., Class B 8,810 1,176,928
O'Reilly Automotive, Inc.
a
517 219,968
Ross Stores, Inc. 2,438 271,325
Starbucks Corp. 8,355 808,848
Target Corp. 3,493 632,827
Tesla, Inc.
a
5,366 4,258,082
TJX Cos., Inc. (The) 8,354 534,990
24,698,747
Consumer Staples – 6.2%
Altria Group, Inc. 13,213 542,790
Brown-Forman Corp., Class A 274 18,117
Brown-Forman Corp., Class B 1,214 87,007
Coca-Cola Co. (The) 27,545 1,326,292
Colgate-Palmolive Co. 6,092 475,176
Constellation Brands, Inc., Class A 1,160 244,679
Costco Wholesale Corp. 3,141 1,106,983
Estee Lauder Cos., Inc. (The), Class A 1,575 372,724
General Mills, Inc. 4,249 246,867
Keurig Dr Pepper, Inc.
b
4,392 139,665
Kimberly-Clark Corp. 2,391 315,851
Kraft Heinz Co. (The) 4,452 149,186
Mondelez International, Inc., Class A 10,082 558,946
Monster Beverage Corp.
a
2,505 217,509
PepsiCo, Inc. 9,840 1,343,849
Philip Morris International, Inc. 11,132 886,664
Procter & Gamble Co. (The) 17,541 2,248,932
Walmart, Inc. 9,871 1,386,777
11,668,014
Energy – 1.6%
Chevron Corp. 13,716 1,168,603
ConocoPhillips 9,329 373,440
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Energy – 1.6% (continued)
Exxon Mobil Corp. 30,119 1,350,536
2,892,579
Financials – 9.6%
American Express Co. 4,534 527,123
AON PLC, Class A 1,632 331,459
Bank of America Corp. 53,532 1,587,224
Bank of New York Mellon Corp. (The) 5,830 232,209
Berkshire Hathaway, Inc., Class B
a
13,812 3,147,340
BlackRock, Inc., Class A 996 698,455
Blackstone Group, Inc. (The), Class A 4,622 310,552
Capital One Financial Corp. 3,135 326,855
Charles Schwab Corp. (The) 10,372 534,573
Chubb Ltd. 3,132 456,238
Citigroup, Inc. 14,749 855,295
CME Group, Inc., Class A 2,594 471,434
Goldman Sachs Group, Inc. (The) 2,393 648,910
Intercontinental Exchange, Inc. 3,883 428,489
JPMorgan Chase & Co. 21,496 2,765,890
Marsh & McLennan Cos., Inc. 3,577 393,148
MetLife, Inc. 5,207 250,717
Moody's Corp. 1,129 300,608
Morgan Stanley 9,970 668,488
PNC Financial Services Group, Inc. (The) 2,928 420,227
Progressive Corp. (The) 4,134 360,443
S&P Global, Inc. 1,703 539,851
Truist Financial Corp. 9,340 448,133
US Bancorp 9,495 406,861
Wells Fargo & Co. 29,203 872,586
17,983,108
Health Care – 14.2%
Abbott Laboratories 12,627 1,560,571
AbbVie, Inc. 12,407 1,271,469
Align Technology, Inc.
a
527 276,875
Amgen, Inc. 4,156 1,003,383
Anthem, Inc. 1,789 531,297
Baxter International, Inc. 3,545 272,362
Becton, Dickinson & Co. 2,059 539,026
Biogen, Inc.
a
1,122 317,088
Boston Scientific Corp.
a
10,401 368,611
Bristol-Myers Squibb Co. 16,141 991,542
Centene Corp.
a
4,038 243,491
Cigna Corp. 2,598 563,896
CVS Health Corp. 9,393 673,009
Danaher Corp. 4,504 1,071,231
Edwards Lifesciences Corp.
a
4,391 362,609
Eli Lilly & Co. 5,612 1,167,128
Gilead Sciences, Inc. 9,024 591,974
HCA Healthcare, Inc. 1,808 293,764
Humana, Inc. 918 351,695
IDEXX Laboratories, Inc.
a
600 287,208
Illumina, Inc.
a
1,060 452,026
Intuitive Surgical, Inc.
a
812 607,084
Johnson & Johnson 18,612 3,036,176
Medtronic PLC 9,599 1,068,657
Merck & Co., Inc. 18,013 1,388,262
Pfizer, Inc. 39,570 1,420,563
Regeneron Pharmaceuticals, Inc.
a
755 380,399
Stryker Corp. 2,276 503,019
Thermo Fisher Scientific, Inc. 2,820 1,437,354
UnitedHealth Group, Inc. 6,740 2,248,329
Veeva Systems, Inc., Class A
a
999 276,164

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Health Care – 14.2% (continued)
Vertex Pharmaceuticals, Inc.
a
1,872 428,838
Zoetis, Inc., Class A 3,381 521,519
26,506,619
Industrials – 6.6%
3M Co. 4,095 719,328
Boeing Co. (The) 3,714 721,222
Caterpillar, Inc. 3,790 692,964
Cintas Corp. 644 204,869
CoStar Group, Inc.
a
281 252,818
CSX Corp. 5,407 463,677
Cummins, Inc. 1,086 254,580
Deere & Co. 2,179 629,295
Eaton Corp. PLC 2,746 323,204
Emerson Electric Co. 4,124 327,239
FedEx Corp. 1,684 396,313
General Dynamics Corp. 1,703 249,796
General Electric Co. 61,121 652,772
Honeywell International, Inc. 5,005 977,827
Illinois Tool Works, Inc. 2,022 392,693
L3harris Technologies, Inc. 1,528 262,067
Lockheed Martin Corp. 1,747 562,220
Norfolk Southern Corp. 1,806 427,336
Northrop Grumman Corp. 1,098 314,698
Raytheon Technologies Corp. 10,847 723,820
Roper Technologies, Inc. 739 290,360
Uber Technologies, Inc.
a
9,675 492,748
Union Pacific Corp. 4,819 951,608
United Parcel Service, Inc., Class B 5,035 780,425
Waste Management, Inc. 2,720 302,790
12,366,669
Information Technology – 30.9%
Accenture PLC, Class A 4,449 1,076,302
Adobe, Inc.
a
3,407 1,563,029
Advanced Micro Devices, Inc.
a
8,545 731,794
Amphenol Corp., Class A 2,054 256,504
Analog Devices, Inc. 2,548 375,397
Apple, Inc. 113,006 14,912,272
Applied Materials, Inc. 6,360 614,885
Autodesk, Inc.
a
1,529 424,190
Automatic Data Processing, Inc. 2,978 491,727
Broadcom, Inc. 2,849 1,283,474
Cisco Systems, Inc. 30,104 1,342,036
Cognizant Technology Solutions Corp., Class A 3,664 285,609
DocuSign, Inc., Class A
a
1,366 318,128
Fidelity National Information Services, Inc. 4,403 543,594
Fiserv, Inc.
a
3,920 402,545
Global Payments, Inc. 2,070 365,396
Intel Corp. 29,184 1,620,004
International Business Machines Corp. 6,321 752,894
Intuit, Inc. 1,842 665,386
LAM Research Corp. 1,003 485,402
Mastercard , Inc., Class A 6,218 1,966,691
Micron Technology, Inc.
a
7,748 606,436
Microsoft Corp. 53,449 12,398,030
NVIDIA Corp. 4,380 2,275,804
Nxp Semiconductors NV 2,031 325,915
Oracle Corp. 13,573 820,216
PayPal Holdings, Inc.
a
8,248 1,932,589
Qualcomm, Inc. 7,946 1,241,801
salesforce.com, Inc.
a
6,516 1,469,749
ServiceNow , Inc.
a
1,391 755,536
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Information Technology – 30.9% (continued)
Square, Inc., Class A
a
2,757 595,402
Synopsys, Inc.
a
1,116 285,082
Texas Instruments, Inc. 6,432 1,065,718
Twilio , Inc., Class A
a
1,015 364,821
Visa, Inc., Class A
b
11,988 2,316,681
Workday, Inc., Class A
a
1,318 299,885
Zoom Video Communications, Inc., Class A
a
1,430 532,060
57,762,984
Materials – 1.7%
Air Products & Chemicals, Inc. 1,552 414,012
Dow, Inc. 5,081 263,704
DuPont de Nemours, Inc., Class W 5,051 401,302
Ecolab, Inc., Class W 1,709 349,508
Linde PLC 3,756 921,722
Newmont Corp. 5,638 336,025
Sherwin-Williams Co. (The) 578 399,860
Southern Copper Corp. 749 49,741
3,135,874
Real Estate – 1.6%
American Tower Corp.
c
3,138 713,456
Crown Castle International Corp.
c
3,071 489,087
Digital Realty Trust, Inc.
c
2,009 289,196
Equinix , Inc.
c
626 463,215
ProLogis , Inc.
c
5,205 537,156
Public Storage
c
1,057 240,594
SBA Communications Corp., Class A
c
757 203,383
2,936,087
Utilities – 2.0%
American Electric Power Co., Inc. 3,434 277,845
Dominion Energy, Inc. 5,891 429,395
Duke Energy Corp. 5,202 488,988
Exelon Corp. 6,787 282,068
NextEra Energy, Inc. 13,950 1,128,136
Sempra Energy 2,020 249,995
Southern Co. (The) 7,480 440,722
WEC Energy Group, Inc. 2,175 193,357
Xcel Energy, Inc. 3,650 233,564
3,724,070
Total Common Stocks (cost $169,254,045) 186,759,390
Investment Companies – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
d,e
(cost $48,930) 48,930 48,930
Total Investments (cost $169,302,975) 99.9% 186,808,320
Cash and Receivables (Net) 0.1% 167,584
Net Assets 100.0% 186,975,904

See Notes to Statements of Investments
a
Non-income producing security.
b
Security, or portion thereof, on loan. At January 31, 2021, the value of the fund’s securities on loan was $833,194 and the value of the collateral was $853,925, consisting of U.S. Government
& Agency securities.
c
Investment in a real estate investment trust.
d
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
e
The rate shown is the 1-day yield as of January 31, 2021.

STATEMENT OF INVESTMENTS
January 31, 2021 (Unaudited)
BNY Mellon US Mid Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.9%
Communication Services – 5.0%
Altice USA, Inc., Class A
a
2,475 88,036
Cable One, Inc. 53 106,000
Discovery, Inc., Class A
a,b
1,462 60,556
Discovery, Inc., Class C
a
3,014 105,580
DISH Network Corp., Class A
a
2,389 69,329
Fox Corp., Class A 3,186 99,339
Fox Corp., Class B 1,462 43,699
IAC/InterActiveCorp
a
737 154,733
Interpublic Group of Cos., Inc. (The) 3,622 87,182
Liberty Broadband Corp., Class A
a
242 35,131
Liberty Broadband Corp., Class C
a
1,976 288,595
Liberty Media Corp.-Liberty Formula One, Class
A
a
250 9,062
Liberty Media Corp.-Liberty Formula One, Class
C
a
1,935 77,845
Liberty Media Corp.-Liberty SiriusXM, Class A
a
819 33,104
Liberty Media Corp.-Liberty SiriusXM, Class C
a
1,602 64,977
Live Nation Entertainment, Inc.
a,b
1,350 89,707
Lumen Technologies, Inc. 9,323 115,419
Match Group, Inc.
a,b
2,394 334,825
News Corp., Class A 3,720 72,168
News Corp., Class B 1,198 22,618
Omnicom Group, Inc. 1,994 124,386
Pinterest, Inc., Class A
a
4,711 322,751
Roku, Inc., Class A
a
1,005 390,975
Sirius XM Holdings, Inc.
b
10,600 66,356
Take-Two Interactive Software, Inc.
a
1,063 213,078
ViacomCBS, Inc., Class A 98 4,769
ViacomCBS, Inc., Class B
b
5,312 257,632
Zillow Group, Inc., Class A
a
341 47,304
Zillow Group, Inc., Class C
a,b
1,352 176,382
Zynga, Inc., Class A
a
9,166 90,835
3,652,373
Consumer Discretionary – 10.9%
Advance Auto Parts, Inc. 607 90,528
Aptiv PLC 2,519 336,538
Aramark 2,408 82,570
Autoliv, Inc. 754 66,887
AutoZone, Inc.
a
217 242,686
Best Buy Co., Inc. 2,167 235,813
BorgWarner, Inc. 2,228 93,554
Bright Horizons Family Solutions, Inc.
a
552 83,887
Burlington Stores, Inc.
a
623 155,065
Caesars Entertainment, Inc.
a
1,906 134,163
CarMax, Inc.
a
1,518 178,790
Carnival Corp.
b
6,777 126,527
Carvana Co., Class A
a,b
518 135,296
Chegg, Inc.
a,b
1,190 113,359
D.R. Horton, Inc. 3,034 233,011
Darden Restaurants, Inc. 1,210 141,437
Deckers Outdoor Corp.
a
251 73,287
Dollar Tree, Inc.
a
2,218 225,482
Domino's Pizza, Inc. 365 135,327
Draftkings, Inc., Class A
a,b
2,901 156,973
Etsy, Inc.
a
1,163 231,542
Expedia Group, Inc. 1,285 159,469
Five Below, Inc.
a
511 89,798
Floor & Decor Holdings, Inc., Class A
a
949 87,374
Ford Motor Co. 36,539 384,756
Gap, Inc. (The)
a
1,855 37,564
Garmin Ltd. 1,351 155,176
Gentex Corp. 2,262 74,759
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Consumer Discretionary – 10.9% (continued)
Genuine Parts Co. 1,290 121,105
Grubhub, Inc.
a
851 64,055
Hasbro, Inc. 1,210 113,522
Hilton Worldwide Holdings, Inc. 2,549 258,443
L Brands, Inc. 2,127 86,697
Lear Corp. 517 77,943
Lennar Corp., Class A 2,494 207,376
Lennar Corp., Class B 166 11,112
LKQ Corp.
a
2,583 90,638
MGM Resorts International 3,877 110,727
Mohawk Industries, Inc.
a
568 81,565
Newell Brands, Inc. 3,528 84,743
NVR, Inc.
a
34 151,180
Peloton Interactive, Inc., Class A
a
2,355 344,136
Penn National Gaming, Inc.
a,b
1,349 139,918
Pool Corp. 359 127,151
PulteGroup, Inc. 2,500 108,750
Royal Caribbean Cruises Ltd. 1,722 111,930
Service Corp. International 1,650 83,210
Tractor Supply Co. 1,080 153,079
Ulta Beauty, Inc.
a
532 148,832
Vail Resorts, Inc.
b
381 101,331
VF Corp. 2,979 228,996
Wayfair, Inc., Class A
a,b
669 182,182
Whirlpool Corp. 598 110,684
Williams-Sonoma, Inc.
b
699 90,115
Wynn Resorts Ltd.
b
971 96,644
Yum! Brands, Inc. 2,768 280,924
8,028,606
Consumer Staples – 4.7%
Archer-Daniels-Midland Co. 5,064 253,251
Beyond Meat, Inc.
a,b
455 81,026
Boston Beer Co., Inc. (The), Class A
a
89 81,603
Bunge Ltd. 1,311 85,792
Campbell Soup Co. 1,838 88,426
Casey's General Stores, Inc. 355 66,555
Church & Dwight Co., Inc. 2,280 192,500
Clorox Co. (The) 1,173 245,697
ConAgra Brands, Inc. 4,544 157,222
Darling Ingredients, Inc.
a
1,469 91,093
Hershey Co. (The) 1,380 200,707
Hormel Foods Corp. 2,615 122,539
JM Smucker Co. (The) 1,062 123,627
Kellogg Co. 2,334 137,566
Kroger Co. (The) 7,234 249,573
Lamb Weston Holdings, Inc. 1,384 103,385
McCormick & Co., Inc. 2,312 207,017
Molson Coors Beverage Co., Class B 1,688 84,670
Reynolds Consumer Products, Inc. 457 13,710
SYSCO Corp. 4,672 334,095
Tyson Foods, Inc., Class A 2,728 175,438
Walgreens Boots Alliance, Inc. 6,574 330,344
3,425,836
Energy – 4.0%
Baker Hughes Co., Class A 6,437 129,319
Cabot Oil & Gas Corp. 3,984 73,027
Cheniere Energy, Inc.
a
2,139 135,463
EOG Resources, Inc. 5,328 271,515
Halliburton Co. 8,294 146,223
Hess Corp. 2,538 137,001
Kinder Morgan, Inc. 17,788 250,455

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Energy – 4.0% (continued)
Marathon Petroleum Corp. 5,967 257,536
Occidental Petroleum Corp. 7,784 156,147
Oneok, Inc. 4,067 161,989
Phillips 66 4,088 277,166
Pioneer Natural Resources Co. 1,843 222,819
Schlumberger NV 12,953 287,686
Valero Energy Corp. 3,726 210,258
Williams Cos., Inc. (The) 11,405 242,128
2,958,732
Financials – 11.3%
Aflac, Inc. 6,082 274,785
AGNC Investment Corp.
c
5,225 81,510
Alleghany Corp. 134 75,958
Allstate Corp. (The) 2,779 297,853
Ally Financial, Inc. 3,460 130,926
American Financial Group, Inc. 622 58,555
American International Group, Inc. 7,882 295,102
Ameriprise Financial, Inc. 1,098 217,261
Annaly Capital Management, Inc.
c
13,550 110,026
Apollo Global Management, Inc., Class A 1,916 88,021
Arch Capital Group Ltd.
a
3,830 120,300
Arthur J Gallagher & Co. 1,768 204,045
Assurant, Inc. 569 77,082
Brown & Brown, Inc. 2,208 95,143
Carlyle Group, Inc. (The) 952 30,721
Cincinnati Financial Corp. 1,351 113,606
Citizens Financial Group, Inc. 3,972 144,740
Commerce Bancshares, Inc. 1,003 67,051
Discover Financial Services 2,861 239,008
Eaton Vance Corp. 1,039 69,758
Equitable Holdings, Inc. 3,762 93,222
Erie Indemnity Co., Class A 242 58,830
Everest Re Group Ltd. 377 79,577
FactSet Research Systems, Inc. 359 108,540
Fidelity National Financial, Inc. 2,719 98,700
Fifth Third Bancorp 6,547 189,405
First Republic Bank 1,630 236,334
Franklin Resources, Inc. 2,563 67,381
Globe Life, Inc. 930 84,063
Hartford Financial Services Group, Inc. (The) 3,345 160,627
Huntington Bancshares, Inc. 9,606 127,039
KeyCorp 9,222 155,483
KKR & Co., Inc., Class A 5,216 203,163
Lincoln National Corp. 1,693 77,015
Loews Corp. 2,067 93,614
M&T Bank Corp. 1,212 160,554
Markel Corp.
a
131 127,002
MarketAxess Holdings, Inc. 358 193,592
Morningstar, Inc. 205 47,127
MSCI, Inc., Class A 776 306,753
NASDAQ, Inc. 1,067 144,333
Northern Trust Corp. 1,957 174,545
Principal Financial Group, Inc. 2,410 118,741
Prudential Financial, Inc. 3,659 286,426
Raymond James Financial, Inc. 1,157 115,619
Regions Financial Corp. 9,053 153,992
Reinsurance Group of America, Inc., Class A 646 67,862
RenaissanceRe Holdings Ltd. 491 73,866
SEI Investments Co. 1,153 60,936
State Street Corp. 3,250 227,500
SVB Financial Group
a
490 214,512
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Financials – 11.3% (continued)
Synchrony Financial 5,015 168,755
T Rowe Price Group, Inc. 2,066 323,288
Travelers Cos., Inc. (The) 2,318 315,943
Voya Financial, Inc.
b
1,162 64,445
Willis Towers Watson PLC 1,177 238,860
WR Berkley Corp. 1,343 83,454
8,292,549
Health Care – 13.7%
10x Genomics, Inc., Class A
a
629 107,653
ABIOMED, Inc.
a
431 150,096
ACADIA Pharmaceuticals, Inc.
a
1,057 50,789
Agilent Technologies, Inc. 2,827 339,721
Alexion Pharmaceuticals, Inc.
a
2,054 314,940
Alnylam Pharmaceuticals, Inc.
a
1,066 160,412
Amedisys, Inc.
a
298 85,618
AmerisourceBergen Corp., Class A 1,385 144,317
Avantor, Inc.
a
4,912 144,855
BioMarin Pharmaceutical, Inc.
a
1,665 137,829
BIO-RAD Laboratories, Inc., Class A
a
205 117,623
Bio-Techne Corp. 361 117,293
Bruker Corp. 976 56,501
Cardinal Health, Inc. 2,674 143,674
Catalent, Inc.
a
1,526 175,566
Cerner Corp. 2,867 229,675
Charles River Laboratories International, Inc.
a
471 122,013
Chemed Corp. 151 78,203
Cooper Cos., Inc. (The) 460 167,458
DaVita, Inc.
a
721 84,624
DENTSPLY SIRONA, Inc. 2,034 108,799
DexCom, Inc.
a
887 332,492
Elanco Animal Health, Inc.
a
4,307 125,032
Encompass Health Corp. 947 76,139
Exact Sciences Corp.
a
1,457 199,842
Exelixis, Inc.
a
2,829 62,832
Guardant Health, Inc.
a
780 121,290
Henry Schein, Inc.
a
1,326 87,317
Hill-Rom Holdings, Inc. 602 57,816
Hologic, Inc.
a
2,411 192,229
Horizon Therapeutics PLC
a
2,031 147,207
Incyte Corp.
a
1,706 153,113
Insulet Corp.
a,b
611 163,247
Ionis Pharmaceuticals, Inc.
a,b
1,271 76,349
IQVIA Holdings, Inc.
a
1,764 313,639
Jazz Pharmaceuticals PLC
a
529 82,260
Laboratory Corp. of America Holdings
a
914 209,224
LHC Group, Inc.
a
284 56,578
Masimo Corp.
a
472 120,794
McKesson Corp. 1,482 258,565
Mettler-Toledo International, Inc.
a
222 259,318
Mirati Therapeutics, Inc.
a
417 85,623
Moderna, Inc.
a
2,774 480,346
Molina Healthcare, Inc.
a
527 112,572
Neurocrine Biosciences, Inc.
a
876 96,141
Novocure Ltd.
a,b
792 127,480
Penumbra, Inc.
a,b
305 79,632
PerkinElmer, Inc. 1,039 152,806
Perrigo Co. PLC 1,266 54,058
PPD, Inc.
a
1,101 35,408
PRA Health Sciences, Inc.
a
607 74,807
Quest Diagnostics, Inc. 1,250 161,437
Quidel Corp.
a,b
347 87,087

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Health Care – 13.7% (continued)
Repligen Corp.
a
469 93,800
ResMed, Inc. 1,351 272,321
Royalty Pharma PLC, Class A
b
739 34,740
Seagen, Inc.
a
1,161 190,717
STERIS PLC 800 149,688
Tandem Diabetes Care, Inc.
a
569 52,718
Teladoc Health, Inc.
a
1,136 299,711
Teleflex, Inc. 437 165,024
Universal Health Services, Inc., Class B 739 92,139
Varian Medical Systems, Inc.
a
857 150,463
Viatris, Inc.
a
11,187 190,067
Waters Corp.
a
574 151,921
West Pharmaceutical Services, Inc. 694 207,846
Zimmer Biomet Holdings, Inc. 1,896 291,358
10,022,852
Industrials – 13.5%
AECOM
a
1,480 74,148
Allegion PLC 873 93,420
AMERCO 78 36,070
AMETEK, Inc. 2,144 242,829
AO Smith Corp. 1,251 67,929
Carlisle Cos., Inc. 476 68,987
Carrier Global Corp. 7,579 291,792
CH Robinson Worldwide, Inc. 1,252 107,121
Clarivate PLC
a
2,374 68,704
Copart, Inc.
a
1,932 212,037
Delta Air Lines, Inc. 5,867 222,711
Dover Corp. 1,350 157,262
Dun & Bradstreet Holdings, Inc.
a
1,193 28,215
Equifax, Inc. 1,136 201,197
Expeditors International of Washington, Inc. 1,552 138,935
Fastenal Co. 5,355 244,134
Fortive Corp. 3,074 203,130
Fortune Brands Home & Security, Inc. 1,236 106,605
Generac Holdings, Inc.
a
593 146,127
Graco, Inc. 1,545 106,512
HEICO Corp. 393 46,272
HEICO Corp., Class A 687 73,035
Howmet Aerospace, Inc. 3,661 89,987
Hubbell, Inc., Class B 514 79,978
Huntington Ingalls Industries, Inc. 374 58,841
IAA, Inc.
a
1,220 69,711
IDEX Corp. 678 126,237
IHS Markit Ltd. 3,488 303,735
Ingersoll Rand, Inc.
a
3,378 141,336
Jacobs Engineering Group, Inc. 1,215 122,666
JB Hunt Transport Services, Inc. 798 107,459
Johnson Controls International PLC 6,657 331,652
Kansas City Southern 858 173,891
Knight-Swift Transportation Holdings, Inc., Class
A 1,123 44,920
Lennox International, Inc. 304 83,749
Lyft, Inc., Class A
a,b
2,255 100,257
Masco Corp. 2,451 133,114
Nikola Corp.
a,b
1,336 30,848
Nordson Corp. 489 87,526
Old Dominion Freight Line, Inc. 907 175,958
Otis Worldwide Corp. 3,806 246,058
Owens Corning 966 74,962
PACCAR, Inc. 3,241 295,644
Parker-Hannifin Corp. 1,211 320,443
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Industrials – 13.5% (continued)
Pentair PLC 1,534 83,542
Quanta Services, Inc. 1,270 89,497
Republic Services, Inc., Class A 1,958 177,238
Rockwell Automation, Inc. 1,063 264,187
Rollins, Inc. 2,125 76,543
Sensata Technologies Holding PLC
a
1,490 81,205
Snap-On, Inc. 515 92,695
Southwest Airlines Co. 5,369 235,914
Stanley Black & Decker, Inc. 1,456 252,601
Sunrun, Inc.
a,b
1,431 99,125
Teledyne Technologies, Inc.
a
336 119,955
Textron, Inc. 2,162 97,852
Toro Co. (The) 1,021 96,229
Trane Technologies PLC 2,237 320,674
TransDigm Group, Inc.
a
507 280,513
TransUnion 1,769 153,974
Trex Co., Inc.
a,b
1,061 97,368
United Airlines Holdings, Inc.
a,b
2,731 109,213
United Rentals, Inc.
a
682 165,733
Verisk Analytics, Inc., Class A 1,518 278,553
Watsco, Inc. 282 67,254
Westinghouse Air Brake Technologies Corp. 1,709 126,825
WW Grainger, Inc. 413 150,493
XPO Logistics, Inc.
a
869 95,946
Xylem, Inc. 1,673 161,595
9,910,868
Information Technology – 20.5%
Akamai Technologies, Inc.
a
1,516 168,321
Alteryx, Inc., Class A
a,b
495 62,395
Anaplan, Inc.
a,b
1,306 87,110
ANSYS, Inc.
a
806 285,622
Arista Networks, Inc.
a
510 156,856
Aspen Technology, Inc.
a
644 86,232
Avalara, Inc.
a
812 121,800
Bill.com Holdings, Inc.
a
545 66,425
Black Knight, Inc.
a
1,484 121,228
Booz Allen Hamilton Holding Corp., Class A 1,286 109,529
Broadridge Financial Solutions, Inc. 1,067 150,778
Cadence Design Systems, Inc.
a
2,614 340,839
CDW Corp. 1,289 169,710
Ceridian HCM Holding, Inc.
a
1,200 111,492
Ciena Corp.
a
1,387 74,052
Citrix Systems, Inc. 1,124 149,840
Cloudflare, Inc., Class A
a
1,627 124,726
Cognex Corp. 1,629 133,790
Corning, Inc. 7,088 254,247
Coupa Software, Inc.
a
650 201,415
Cree, Inc.
a
1,001 101,181
Crowdstrike Holdings, Inc., Class A
a,b
1,741 375,708
Datadog, Inc., Class A
a
1,785 183,409
Dell Technologies, Inc., Class C
a
2,145 156,349
Dynatrace, Inc.
a
1,716 71,231
Elastic NV
a
555 84,338
Enphase Energy, Inc.
a
1,162 211,891
Entegris, Inc. 1,275 125,447
EPAM Systems, Inc.
a
507 174,626
F5 Networks, Inc.
a
566 110,908
Fair Isaac Corp.
a
270 121,530
First Solar, Inc.
a,b
763 75,651
Five9, Inc.
a
609 101,246
FleetCor Technologies, Inc.
a
762 184,976

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Information Technology – 20.5% (continued)
Flex Ltd.
a
4,503 79,433
Fortinet, Inc.
a
1,268 183,543
Gartner, Inc.
a
840 127,604
Genpact Ltd. 1,560 59,717
GoDaddy, Inc., Class A
a
1,555 122,192
Guidewire Software, Inc.
a
783 89,841
Hewlett Packard Enterprise Co. 12,145 149,869
HP, Inc. 12,754 310,432
HubSpot, Inc.
a
393 146,275
Inphi Corp.
a
474 79,921
IPG Photonics Corp.
a
340 75,966
Jack Henry & Associates, Inc. 686 99,326
Juniper Networks, Inc. 3,073 75,043
Keysight Technologies, Inc.
a
1,746 247,216
KLA Corp. 1,460 408,902
Leidos Holdings, Inc. 1,214 128,757
Lumentum Holdings, Inc.
a,b
684 64,159
Marvell Technology Group Ltd. 6,195 318,795
Maxim Integrated Products, Inc. 2,487 218,135
Microchip Technology, Inc. 2,439 331,972
MongoDB, Inc., Class A
a
481 177,782
Monolithic Power Systems, Inc. 396 140,695
Motorola Solutions, Inc. 1,551 259,870
Ncino, Inc.
a,b
238 17,065
NetApp, Inc. 2,053 136,401
NortonLifeLock, Inc. 5,313 111,945
Nuance Communications, Inc.
a,b
2,583 117,630
Okta, Inc., Class A
a
1,122 290,609
ON Semiconductor Corp.
a,b
3,803 131,165
Palo Alto Networks, Inc.
a
888 311,466
Paychex, Inc. 2,958 258,293
Paycom Software, Inc.
a
455 172,782
Paylocity Holding Corp.
a
336 62,987
Pegasystems, Inc. 377 48,049
PTC, Inc.
a
988 131,315
Qorvo, Inc.
a
1,039 177,544
RingCentral, Inc., Class A
a,b
744 277,452
Seagate Technology PLC
b
2,037 134,686
Skyworks Solutions, Inc. 1,572 266,061
Slack Technologies, Inc., Class A
a
4,517 190,482
Smartsheet, Inc., Class A
a
1,042 72,669
Snowflake, Inc., Class A
a
298 81,190
SolarEdge Technologies, Inc.
a
471 135,803
SolarWinds Corp.
a
644 10,826
Splunk, Inc.
a
1,507 248,700
SS&C Technologies Holdings, Inc. 2,083 130,979
SYNNEX Corp. 357 29,138
TE Connectivity Ltd. 3,057 368,063
Teradyne, Inc. 1,541 174,873
Trade Desk, Inc. (The), Class A
a
393 301,034
Trimble, Inc.
a
2,367 156,009
Tyler Technologies, Inc.
a
377 159,392
Ubiquiti, Inc.
b
80 24,639
Universal Display Corp. 401 92,559
VeriSign, Inc.
a
926 179,709
VMware, Inc., Class A
a,b
757 104,352
Western Digital Corp. 2,768 156,198
Western Union Co. (The) 4,141 92,220
Xilinx, Inc. 2,274 296,916
Zebra Technologies Corp., Class A
a
498 193,139
Zendesk, Inc.
a
1,082 156,068
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Information Technology – 20.5% (continued)
Zscaler, Inc.
a
681 135,996
15,086,747
Materials – 5.4%
Albemarle Corp. 1,007 163,799
Amcor PLC 14,234 155,720
AptarGroup, Inc. 609 80,979
Avery Dennison Corp. 792 119,489
Ball Corp. 3,045 268,021
Celanese Corp., Class A 1,063 129,845
CF Industries Holdings, Inc. 1,976 81,767
Corteva, Inc. 6,990 278,621
Crown Holdings, Inc.
a
1,251 112,778
Eastman Chemical Co. 1,289 126,773
FMC Corp. 1,228 132,980
Freeport-McMoRan, Inc. 13,346 359,141
International Flavors & Fragrances, Inc., Class
W
b
967 108,671
International Paper Co. 3,663 184,286
LyondellBasell Industries NV, Class A 2,398 205,652
Martin Marietta Materials, Inc. 588 168,997
Mosaic Co. (The) 3,044 79,022
Nucor Corp. 2,807 136,785
Packaging Corp. of America 896 120,476
PPG Industries, Inc. 2,204 296,901
Reliance Steel & Aluminum Co. 607 70,461
Royal Gold, Inc. 624 66,693
RPM International, Inc. 1,211 99,871
Scotts Miracle-GRO Co. (The) 394 87,236
Vulcan Materials Co. 1,235 184,188
Westlake Chemical Corp. 341 26,073
Westrock Co. 2,405 99,639
3,944,864
Real Estate – 6.0%
Alexandria Real Estate Equities, Inc.
b,c
1,178 196,856
American Homes 4 Rent, Class A
c
2,367 71,554
Americold Realty Trust
c
1,857 64,828
AvalonBay Communities, Inc.
c
1,266 207,206
Boston Properties, Inc.
c
1,274 116,278
Camden Property Trust
c
926 94,591
CBRE Group, Inc., Class A
a
3,166 193,063
CyrusOne, Inc.
c
1,096 79,953
Duke Realty Corp.
c
3,434 135,849
Equity LifeStyle Properties, Inc.
c
1,521 92,538
Equity Residential
c
3,096 190,837
Essex Property Trust, Inc.
c
588 140,891
Extra Space Storage, Inc.
c
1,156 131,541
Gaming and Leisure Properties, Inc.
c
2,010 82,671
Healthpeak Properties, Inc.
c
5,018 148,784
Host Hotels & Resorts, Inc.
c
6,547 88,712
Invitation Homes, Inc.
c
5,112 150,702
Iron Mountain, Inc.
b,c
2,740 92,256
Medical Properties Trust, Inc.
c
5,416 114,332
Mid-America Apartment Communities, Inc.
c
1,081 143,503
OMEGA Healthcare Investors, Inc.
c
2,143 77,619
Realty Income Corp.
c
3,208 189,465
Regency Centers Corp.
c
1,459 68,836
Simon Property Group, Inc.
c
3,069 285,202
Sun Communities, Inc.
c
976 139,695
UDR, Inc.
c
2,618 100,662
Ventas, Inc.
c
3,526 162,443
Vereit, Inc.
c
2,048 72,151

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statements of Investments
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Real Estate – 6.0% (continued)
VICI Properties, Inc.
c
4,855 122,734
Vornado Realty Trust
c
1,361 54,113
Welltower, Inc.
c
3,905 236,643
Weyerhaeuser Co.
c
6,965 217,238
WP Carey, Inc.
c
1,631 108,298
4,372,044
Utilities – 4.9%
AES Corp. (The) 6,246 152,340
Alliant Energy Corp. 2,273 110,581
Ameren Corp. 2,322 168,856
American Water Works Co., Inc. 1,685 267,949
Atmos Energy Corp. 1,144 101,816
Avangrid, Inc. 549 25,402
CenterPoint Energy, Inc. 5,112 107,812
CMS Energy Corp. 2,703 153,747
Consolidated Edison, Inc. 3,150 222,957
DTE Energy Co. 1,801 213,815
Edison International 3,480 202,397
Entergy Corp. 1,859 177,218
Essential Utilities, Inc. 2,031 94,035
Evergy, Inc. 2,071 111,275
Eversource Energy 3,227 282,363
FirstEnergy Corp. 5,144 158,229
NiSource, Inc. 3,474 76,949
NRG Energy, Inc. 2,285 94,622
OGE Energy Corp. 1,879 57,347
PG&E Corp.
a
13,688 156,454
Pinnacle West Capital Corp. 1,030 77,508
PPL Corp. 7,029 194,492
Public Service Enterprise Group, Inc. 4,694 264,882
UGI Corp. 1,944 69,965
Vistra Energy Corp. 4,634 92,541
3,635,552
Total Common Stocks (cost $61,386,022) 73,331,023
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
d,e
(cost $45,045) 45,045 45,045
Investment of Cash Collateral for Securities Loaned – 0.3%
Registered Investment Companies – 0.3%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
d,e
(cost $271,731) 271,731 271,731
Total Investments (cost $61,702,798) 100.3% 73,647,799
Liabilities, Less Cash and Receivables (0.3)% (241,584)
Net Assets 100.0% 73,406,215
a
Non-income producing security.
b
Security, or portion thereof, on loan. At January 31, 2021, the value of the fund’s securities on loan was $4,224,660 and the value of the collateral was $4,317,058, consisting of cash collateral of
$271,731 and U.S. Government & Agency securities valued at $4,045,327.
c
Investment in a real estate investment trust.
d
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
e
The rate shown is the 1-day yield as of January 31, 2021.

STATEMENT OF INVESTMENTS
January 31, 2021 (Unaudited)
BNY Mellon US Small Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.9%
Communication Services – 2.1%
Bandwidth, Inc., Class A
a,b
610 108,665
Cardlytics, Inc.
a,b
761 93,047
Cargurus, Inc., Class A
b
2,407 70,405
Cogent Communications Holdings, Inc. 1,170 66,632
Iridium Communications, Inc.
b
3,228 159,044
John Wiley & Sons, Inc., Class A 1,181 53,865
Liberty Latin America Ltd., Class A
b
1,955 19,726
Liberty Latin America Ltd., Class C
b
4,177 41,311
Madison Square Garden Sports Corp., Class A
b
483 78,193
New York Times Co. (The), Class A 3,973 197,021
Nexstar Media Group, Inc., Class A 1,248 141,860
TEGNA, Inc. 6,010 96,340
Telephone & Data Systems, Inc. 2,790 52,313
TripAdvisor, Inc.
b
2,784 86,221
Vonage Holdings Corp.
b
6,348 79,223
Warner Music Group Corp., Class A 2,458 86,251
World Wrestling Entertainment, Inc., Class A 1,277 71,933
Zoominfo Technologies, Inc., Class A
b
2,219 106,534
1,608,584
Consumer Discretionary – 13.3%
Acushnet Holdings Corp. 941 38,412
Adient PLC
b
2,537 81,920
American Eagle Outfitters, Inc.
a
4,057 92,053
Asbury Automotive Group, Inc.
b
527 75,155
AutoNation, Inc.
b
1,587 113,121
Bed Bath & Beyond, Inc.
a
3,454 122,030
Big Lots, Inc.
a
984 58,725
Boyd Gaming Corp.
b
2,203 99,487
Brinker International, Inc. 1,241 73,070
Brunswick Corp. 2,184 188,829
Capri Holdings Ltd.
b
4,119 171,597
Carter's, Inc. 1,181 103,975
Chewy, Inc., Class A
a,b
2,048 208,527
Choice Hotels International, Inc. 815 82,022
Churchill Downs, Inc. 968 181,452
Columbia Sportswear Co. 811 70,930
Cracker Barrel Old Country Store, Inc. 654 88,493
Crocs, Inc.
b
1,859 130,167
Dana, Inc. 3,975 76,956
Dick's Sporting Goods, Inc.
a
1,792 120,082
Dorman Products, Inc.
b
797 72,391
Extended Stay America, Inc. 4,644 68,174
Foot Locker, Inc. 2,876 126,026
Fox Factory Holding Corp.
b
1,134 135,672
Frontdoor, Inc.
b
2,308 127,032
Goodyear Tire & Rubber Co. (The) 6,407 67,594
Grand Canyon Education, Inc.
b
1,266 107,534
Group 1 Automotive, Inc. 468 64,406
H&R Block, Inc. 5,002 86,184
Hanesbrands, Inc.
a
9,511 145,423
Harley-Davidson, Inc. 4,143 166,093
Helen of Troy Ltd.
a,b
696 169,998
Hilton Grand Vacations, Inc.
b
2,340 69,545
Hyatt Hotels Corp., Class A
a
971 63,756
Installed Building Products, Inc.
b
611 64,112
iRobot Corp.
a,b
757 90,916
KB Home 2,393 99,644
Kohl's Corp. 4,260 187,696
Kontoor Brands, Inc. 1,267 45,764
LCI Industries 694 89,790
Leggett & Platt, Inc. 3,571 146,411
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Consumer Discretionary – 13.3% (continued)
Leslie's, Inc.
a,b
1,006 28,772
LGI Homes, Inc.
a,b
604 64,453
Lithia Motors, Inc., Class A 709 225,944
Macy's, Inc.
a
8,528 128,261
Marriott Vacations Worldwide Corp. 1,110 136,264
Mattel, Inc.
b
9,507 172,267
MDC Holdings, Inc. 1,388 72,204
Meritage Homes Corp.
b
1,018 81,705
Murphy USA, Inc. 733 91,310
National Vision Holdings, Inc.
a,b
2,207 102,339
Nordstrom, Inc.
a
2,957 104,826
Norwegian Cruise Line Holdings Ltd.
a,b
8,563 193,952
Ollie's Bargain Outlet Holdings, Inc.
a,b
1,553 147,116
Overstock.Com, Inc.
a,b
1,145 88,852
Papa John's International, Inc. 895 91,541
Penske Automotive Group, Inc. 911 54,514
Planet Fitness, Inc., Class A
b
2,219 159,768
Polaris, Inc. 1,568 182,939
PVH Corp. 1,937 165,149
Qurate Retail, Inc., Series A 10,663 134,354
Ralph Lauren Corp., Class A 1,303 131,668
RH
b
433 205,831
Scientific Games Corp., Class A
b
1,540 60,399
Shake Shack, Inc., Class A
a,b
979 111,038
Shutterstock, Inc. 586 38,084
Six Flags Entertainment Corp. 2,166 74,077
Skechers USA, Inc., Class A
b
3,679 126,852
Stamps.com, Inc.
b
500 114,155
Steven Madden Ltd. 2,091 70,258
Stitch Fix, Inc., Class A
a,b
1,555 148,409
Strategic Education, Inc. 669 59,119
Tapestry, Inc. 7,573 239,458
Taylor Morrison Home Corp., Class A
b
3,576 92,904
Tempur Sealy International, Inc.
b
5,186 136,910
Terminix Global Holdings, Inc.
b
3,570 170,218
Texas Roadhouse, Inc., Class A 1,794 136,721
Thor Industries, Inc.
a
1,522 184,177
Toll Brothers, Inc. 3,138 160,352
TopBuild Corp.
b
918 183,554
TRI Pointe Group, Inc.
b
3,610 72,922
Under Armour, Inc., Class A
b
5,275 92,312
Under Armour, Inc., Class C
b
5,258 78,712
Urban Outfitters, Inc.
a,b
1,938 53,159
Visteon Corp.
b
768 97,905
Vivint Smart Home, Inc.
b
1,144 21,610
Wendy's Co. (The) 4,918 100,327
Wingstop, Inc. 802 120,340
Wolverine World Wide, Inc. 2,233 63,953
Wyndham Destinations, Inc. 2,357 104,274
Wyndham Hotels & Resorts, Inc. 2,518 146,472
YETI Holdings, Inc.
b
2,047 134,733
10,328,597
Consumer Staples – 3.2%
BJ's Wholesale Club Holdings, Inc.
a,b
3,736 157,173
Cal-Maine Foods, Inc.
b
1,020 39,107
Central Garden & Pet Co., Class A
b
264 11,165
Central Garden & Pet Co., Class A
b
1,069 41,691
Coca-Cola Consolidated, Inc. 127 33,891
Coty, Inc., Class A 7,846 49,979
Energizer Holdings, Inc.
a
1,685 73,870
Flowers Foods, Inc. 5,358 123,020

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Consumer Staples – 3.2% (continued)
Freshpet, Inc.
b
1,119 155,888
Grocery Outlet Holding Corp.
b
2,377 101,474
Hain Celestial Group, Inc. (The)
b
2,288 95,146
Herbalife Nutrition Ltd.
b
2,666 135,859
Ingredion, Inc. 1,847 139,393
J&J Snack Foods Corp. 412 62,896
Lancaster Colony Corp. 546 95,321
National Beverage Corp.
a
322 48,796
Nu Skin Enterprises, Inc., Class A 1,437 83,159
Performance Food Group Co.
b
3,637 170,503
Pilgrim's Pride Corp.
b
1,382 26,783
Post Holdings, Inc.
b
1,686 159,917
PriceSmart, Inc. 645 60,553
Sanderson Farms, Inc. 545 74,224
Seaboard Corp. 7 22,023
Simply Good Foods Co. (The)
b
2,350 67,069
Spectrum Brands Holdings, Inc. 1,131 85,470
Sprouts Farmers Market, Inc.
b
3,210 72,706
US Foods Holding Corp.
b
6,024 186,684
WD-40 Co. 377 114,763
2,488,523
Energy – 2.6%
Antero Midstream Corp. 7,770 62,937
Apache Corp. 10,199 145,642
Cimarex Energy Co. 2,811 118,568
CNX Resources Corp.
b
6,052 76,679
Continental Resources, Inc.
a
1,658 32,646
Devon Energy Corp. 16,326 268,726
Diamondback Energy, Inc. 4,319 244,844
EQT Corp. 7,435 121,265
Equitrans Midstream Corp. 10,990 73,083
HollyFrontier Corp. 4,027 114,608
Marathon Oil Corp. 21,331 154,436
Nov, Inc. 10,490 129,866
Ovintiv, Inc. 7,007 110,430
Renewable Energy Group, Inc.
a,b
1,061 95,066
Southwestern Energy Co.
b
17,384 65,538
Targa Resources Corp. 6,369 174,320
1,988,654
Financials – 16.1%
Affiliated Managers Group, Inc. 1,271 140,051
American Equity Investment Life Holding Co. 2,520 73,559
American National Group, Inc. 251 22,183
Ameris Bancorp 1,889 73,879
Ares Management Corp., Class A 2,563 115,745
Artisan Partners Asset Management, Inc., Class
A 1,577 76,327
Associated Banc-Corp. 4,244 76,137
Assured Guaranty Ltd. 2,182 78,007
Athene Holding Ltd., Class A
b
3,363 137,513
Atlantic Union Bankshares Corp. 2,304 75,663
Axis Capital Holdings Ltd. 2,249 103,229
BancorpSouth Bank 2,773 76,673
Bank of Hawaii Corp.
a
1,089 85,149
Bank OZK 3,329 123,706
BankUnited, Inc. 2,552 88,427
Blackstone Mortgage Trust, Inc., Class A
c
4,026 107,333
BOK Financial Corp. 817 60,344
Brighthouse Financial, Inc.
b
2,616 92,502
Cannae Holdings, Inc.
b
2,307 87,643
Capitol Federal Financial, Inc. 3,608 44,811
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Financials – 16.1% (continued)
Cathay General Bancorp 1,998 67,572
Chimera Investment Corp.
c
6,316 63,792
CIT Group, Inc. 2,814 103,837
CNO Financial Group, Inc. 3,972 84,246
Cohen & Steers, Inc. 638 41,789
Columbia Banking System, Inc. 2,052 79,043
Comerica, Inc. 3,787 216,616
Community Bank System, Inc. 1,434 92,995
Credit Acceptance Corp.
a,b
332 128,076
Cullen/Frost Bankers, Inc. 1,505 138,821
CVB Financial Corp. 3,463 67,286
East West Bancorp, Inc. 3,826 229,330
Eastern Bankshares, Inc.
b
5,080 80,975
eHealth, Inc.
a,b
696 33,304
Enstar Group Ltd.
b
353 70,674
Essent Group Ltd. 3,045 127,372
Evercore, Inc., Class A 1,112 121,319
Federated Hermes, Inc., Class B 2,642 71,334
First American Financial Corp. 3,018 157,811
First Citizens BancShares, Inc., Class A 208 123,966
First Financial Bankshares, Inc. 3,899 147,694
First Hawaiian, Inc. 3,510 81,607
First Horizon National Corp. 15,234 211,600
FNB Corp. 8,384 82,666
Fulton Financial Corp. 3,982 53,359
Glacier Bancorp, Inc. 2,612 121,850
Goosehead Insurance, Inc., Class A 430 57,448
Green Dot Corp., Class A
b
1,457 73,185
Hamilton Lane, Inc., Class A 847 63,838
Hancock Whitney Corp. 2,451 83,677
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
a,c
2,059 121,790
Hanover Insurance Group, Inc. (The) 1,006 113,145
Hilltop Holdings, Inc. 1,780 53,471
Home Bancshares, Inc. 4,234 89,761
Houlihan Lokey, Inc., Class A 1,392 90,271
Independent Bank Corp. 895 67,197
Independent Bank Group, Inc. 999 61,359
Interactive Brokers Group, Inc., Class A 2,182 133,517
International Bancshares Corp. 1,605 60,685
Invesco Ltd. 10,176 209,524
Investors Bancorp, Inc. 6,309 72,617
Janus Henderson Group PLC 4,119 126,700
Jefferies Financial Group, Inc. 5,866 136,971
Kemper Corp. 1,659 116,711
Kinsale Capital Group, Inc. 581 108,972
Lemonade, Inc.
b
473 68,703
LendingTree, Inc.
a,b
292 95,052
LPL Financial Holdings, Inc. 2,143 232,173
Mercury General Corp. 748 39,651
MGIC Investment Corp. 9,344 109,512
Moelis & Co., Class A 1,490 74,068
Mr Cooper Group, Inc.
b
1,951 53,126
New Residential Investment Corp.
c
11,233 105,478
New York Community Bancorp, Inc. 12,617 131,974
Old National Bancorp 4,864 81,667
Old Republic International Corp. 7,639 138,266
OneMain Holdings, Inc., Class A 2,073 96,519
Open Lending Corp., Class A
b
2,441 88,584
Pacific Premier Bancorp, Inc. 2,566 85,319
PacWest Bancorp 3,050 92,079
Palomar Holdings, Inc., Class A
b
603 60,053

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Financials – 16.1% (continued)
PennyMac Financial Services, Inc. 1,162 67,396
People's United Financial, Inc. 10,921 149,181
Pinnacle Financial Partners, Inc. 2,074 142,131
Popular, Inc. 2,292 130,071
Primerica, Inc. 1,061 147,808
Prog Holdings, Inc. 1,859 87,708
Prosperity Bancshares, Inc. 2,556 172,377
Radian Group, Inc. 5,381 103,315
RLI Corp. 1,073 103,845
Rocket Cos., Inc., Class A
a,b
3,203 68,416
Root, Inc./Oh, Class A
b
516 10,400
Santander Consumer USA Holdings, Inc. 1,902 42,034
Selective Insurance Group, Inc. 1,644 106,827
Selectquote, Inc.
b
821 17,340
ServisFirst Bancshares, Inc. 1,273 52,295
Signature Bank 1,446 238,865
Simmons First National Corp., Class A 2,958 73,063
SLM Corp. 10,158 140,993
South State Corp. 1,964 136,969
Starwood Property Trust, Inc.
c
7,716 144,752
Sterling Bancorp 5,369 99,112
Stifel Financial Corp. 2,828 146,547
Synovus Financial Corp. 4,083 151,888
TCF Financial Corp. 4,150 161,269
Texas Capital Bancshares, Inc.
b
1,346 81,056
TFS Financial Corp. 1,692 29,898
Tradeweb Markets, Inc., Class A 2,484 151,002
Trupanion, Inc.
b
891 99,970
UMB Financial Corp. 1,220 86,583
Umpqua Holdings Corp. 6,404 92,922
United Bankshares, Inc. 3,674 116,319
United Community Banks, Inc. 2,522 75,231
Unum Group 5,557 129,089
Valley National Bancorp 10,999 112,300
Virtu Financial, Inc., Class A 2,180 60,539
Walker & Dunlop, Inc. 789 64,950
Washington Federal, Inc. 1,728 45,239
Webster Financial Corp. 2,572 120,241
WesBanco, Inc. 1,903 55,187
Western Alliance Bancorp 2,743 187,018
White Mountains Insurance Group Ltd. 84 85,680
Wintrust Financial Corp. 1,585 95,401
Zions Bancorp NA 4,431 195,584
12,509,689
Health Care – 14.4%
1life Healthcare, Inc.
b
2,102 106,361
Acadia Healthcare Co., Inc.
b
2,448 124,065
Acceleron Pharma, Inc.
b
1,437 166,017
Accolade, Inc.
a,b
419 21,239
Adaptive Biotechnologies Corp.
b
2,232 123,809
Agios Pharmaceuticals, Inc.
b
1,576 74,025
Alkermes PLC
b
4,369 91,705
Allakos, Inc.
b
858 114,397
Allogene Therapeutics, Inc.
b
1,824 63,293
American Well Corp., Class A
a,b
1,487 52,655
Amicus Therapeutics, Inc.
b
7,088 134,034
AMN Healthcare Services, Inc.
b
1,293 93,251
Apellis Pharmaceuticals, Inc.
b
1,504 66,582
Arena Pharmaceuticals, Inc.
b
1,589 117,967
Arrowhead Pharmaceuticals, Inc.
a,b
2,810 216,848
Atea Pharmaceuticals, Inc.
a,b
356 25,988
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Health Care – 14.4% (continued)
Axsome Therapeutics, Inc.
a,b
743 50,591
Berkeley Lights, Inc.
b
236 16,992
Biohaven Pharmaceutical Holding Co Ltd.
a,b
1,407 119,905
Bluebird Bio, Inc.
a,b
1,817 80,947
Blueprint Medicines Corp.
b
1,531 148,124
Bridgebio Pharma, Inc.
a,b
2,604 147,803
Cantel Medical Corp. 1,022 80,707
Caredx, Inc.
b
1,363 104,174
Change Healthcare, Inc.
b
6,300 150,318
ChemoCentryx, Inc.
b
1,385 78,959
CONMED Corp. 787 88,065
Corcept Therapeutics, Inc.
b
2,905 82,095
Covetrus, Inc.
b
2,939 100,132
CRISPR Therapeutics AG
b
1,659 274,896
Deciphera Pharmaceuticals, Inc.
b
1,109 49,018
Denali Therapeutics, Inc.
a,b
2,212 151,522
Editas Medicine, Inc., Class A
b
1,792 109,939
Emergent BioSolutions, Inc.
b
1,227 131,105
Ensign Group, Inc. (The) 1,389 108,731
Envista Holdings Corp.
b
4,384 155,807
Fate Therapeutics, Inc.
b
2,139 193,858
FibroGen, Inc.
a,b
2,292 110,429
Forma Therapeutics Holdings, Inc.
b
593 22,908
Glaukos Corp.
a,b
1,231 109,177
Global Blood Therapeutics, Inc.
a,b
1,716 86,006
Globus Medical, Inc., Class A
b
2,087 128,747
Goodrx Holdings, Inc., Class A
a,b
1,072 49,977
Haemonetics Corp.
b
1,398 159,777
Halozyme Therapeutics, Inc.
a,b
3,496 166,375
HealthEquity, Inc.
b
2,118 176,959
HMS Holdings Corp.
b
2,400 88,368
ICU Medical, Inc.
b
535 109,397
Inari Medical, Inc.
b
249 23,760
Insmed, Inc.
a,b
2,777 104,387
Inspire Medical Systems, Inc.
b
743 149,722
Integer Holdings Corp.
b
893 65,903
Integra LifeSciences Holdings Corp.
b
1,950 128,778
Intra-Cellular Therapies, Inc.
b
1,975 63,496
Invitae Corp.
b
4,420 218,878
Iovance Biotherapeutics, Inc.
a,b
3,757 164,707
iRhythm Technologies, Inc.
a,b
793 133,557
Karuna Therapeutics, Inc.
a,b
444 44,058
Kodiak Sciences, Inc.
a,b
860 108,627
LivaNova PLC
b
1,347 84,726
Madrigal Pharmaceuticals, Inc.
a,b
254 30,165
Medpace Holdings, Inc.
b
760 100,920
Merit Medical Systems, Inc.
b
1,362 73,752
Natera, Inc.
b
2,131 227,250
Nektar Therapeutics, Class A
a,b
4,982 98,145
Neogen Corp.
b
1,455 117,666
NeoGenomics, Inc.
a,b
3,058 162,135
Nevro Corp.
b
943 152,568
Novavax, Inc.
a,b
1,612 356,155
NuVasive, Inc.
b
1,407 75,612
Omnicell, Inc.
b
1,165 137,237
Opko Health, Inc.
a,b
12,264 66,348
Option Care Health, Inc.
b
1,837 33,948
Outset Medical, Inc.
b
404 20,939
Pacific Biosciences of California, Inc.
a,b
5,151 166,635
Pacira BioSciences, Inc.
b
1,194 78,900
Patterson Cos., Inc. 2,374 75,208
Premier, Inc., Class A 1,972 66,792

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Health Care – 14.4% (continued)
Prestige Consumer Healthcare, Inc.
b
1,385 55,400
Progyny, Inc.
a,b
1,007 47,097
PTC Therapeutics, Inc.
b
1,885 108,991
R1 Rcm, Inc.
b
3,239 81,720
Reata Pharmaceuticals, Inc., Class A
a,b
734 76,035
Relay Therapeutics, Inc.
a,b
564 27,963
Replimune Group, Inc.
b
712 27,626
REVOLUTION Medicines, Inc.
b
1,114 46,944
Sage Therapeutics, Inc.
a,b
1,445 116,539
Schrodinger, Inc.
a,b
938 84,730
Select Medical Holdings Corp.
b
2,956 75,969
Seres Therapeutics, Inc.
a,b
1,587 37,691
Shockwave Medical, Inc.
a,b
861 99,911
Silk Road Medical, Inc.
b
920 50,168
Springworks Therapeutics, Inc.
b
764 63,649
STAAR Surgical Co.
b
1,262 129,456
Syneos Health, Inc., Class A
b
2,091 155,466
Tenet Healthcare Corp.
b
2,879 136,090
Tg Therapeutics, Inc.
a,b
2,940 141,914
Turning Point Therapeutics, Inc.
b
1,165 146,196
Twist Bioscience Corp.
b
1,129 185,766
Ultragenyx Pharmaceutical, Inc.
a,b
1,704 236,157
United Therapeutics Corp.
b
1,213 198,714
Vaxcyte, Inc.
a,b
489 11,995
Veracyte, Inc.
b
1,572 89,132
Viela Bio, Inc.
a,b
491 17,028
Vir Biotechnology, Inc.
b
1,769 114,171
Xencor, Inc.
a,b
1,600 73,200
11,190,736
Industrials – 16.4%
AAON, Inc.
a
1,119 82,806
ABM Industries, Inc. 1,836 67,455
Acuity Brands, Inc.
a
1,054 126,733
ADT, Inc. 4,029 36,382
Advanced Drainage Systems, Inc. 1,390 114,647
Aerojet Rocketdyne Holdings, Inc.
b
1,921 99,969
AGCO Corp. 1,717 190,415
Air Lease Corp., Class A 2,910 115,323
Alaska Air Group, Inc. 3,362 164,166
Allegiant Travel Co., Class A 356 64,610
Allison Transmission Holdings, Inc. 3,070 124,949
Altra Industrial Motion Corp. 1,713 88,065
American Airlines Group, Inc.
a
16,601 285,039
Api Group Corp.
b,d
3,688 66,052
Applied Industrial Technologies, Inc. 1,066 75,036
Arcosa, Inc. 1,291 72,025
Armstrong World Industries, Inc. 1,300 101,673
Array Technologies, Inc.
b
2,140 87,226
ASGN, Inc.
b
1,447 119,971
Avis Budget Group, Inc.
b
1,404 58,041
Axon Enterprise, Inc.
b
1,727 283,504
Azek Co., Inc. (The), Class A
b
3,410 136,025
Barnes Group, Inc. 1,268 60,953
Beacon Roofing Supply, Inc.
b
1,656 65,859
Brady Corp., Class A 1,344 61,703
Brink's Co. (The) 1,336 91,022
Builders FirstSource, Inc.
b
5,589 213,779
BWX Technologies, Inc. 2,592 139,761
Casella Waste Systems, Inc., Class A
b
1,288 73,725
Chart Industries, Inc.
b
959 115,185
Cimpress PLC
b
600 54,834
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Industrials – 16.4% (continued)
Clean Harbors, Inc.
b
1,408 109,064
Colfax Corp.
a,b
2,746 101,932
CoreLogic, Inc. 2,141 161,196
Crane Co. 1,320 99,898
Curtiss-Wright Corp. 1,114 115,622
Donaldson Co., Inc. 3,441 204,533
Dycom Industries, Inc.
b
867 70,348
EMCOR Group, Inc. 1,477 130,419
EnerSys 1,167 95,962
ESCO Technologies, Inc. 718 68,267
Evoqua Water Technologies Corp.
b
2,866 78,098
Exponent, Inc. 1,407 116,190
Federal Signal Corp. 1,659 54,233
Flowserve Corp. 3,502 124,531
Franklin Electric Co., Inc. 1,055 73,238
FTI Consulting, Inc.
b
965 106,121
Gates Industrial Corp. PLC
b
1,283 18,116
GATX Corp.
a
954 88,531
GrafTech International Ltd. 3,094 30,012
Healthcare Services Group, Inc. 2,010 65,164
Hexcel Corp.
a
2,242 97,886
Hillenbrand, Inc. 2,055 84,461
Insperity, Inc. 1,005 78,882
ITT, Inc. 2,378 177,660
JELD-WEN Holding, Inc.
b
1,789 46,496
JetBlue Airways Corp.
b
8,565 122,822
John Bean Technologies Corp. 875 101,395
KAR Auction Services, Inc. 3,557 65,662
Kennametal, Inc. 2,285 86,556
Kirby Corp.
b
1,633 82,891
Korn Ferry 1,517 69,175
Kratos Defense & Security Solutions, Inc.
b
3,346 88,803
Landstar System, Inc. 1,057 147,346
Lincoln Electric Holdings, Inc. 1,621 185,605
Macquarie Infrastructure Corp. 2,148 59,693
ManpowerGroup, Inc. 1,568 138,674
Masonite International Corp.
b
658 65,471
MasTec, Inc.
a,b
1,506 116,188
Matson, Inc. 1,145 68,471
Mercury Systems, Inc.
b
1,500 106,590
Meritor, Inc.
b
1,991 51,388
Middleby Corp. (The)
b
1,515 205,616
Moog, Inc., Class A 829 61,238
MSA Safety, Inc.
a
985 153,778
MSC Industrial Direct Co., Inc., Class A 1,228 95,256
Navistar International Corp.
b
1,501 66,044
Nielsen Holdings PLC 9,646 215,395
nVent Electric PLC 4,564 102,142
Oshkosh Corp. 1,858 170,174
Parsons Corp.
b
607 21,646
Plug Power, Inc.
a,b
13,454 849,889
Proto Labs, Inc.
a,b
734 155,461
RBC Bearings, Inc.
b
676 113,115
Regal Beloit Corp. 1,115 139,910
Rexnord Corp. 3,304 125,089
Robert Half International, Inc. 3,079 207,833
Rush Enterprises, Inc., Class A 1,148 48,205
Ryder System, Inc. 1,479 92,571
Saia, Inc.
b
717 126,730
Schneider National, Inc., Class B 1,054 22,134
Simpson Manufacturing Co., Inc. 1,166 107,272
SiteOne Landscape Supply, Inc.
a,b
1,203 189,689

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Industrials – 16.4% (continued)
Spirit AeroSystems Holdings, Inc., Class A 2,842 96,259
SPX Corp.
b
1,227 63,448
Stericycle, Inc.
b
2,518 164,879
Tetra Tech, Inc. 1,489 181,018
Timken Co. (The) 1,860 140,728
TriNet Group, Inc.
b
1,137 84,263
Trinity Industries, Inc.
a
2,463 68,496
Triton International Ltd. 1,849 85,683
UFP Industries, Inc. 1,684 90,835
UniFirst Corp. 421 89,589
Univar Solutions, Inc.
b
4,605 85,607
Upwork, Inc.
b
2,378 98,568
Valmont Industries, Inc. 578 111,508
Vicor Corp.
b
556 48,116
Virgin Galactic Holdings, Inc.
a,b
3,522 155,989
Watts Water Technologies, Inc., Class A 756 90,773
Werner Enterprises, Inc. 1,565 61,411
WESCO International, Inc.
b
1,181 89,886
Willscot Mobile Mini Holdings Corp., Class A
b
4,662 110,536
Woodward, Inc. 1,590 178,001
12,755,303
Information Technology – 16.3%
2u, Inc.
a,b
1,991 81,432
8x8, Inc.
b
2,875 101,344
Acacia Communications, Inc.
b
1,058 121,035
ACI Worldwide, Inc.
b
3,211 123,270
Advanced Energy Industries, Inc.
b
1,055 108,222
Alarm.com Holdings, Inc.
b
1,213 112,712
Allegro Microsystems, Inc.
b
652 18,204
Alliance Data Systems Corp. 1,290 87,268
Ambarella, Inc.
b
954 90,019
Amkor Technology, Inc. 2,919 45,303
Appian Corp., Class A
b
1,038 226,761
Arrow Electronics, Inc.
b
2,105 205,511
Avnet, Inc. 2,719 96,008
Badger Meter, Inc. 803 73,643
Blackbaud, Inc. 1,365 90,759
Blackline, Inc.
b
1,393 180,561
Box, Inc., Class A
b
3,928 68,112
Brooks Automation, Inc. 2,028 153,641
CACI International, Inc., Class A
b
691 166,683
CDK Global, Inc. 3,337 166,516
Cerence, Inc.
b
1,028 115,043
Cirrus Logic, Inc.
b
1,591 149,061
Cloudera, Inc.
a,b
5,863 89,528
CMC Materials, Inc. 802 118,143
Coherent, Inc.
b
674 135,366
CommScope Holding Co, Inc.
b
5,492 80,677
CommVault Systems, Inc.
b
1,303 81,802
Cornerstone OnDemand, Inc.
b
1,683 68,835
Corsair Gaming, Inc.
a,b
307 11,598
Digital Turbine, Inc.
b
2,051 117,338
Diodes, Inc.
b
1,164 82,388
Dolby Laboratories, Inc., Class A 1,774 156,165
Dropbox, Inc., Class A
b
8,056 182,307
Duck Creek Technologies, Inc.
a,b
632 30,551
DXC Technology Co. 6,936 195,595
Envestnet, Inc.
b
1,471 112,870
Euronet Worldwide, Inc.
b
1,435 179,318
Everbridge, Inc.
a,b
953 126,682
EVERTEC, Inc. 1,643 57,012
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Information Technology – 16.3% (continued)
ExlService Holdings, Inc.
b
947 72,616
Fabrinet
b
1,000 78,940
Fastly, Inc., Class A
b
2,302 251,724
FireEye, Inc.
a,b
6,241 131,061
FLIR Systems, Inc. 3,596 187,172
FormFactor, Inc.
b
2,132 87,135
II-VI, Inc.
a,b
2,841 238,843
Insight Enterprises, Inc.
b
971 73,893
InterDigital, Inc. 846 54,322
Itron, Inc.
b
1,110 95,482
J2 Global, Inc.
a,b
1,169 119,986
Jabil, Inc. 3,780 156,379
Jamf Holding Corp.
b
754 27,845
KBR, Inc. 3,916 113,760
Lattice Semiconductor Corp.
b
3,704 148,567
Littelfuse, Inc. 667 162,328
LivePerson, Inc.
a,b
1,695 107,395
LiveRamp Holdings, Inc.
b
1,805 136,657
MACOM Technology Solutions Holdings, Inc.
b
1,278 72,667
Manhattan Associates, Inc.
b
1,750 198,152
ManTech International Corp., Class A 753 67,537
MAXIMUS, Inc. 1,695 127,227
Maxlinear, Inc., Class A
b
1,818 57,067
McAfee Corp., Class A
a
916 17,267
Medallia, Inc.
a,b
2,235 92,752
Mimecast Ltd.
b
1,568 67,518
MKS Instruments, Inc. 1,507 238,211
National Instruments Corp. 3,601 149,081
NCR Corp.
b
3,520 117,427
New Relic, Inc.
b
1,445 108,635
Novanta, Inc.
b
967 120,798
Nutanix, Inc., Class A
b
5,203 158,796
PagerDuty, Inc.
b
1,549 75,483
Palantir Technologies, Inc., Class A
b
10,073 354,368
Perspecta, Inc. 3,761 108,881
Ping Identity Holding Corp.
a,b
1,007 30,119
Plexus Corp.
b
805 61,921
Pluralsight, Inc., Class A
b
2,774 57,699
Power Integrations, Inc. 1,644 132,424
Progress Software Corp. 1,221 49,060
Proofpoint, Inc.
b
1,577 203,559
Pure Storage, Inc., Class A
b
6,627 153,283
Q2 Holdings, Inc.
a,b
1,378 176,370
Qualys, Inc.
a,b
918 127,115
Rapid7, Inc.
a,b
1,425 123,718
RealPage, Inc.
b
2,423 209,759
Rogers Corp.
b
516 80,532
Sabre Corp.
a
8,746 94,282
Sailpoint Technologies Holdings, Inc.
a,b
2,499 138,220
Sanmina Corp.
b
1,753 54,518
Science Applications International Corp. 1,597 153,360
Semtech Corp.
b
1,795 127,355
Silicon Laboratories, Inc.
b
1,201 157,535
SPS Commerce, Inc.
b
964 95,330
Sunpower Corp., Class A
a,b
2,154 116,338
SVMK, Inc.
b
3,222 81,227
Synaptics, Inc.
a,b
947 93,961
Tenable Holdings, Inc.
b
1,825 90,319
Teradata Corp.
b
2,992 80,485
TTEC Holdings, Inc. 486 36,732
Varonis Systems, Inc., Class B
b
863 152,553
Velodyne Lidar, Inc.
a,b
1,085 23,555

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Information Technology – 16.3% (continued)
Verint Systems, Inc.
b
1,771 130,753
ViaSat, Inc.
a,b
1,755 76,413
Viavi Solutions, Inc.
b
6,188 95,605
Vishay Intertechnology, Inc. 3,658 78,830
Vontier Corp.
b
4,579 148,497
WEX, Inc.
b
1,205 227,263
Workiva, Inc., Class A
b
1,099 107,120
Xerox Holdings Corp. 4,793 100,797
Yext, Inc.
b
2,611 44,048
12,693,910
Materials – 4.8%
Alcoa Corp.
b
5,118 92,124
Arconic Corp.
b
2,645 66,654
Ashland Global Holdings, Inc. 1,560 124,784
Avient Corp. 2,517 96,728
Axalta Coating Systems Ltd.
b
5,698 153,789
Balchem Corp. 894 95,685
Berry Global Group, Inc.
b
3,635 179,460
Cabot Corp. 1,558 68,412
Chemours Co. (The) 4,519 119,030
Cleveland-Cliffs, Inc.
a
10,965 168,203
Commercial Metals Co. 3,276 64,504
Compass Minerals International, Inc. 933 54,357
Eagle Materials, Inc. 1,146 126,094
Element Solutions, Inc. 6,032 102,725
Graphic Packaging Holding Co. 7,703 120,629
Greif, Inc., Class A 719 32,470
HB Fuller Co. 1,416 72,060
Hecla Mining Co.
a
14,434 82,129
Huntsman Corp. 5,416 143,091
Ingevity Corp.
b
1,137 74,690
Innospec, Inc. 669 58,732
Louisiana-Pacific Corp. 3,099 117,793
Minerals Technologies, Inc. 941 57,994
NewMarket Corp. 196 76,869
Olin Corp. 3,794 90,715
Pactiv Evergreen, Inc.
b
1,108 15,656
Quaker Chemical Corp.
a
357 93,580
Sealed Air Corp. 4,258 179,986
Sensient Technologies Corp. 1,166 82,238
Silgan Holdings, Inc. 2,135 77,778
Sonoco Products Co. 2,736 158,442
Steel Dynamics, Inc. 5,433 186,189
Stepan Co. 568 64,002
Summit Materials, Inc., Class A
b
3,109 63,828
U.S. Steel Corp.
a
5,991 106,400
Valvoline, Inc. 5,101 121,098
Worthington Industries, Inc. 1,007 52,706
WR Grace & Co. 1,694 98,286
3,739,910
Real Estate – 8.1%
Agree Realty Corp.
c
1,606 101,499
American Campus Communities, Inc.
c
3,733 153,650
Apartment Investment And Management Co.,
Class A
c
3,948 18,121
Apple Hospitality REIT, Inc.
c
5,776 72,084
Brixmor Property Group, Inc.
c
8,012 135,643
Broadstone NET Lease, Inc., Class A 970 17,489
CareTrust REIT, Inc.
c
2,742 61,585
CoreSite Realty Corp.
c
1,159 155,816
Corporate Office Properties Trust
c
3,041 79,887
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Real Estate – 8.1% (continued)
Cousins Properties, Inc.
c
4,030 127,106
CubeSmart
c
5,296 184,513
Cushman & Wakefield PLC
b
2,970 42,560
Douglas Emmett, Inc.
c
4,475 124,002
Easterly Government Properties, Inc.
c
2,180 47,851
EastGroup Properties, Inc.
c
1,074 145,140
EPR Properties
a,c
2,039 80,826
Equity Commonwealth
c
3,283 93,598
Exp World Holdings, Inc.
b
776 82,714
Federal Realty Investment Trust
c
1,868 163,562
First Industrial Realty Trust, Inc.
c
3,504 142,403
Four Corners Property Trust, Inc.
c
2,012 53,036
Healthcare Realty Trust, Inc.
c
3,724 111,757
Healthcare Trust of America, Inc., Class A
c
5,997 169,415
Highwoods Properties, Inc.
c
2,861 107,259
Howard Hughes Corp. (The)
b
1,217 104,869
Hudson Pacific Properties, Inc.
c
4,132 96,854
Innovative Industrial Properties, Inc., Class A
a,c
600 112,272
JBG SMITH Properties
c
3,006 89,759
Jones Lang LaSalle, Inc.
b
1,401 204,840
Kennedy-Wilson Holdings, Inc. 3,539 60,835
Kilroy Realty Corp.
c
2,878 162,981
Kimco Realty Corp.
c
11,721 193,514
Lamar Advertising Co., Class A
c
2,369 191,368
Lexington Realty Trust, Class B
c
7,626 78,167
Life Storage, Inc.
c
1,986 162,018
National Health Investors, Inc.
c
1,277 82,801
National Retail Properties, Inc.
c
4,762 185,718
National Storage Affiliates Trust
a,c
1,842 67,307
Outfront Media, Inc.
c
3,972 72,410
Park Hotels & Resorts, Inc.
c
6,622 110,455
Physicians Realty Trust
c
5,703 100,544
PotlatchDeltic Corp.
c
1,843 88,022
PS Business Parks, Inc.
c
590 80,311
QTS Realty Trust, Inc., Class A
a,c
1,738 113,144
Rayonier, Inc.
c
3,813 117,250
Redfin Corp.
b
2,775 197,608
Rexford Industrial Realty, Inc.
c
3,580 175,205
Ryman Hospitality Properties, Inc.
c
1,514 98,183
Sabra Health Care REIT, Inc.
c
5,659 95,015
Safehold, Inc.
a,c
385 28,328
SL Green Realty Corp.
a,c
1,969 132,868
Spirit Realty Capital, Inc.
c
3,089 119,112
STAG Industrial, Inc.
c
4,096 122,061
STORE Capital Corp.
c
6,409 198,807
Terreno Realty Corp.
c
1,861 105,295
Weingarten Realty Investors
c
3,315 74,621
6,294,058
Utilities – 2.6%
ALLETE, Inc. 1,406 88,353
American States Water Co. 996 76,951
Avista Corp. 1,858 69,638
Black Hills Corp. 1,695 100,208
California Water Service Group 1,478 80,758
Clearway Energy, Inc., Class A 989 28,513
Clearway Energy, Inc., Class C 2,183 67,629
Hawaiian Electric Industries, Inc. 2,950 97,527
IDACORP, Inc. 1,433 126,534
MDU Resources Group, Inc. 5,482 144,122
MGE Energy, Inc. 1,074 68,392
National Fuel Gas Co. 2,545 102,462

See Notes to Statements of Investments
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Utilities – 2.6% (continued)
New Jersey Resources Corp. 2,796 97,888
NorthWestern Corp. 1,365 74,352
ONE Gas, Inc. 1,434 104,868
Ormat Technologies, Inc.
a
1,194 136,307
PNM Resources, Inc. 2,287 110,965
Portland General Electric Co. 2,417 102,215
SJW Group 809 53,532
South Jersey Industries, Inc.
a
2,709 62,578
Southwest Gas Holdings, Inc. 1,536 92,099
Spire, Inc. 1,396 85,421
Sunnova Energy International, Inc.
b
1,565 68,625
2,039,937
Total Common Stocks (cost $62,369,581) 77,637,901
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
e,f
(cost $54,516) 54,516 54,516
Investment of Cash Collateral for Securities Loaned – 2.1%
Registered Investment Companies – 2.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
e,f
(cost $1,635,322) 1,635,322 1,635,322
Total Investments (cost $64,059,419) 102.1% 79,327,739
Liabilities, Less Cash and Receivables (2.1)% (1,659,710)
Net Assets 100.0% 77,668,029
REIT—Real Estate Investment Trust
a
Security, or portion thereof, on loan. At January 31, 2021, the value of the fund’s securities on loan was $10,514,221 and the value of the collateral was $10,758,834, consisting of cash collateral of $1,635,322 and U.S. Government & Agency securities valued at $9,123,512.
b
Non-income producing security.
c
Investment in a real estate investment trust.
d
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, these securities were valued at $66,052 or 0.09% of net assets.
e
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
f
The rate shown is the 1-day yield as of January 31, 2021.

STATEMENT OF INVESTMENTS
January 31, 2021 (Unaudited)
BNY Mellon International Equity ETF
Description Shares Value ($)
Common Stocks – 99.1%
Australia – 7.3%
Afterpay Ltd.
a
578 59,913
APA Group 3,013 22,632
Aristocrat Leisure Ltd. 1,625 38,725
ASX Ltd. 493 27,155
Australia & New Zealand Banking Group Ltd. 7,294 132,689
BHP Group Ltd. 7,302 244,043
BHP Group PLC 5,348 147,722
Brambles Ltd. 4,044 32,796
Cochlear Ltd. 164 24,844
Coles Group Ltd. 3,044 42,530
Commonwealth Bank of Australia 4,384 280,896
CSL Ltd. 1,128 235,162
Dexus
b
2,625 18,146
Evolution Mining Ltd. 3,961 14,375
Fortescue Metals Group Ltd. 4,339 72,541
Glencore PLC
a
27,629 93,484
Goodman Group
b
4,058 55,047
Insurance Australia Group Ltd. 5,904 21,970
Macquarie Group Ltd. 882 88,920
Magellan Financial Group Ltd. 306 11,250
Mirvac Group
b
9,588 17,508
National Australia Bank Ltd. 8,051 145,410
Newcrest Mining Ltd. 2,172 41,862
Northern Star Resources Ltd. 1,761 17,362
QBE Insurance Group Ltd. 3,660 22,549
Ramsay Health Care Ltd. 463 22,369
REA Group Ltd. 118 13,280
Rio Tinto Ltd. 938 79,388
Rio Tinto PLC 2,625 201,464
Santos Ltd. 4,269 21,323
Scentre Group
b
13,568 28,419
Sonic Healthcare Ltd. 1,165 30,721
South32 Ltd. 12,449 24,261
Stockland
b
5,537 18,905
Suncorp Group Ltd. 3,049 23,581
Sydney Airport
a
3,020 13,254
Telstra Corp. Ltd. 10,601 25,377
Tpg Telecom Ltd.
a
1,071 6,081
Transurban Group 6,964 70,743
Wesfarmers Ltd.
c
2,859 119,791
Westpac Banking Corp. 8,852 143,508
Wisetech Global Ltd. 371 8,904
Woodside Petroleum Ltd. 2,538 47,650
Woolworths Group Ltd. 3,108 97,435
2,905,985
Austria – 0.2%
Erste Group Bank AG
a
729 22,363
OMV AG 384 16,207
Raiffeisen Bank International AG
a
328 6,444
Verbund AG, Class A 165 14,914
Voestalpine AG 204 7,465
67,393
Belgium – 0.9%
Ageas 456 23,429
Anheuser-Busch InBev SA/NV 2,132 134,637
Etablissements Franz Colruyt NV 130 8,033
Groupe Bruxelles Lambert SA 252 25,037
KBC Group NV
a
898 62,971
Sofina SA 45 14,597
Solvay SA, Class A 177 20,222
UCB SA 321 33,351
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Belgium – 0.9% (continued)
Umicore SA 511 29,036
351,313
Brazil – 0.2%
Wheaton Precious Metals Corp. 1,133 46,581
Yara International ASA 427 19,995
66,576
Canada – 8.0%
Agnico Eagle Mines Ltd. 609 42,558
Alimentation Couche-Tard, Inc., Class A 161 4,981
Alimentation Couche-Tard, Inc., Class B 2,199 67,135
Bank of Montreal 1,614 120,180
Bank of Nova Scotia (The) 3,064 163,580
Barrick Gold Corp. 4,477 100,092
BCE, Inc. 723 30,698
Brookfield Asset Management, Inc., Class A 3,523 136,651
Canadian Imperial Bank of Commerce 1,125 95,974
Canadian National Railway Co. 1,706 172,970
Canadian Natural Resources Ltd. 2,919 66,014
Canadian Pacific Railway Ltd. 347 116,705
CGI, Inc., Class A
a
609 48,865
Constellation Software, Inc. 48 58,533
Enbridge, Inc. 5,012 168,551
Fortis, Inc., Class Common Subscription Receipt 1,170 47,370
Franco-Nevada Corp. 477 56,880
George Weston Ltd. 173 12,535
Great-West Lifeco, Inc., Class Common
Subscription Receipt 653 14,926
Hydro One Ltd.
d
900 20,875
Intact Financial Corp., Class Common
Subscription Receipt 346 38,190
Kirkland Lake Gold Ltd. 700 26,927
Loblaw Cos. Ltd. 424 20,495
Magna International, Inc. 690 48,645
Manulife Financial Corp., Class Common
Subscription Receipt 4,929 89,169
Metro, Inc., Class A 700 30,292
National Bank of Canada 819 46,077
Nutrien Ltd. 1,451 71,536
Pembina Pipeline Corp. 1,353 35,651
Power Corp. of Canada 1,400 32,626
Restaurant Brands International, Inc. 759 43,825
Rogers Communications, Inc., Class B 903 40,794
Royal Bank of Canada 3,507 284,140
Shopify, Inc., Class A
a
269 293,604
Sun Life Financial, Inc. 1,489 68,887
Suncor Energy, Inc. 3,700 61,954
TC Energy Corp. 2,354 101,000
TELUS Corp. 1,017 21,010
Thomson Reuters Corp. 422 34,445
Topicus.Com, Inc.
a
81 305
Toronto-Dominion Bank (The) 4,479 254,060
3,189,705
Chile – 0.0%
Antofagasta PLC 836 16,416
China – 0.5%
Budweiser Brewing Co. Apac Ltd.
d
3,800 12,767
China Evergrande New Energy Vehicle Group
Ltd.
a
5,500 30,040
Chow Tai Fook Jewellery Group Ltd. 4,600 5,547
Prosus NV 1,063 123,746

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
China – 0.5% (continued)
Wilmar International Ltd. 8,000 31,768
203,868
Denmark – 2.1%
AP Moller - Maersk A/S, Class A 9 17,127
AP Moller - Maersk A/S, Class B 15 31,166
Carlsberg A/S, Class B 269 39,555
Chr Hansen Holding A/S
a
265 24,093
Coloplast A/S, Class B 296 44,357
Danske Bank A/S
a
1,744 29,983
DSV Panalpina A/S 517 81,038
Genmab A/S
a
165 66,032
Novo Nordisk A/S, Class B 4,125 286,634
Novozymes A/S, Class B 545 32,867
Orsted A/S
d
424 80,825
Vestas Wind Systems A/S 502 109,387
843,064
Finland – 1.2%
Elisa OYJ 382 22,778
Fortum OYJ 1,056 25,639
Kesko OYJ, Class A 244 5,944
Kesko OYJ, Class B 593 15,417
Kone OYJ, Class B 1,020 80,449
Neste OYJ 1,091 77,248
Nokia OYJ
a
14,222 68,491
Nordea Bank Abp
a
8,158 66,464
Sampo OYJ, Class A 1,248 52,582
Stora ENSO OYJ, Class A 181 3,419
Stora ENSO OYJ, Class R 1,485 27,062
UPM-Kymmene OYJ 1,347 48,259
493,752
France – 9.1%
Adevinta ASA, Class B
a
548 8,188
Air Liquide SA 1,176 192,877
Airbus SE
a
1,516 153,237
Amundi SA
a,d
146 10,891
AXA SA 4,891 108,740
bioMerieux 123 19,053
BNP Paribas SA
a
2,883 139,332
Bouygues SA 639 25,168
Capgemini SE 399 57,927
Carrefour SA 1,493 25,376
CIE de Saint-Gobain
a
1,383 69,023
CIE Generale des Etablissements Michelin SCA 455 62,962
Credit Agricole SA
a
3,224 36,740
Danone SA 1,621 108,236
Dassault Systemes SE 346 69,253
Edenred 585 31,819
Electricite de France SA
a
1,109 13,850
Engie SA
a
4,630 72,112
EssilorLuxottica SA 733 104,191
Hermes International 87 89,060
Kering SA 188 123,702
Legrand SA 669 61,689
L'Oreal SA 595 209,703
LVMH Moet Hennessy Louis Vuitton SE 669 405,002
Orange SA 5,009 59,053
Pernod Ricard SA 506 95,715
Safran SA
a
806 101,936
Sanofi 2,861 268,160
Sartorius Stedim Biotech 61 25,568
Schneider Electric SE 1,346 197,784
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
France – 9.1% (continued)
Societe Generale SA
a
1,984 37,211
Suez SA 912 18,780
Teleperformance 149 48,912
Thales SA 302 27,217
Total SE 6,291 266,700
Veolia Environnement SA 1,431 38,352
Vinci SA 1,300 120,948
Vivendi SA 2,035 62,599
Worldline SA
a,d
534 45,452
3,612,518
Germany – 7.5%
Adidas AG
a
464 147,693
Allianz SE 1,043 236,347
BASF SE 2,340 181,460
Bayer AG 2,396 145,298
Bayerische Motoren Werke AG 813 69,150
Beiersdorf AG 250 27,439
Carl Zeiss Meditec AG 74 11,597
Continental AG 275 38,672
Daimler AG 2,099 148,210
Delivery Hero SE
a,d
350 53,364
Deutsche Bank AG
a
4,973 50,563
Deutsche Boerse AG 479 77,165
Deutsche Post AG 2,451 121,521
Deutsche Telekom AG 8,149 145,533
Deutsche Wohnen SE 910 45,195
E.ON SE 5,533 58,683
Evonik Industries AG 406 13,407
Fresenius Medical Care AG & Co. KGaA 536 43,499
Fresenius SE & Co. KGaA 1,019 45,521
Hannover Rueck SE 154 23,948
HeidelbergCement AG 312 23,130
Henkel AG & Co. KGaA 259 24,292
Infineon Technologies AG 3,273 131,717
Just Eat Takeaway.com NV
a,d
207 23,785
Merck KGaA 327 54,704
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen 364 96,759
Puma Se
a
215 21,100
RWE AG 1,672 72,030
SAP SE 2,717 345,933
Siemens AG 2,012 312,734
Siemens Healthineers AG
d
533 29,968
Symrise AG, Class A 323 40,301
Uniper SE 175 6,144
Vonovia SE 1,408 94,321
Zalando SE
a,d
407 46,836
3,008,019
Hong Kong – 2.6%
AIA Group Ltd. 30,200 365,141
CK Asset Holdings Ltd. 5,000 25,117
CK Infrastructure Holdings Ltd. 1,500 7,999
CLP Holdings Ltd. 4,500 42,192
Hang Lung Properties Ltd. 4,000 10,679
Hang Seng Bank Ltd. 1,400 25,332
Henderson Land Development Co. Ltd. 4,000 16,353
Hong Kong & China Gas Co. Ltd. 27,150 39,007
Hong Kong Exchanges & Clearing Ltd. 3,000 192,446
Jardine Matheson Holdings Ltd. 600 34,680
Jardine Strategic Holdings Ltd. 600 15,594
Link REIT
b
5,213 45,515

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Hong Kong – 2.6% (continued)
MTR Corp. Ltd. 4,500 26,203
New World Development Co. Ltd. 3,250 15,110
Power Assets Holdings Ltd. 4,000 21,306
Sun Hung KAI Properties Ltd. 4,000 54,682
Swire Properties Ltd. 3,800 11,051
Techtronic Industries Co. Ltd. 4,500 67,786
WH Group Ltd.
d
23,500 19,094
Wharf Real Estate Investment Co. Ltd. 4,000 21,228
1,056,515
Ireland – 0.6%
CRH PLC 1,995 83,328
Kerry Group PLC, Class A 382 51,932
Kingspan Group PLC
a
359 24,424
Paddy Power PLC
a
348 65,045
224,729
Israel – 0.4%
Azrieli Group Ltd. 87 5,366
Bank Hapoalim BM
a
2,708 19,347
Bank Leumi Le-Israel BM 3,748 23,458
Elbit Systems Ltd. 58 8,093
ICL Group Ltd. 1,226 6,610
Mizrahi Tefahot Bank Ltd. 319 7,528
Nice Ltd.
a
158 41,004
Teva Pharmaceutical Industries Ltd.
a
3,414 42,403
153,809
Italy – 1.8%
Assicurazioni Generali SpA 3,070 52,552
Atlantia SpA
a
1,271 20,236
Davide Campari-Milano NV 1,013 10,924
DiaSorin SpA 43 9,435
ENEL SpA 19,359 192,646
ENI SpA 6,514 66,096
Ferrari NV 323 67,593
Finecobank Banca Fineco SpA
a
1,451 22,696
Infrastrutture Wireless Italiane SpA
d
762 8,207
Intesa Sanpaolo SpA
a
44,107 96,733
Moncler SpA
a
456 25,822
Nexi SpA
a,d
748 13,313
Poste Italiane SpA
d
1,108 10,871
Recordati Industria Chimica e Farmaceutica SpA 244 12,664
Snam SpA 5,522 29,035
Terna Rete Elettrica Nazionale SpA 3,580 26,070
UniCredit SpA
a
5,345 49,072
713,965
Japan – 24.0%
ACOM Co. Ltd. 1,100 4,833
Advantest Corp. 500 39,591
AEON Co. Ltd. 2,200 68,840
AGC, Inc. 500 17,336
Aisin Seiki Co. Ltd. 400 12,245
Ajinomoto Co., Inc. 1,500 35,432
ANA Holdings, Inc.
a
300 6,361
Asahi Group Holdings Ltd. 1,200 48,277
Asahi Intecc Co. Ltd. 500 16,429
Asahi Kasei Corp. 3,400 37,818
Astellas Pharma, Inc. 4,600 74,364
Bandai Namco Holdings, Inc. 600 51,240
Bridgestone Corp. 1,500 55,418
Canon, Inc. 2,700 59,173
Capcom Co. Ltd. 200 12,589
Central Japan Railway Co. 500 70,682
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Japan – 24.0% (continued)
Chubu Electric Power Co., Inc. 1,500 18,361
Chugai Pharmaceutical Co. Ltd. 1,600 83,626
Cyberagent, Inc. 200 12,551
DAI Nippon Printing Co. Ltd. 800 13,754
Daifuku Co. Ltd. 300 34,185
Dai-ichi Life Holdings, Inc. 2,700 40,902
Daiichi Sankyo Co. Ltd. 4,600 147,849
Daikin Industries Ltd. 700 147,796
Daito Trust Construction Co. Ltd. 200 20,803
Daiwa House Industry Co. Ltd. 1,800 50,968
Daiwa Securities Group, Inc. 3,800 18,046
Denso Corp. 1,300 72,106
Dentsu Group, Inc. 700 22,164
Disco Corp. 100 32,523
East Japan Railway Co. 900 59,229
Eisai Co. Ltd. 700 51,102
ENEOS Holdings, Inc. 8,200 33,185
FANUC Corp. 500 130,689
Fast Retailing Co. Ltd. 100 85,792
Fujifilm Holdings Corp. 1,000 57,185
Fujitsu Ltd. 500 76,508
GMO Payment Gateway, Inc. 100 14,289
Hamamatsu Photonics KK 300 17,393
Hankyu Hanshin Holdings, Inc. 600 19,342
Hitachi Ltd. 2,400 98,710
Honda Motor Co. Ltd. 4,400 116,183
Hoya Corp. 900 115,149
Hulic Co. Ltd. 1,200 13,571
Idemitsu Kosan Co. Ltd. 700 16,408
INPEX Corp. 3,000 17,336
Isuzu Motors Ltd. 1,400 13,372
ITOCHU Corp. 3,500 100,208
ITOCHU Techno-Solutions Corp. 200 7,049
Japan Exchange Group, Inc. 1,300 30,360
Japan Post Holdings Co. Ltd. 3,800 30,195
Japan Post Insurance Co. Ltd. 300 5,883
Japan Real Estate Investment Corp.
b
3 18,253
Japan Tobacco, Inc. 2,700 53,577
Kansai Electric Power Co., Inc. (The) 2,000 19,581
Kansai Paint Co. Ltd. 600 17,680
KAO Corp. 1,200 87,076
KDDI Corp. 3,900 114,696
KEIO Corp. 300 21,921
Keyence Corp. 500 268,112
Kikkoman Corp. 500 35,245
Kintetsu Group Holdings Co. Ltd. 400 16,773
Kirin Holdings Co. Ltd. 2,300 49,341
Kobayashi Pharmaceutical Co. Ltd. 100 11,252
Kobe Bussan Co. Ltd. 200 5,551
Koito Manufacturing Co. Ltd. 300 19,285
Komatsu Ltd. 2,400 65,619
Kose Corp. 100 16,075
Kubota Corp. 3,000 65,877
Kyocera Corp. 900 57,587
Kyowa Kirin Co. Ltd. 700 20,727
Lasertec Corp. 200 26,840
Lion Corp. 900 20,606
M3, Inc. 1,100 92,575
Makita Corp. 700 33,364
Marubeni Corp. 4,300 28,516
McDonald's Holdings Co. Japan Ltd. 200 9,743
MEIJI Holdings Co. Ltd. 400 27,279

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Japan – 24.0% (continued)
Minebea Mitsumi, Inc. 1,100 24,365
Misumi Group, Inc. 800 26,018
Mitsubishi Chemical Holdings Corp. 3,500 23,883
Mitsubishi Corp. 3,500 88,507
Mitsubishi Electric Corp. 5,500 83,765
Mitsubishi Estate Co. Ltd. 3,500 55,227
Mitsubishi Heavy Industries Ltd. 900 25,772
Mitsubishi UFJ Financial Group, Inc. 31,800 142,545
Mitsui & Co. Ltd. 4,100 75,836
Mitsui Fudosan Co. Ltd. 2,500 50,587
Mizuho Financial Group, Inc. 6,360 83,741
Monotaro Co. Ltd. 300 15,044
MS&AD Insurance Group Holdings, Inc. 1,200 34,431
Murata Manufacturing Co. Ltd. 1,600 153,665
NEC Corp. 700 38,111
Nexon Co. Ltd. 1,200 36,506
Nidec Corp. 1,400 185,205
Nihon M&a Center, Inc. 400 23,229
Nintendo Co. Ltd. 300 173,590
Nippon Building Fund, Inc.
b
4 24,146
Nippon Paint Holdings Co. Ltd. 500 44,988
Nippon ProLogis REIT, Inc.
b
7 22,833
Nippon Sanso Holdings Corp. 600 11,542
Nippon Steel Corp.
a
2,400 27,669
Nippon Telegraph & Telephone Corp. 3,200 80,019
Nissan Chemical Corp. 300 17,078
Nissan Motor Co. Ltd.
a
5,900 29,986
Nissin Foods Holdings Co. Ltd. 200 17,288
Nitori Holdings Co. Ltd. 200 39,715
Nitto Denko Corp. 400 36,181
Nomura Holdings, Inc. 7,300 38,468
Nomura Research Institute Ltd. 1,000 33,765
NTT Data Corp. 1,500 21,520
Obayashi Corp. 1,900 15,898
OBIC Co. Ltd. 200 37,557
Odakyu Electric Railway Co. Ltd. 1,000 28,989
Olympus Corp. 3,300 59,557
Omron Corp. 500 44,128
ONO Pharmaceutical Co. Ltd. 1,300 38,803
Oracle Corp. Japan 100 11,796
Oriental Land Co. Ltd. 600 93,701
ORIX Corp. 3,400 54,396
Osaka Gas Co. Ltd. 1,100 20,310
Otsuka Corp. 200 10,067
Otsuka Holdings Co. Ltd. 1,400 59,667
Pan Pacific International Holdings Corp. 1,500 33,669
Panasonic Corp. 5,900 76,163
Rakuten, Inc.
a
2,100 20,640
Recruit Holdings Co. Ltd. 4,200 182,209
Renesas Electronics Corp.
a
2,500 28,655
Resona Holdings, Inc. 6,000 20,803
ROHM Co. Ltd. 200 20,268
Santen Pharmaceutical Co. Ltd. 1,000 16,534
Secom Co. Ltd. 500 45,260
Sekisui Chemical Co. Ltd. 1,100 19,795
Sekisui House Ltd. 1,800 34,712
Seven & i Holdings Co. Ltd. 1,900 71,884
SG Holdings Co. Ltd. 1,300 33,414
Sharp Corp. 400 8,306
Shimadzu Corp. 800 30,450
Shimano, Inc. 200 47,003
Shin-Etsu Chemical Co. Ltd. 1,000 173,600
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Japan – 24.0% (continued)
Shionogi & Co. Ltd. 700 37,977
Shiseido Co. Ltd. 1,000 64,846
SMC Corp. 200 121,037
Softbank Corp. 3,800 49,979
SoftBank Group Corp. 4,100 317,520
Sompo Holdings, Inc. 1,000 39,801
Sony Corp. 3,200 307,178
Square Enix Holdings Co. Ltd. 200 11,500
Subaru Corp. 1,500 28,741
Sumitomo Corp. 3,200 42,394
Sumitomo Electric Industries Ltd. 2,000 26,601
Sumitomo Metal Mining Co. Ltd. 700 30,382
Sumitomo Mitsui Financial Group, Inc. 3,500 108,482
Sumitomo Mitsui Trust Holdings, Inc. 900 26,924
Sumitomo Realty & Development Co. Ltd. 1,200 36,208
Suntory Beverage & Food Ltd. 300 10,473
Suzuki Motor Corp. 1,200 53,962
Sysmex Corp. 400 46,745
T&D Holdings, Inc. 1,400 16,220
Taisei Corp. 500 16,166
Takeda Pharmaceutical Co. Ltd. 3,900 137,754
TDK Corp. 300 48,369
Terumo Corp. 1,900 73,771
Tobu Railway Co. Ltd. 500 14,074
Toho Co. Ltd. 400 15,454
Tokio Marine Holdings, Inc. 1,800 88,251
Tokyo Electron Ltd. 400 152,099
Tokyo Gas Co. Ltd. 900 19,681
Tokyu Corp. 1,500 17,594
Toray Industries, Inc. 3,900 25,375
Toshiba Corp. 1,100 35,880
Toto Ltd. 300 16,591
Toyota Industries Corp. 400 31,444
Toyota Motor Corp. 6,400 446,249
Toyota Tsusho Corp. 500 19,509
Trend Micro, Inc.
a
300 16,448
Tsuruha Holdings, Inc. 100 13,296
Unicharm Corp. 1,100 49,382
Welcia Holdings Co. Ltd. 200 6,801
West Japan Railway Co. 500 26,553
Workman Co. Ltd. 100 8,262
Yakult Honsha Co. Ltd. 400 20,402
Yamaha Corp. 400 22,504
Yamato Holdings Co. Ltd. 900 22,359
Yaskawa Electric Corp. 700 35,837
Z Holdings Corp. 6,800 42,244
ZOZO, Inc. 200 5,603
9,566,932
Luxembourg – 0.2%
ArcelorMittal SA
a
1,724 37,789
Eurofins Scientific Se
a
291 27,993
65,782
Macau – 0.2%
Galaxy Entertainment Group Ltd. 5,000 37,917
Sands China Ltd.
a
6,000 23,872
61,789
Mexico – 0.0%
Fresnillo PLC 429 5,818
Netherlands – 4.5%
Adyen NV
a,d
75 156,677

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Netherlands – 4.5% (continued)
AKZO Nobel NV 512 52,151
Argenx Se
a
112 32,820
ASML Holding NV 1,061 566,455
EXOR NV 234 17,449
HAL Trust 217 30,898
Heineken Holding NV 245 21,609
Heineken NV 596 62,227
ING Groep NV
a
9,838 88,147
Jde Peet's NV
a
143 5,523
Koninklijke Ahold Delhaize NV 2,775 79,530
Koninklijke DSM NV 467 81,700
Koninklijke KPN NV 8,062 25,231
Koninklijke Philips NV
a
2,326 127,036
NN Group NV 702 29,253
Royal Dutch Shell PLC, Class A 10,218 187,740
Royal Dutch Shell PLC, Class B 9,235 161,334
Wolters Kluwer NV 689 57,289
1,783,069
New Zealand – 0.3%
a2 Milk Co. Ltd.
a
1,877 15,611
Auckland International Airport Ltd.
a
3,521 18,905
Fisher & Paykel Healthcare Corp. Ltd. 1,464 36,549
Mercury NZ Ltd. 1,261 6,475
Meridian Energy Ltd. 3,043 15,681
Spark New Zealand Ltd. 5,378 18,604
111,825
Norway – 0.6%
AKER BP ASA 241 6,039
DNB ASA
a
2,288 44,928
Equinor ASA 2,642 47,833
Gjensidige Forsikring ASA 461 10,672
Mowi ASA 1,149 25,531
Norsk Hydro ASA 3,937 17,547
Orkla ASA 1,965 19,165
Salmar ASA 113 6,831
Schibsted ASA, Class A
a
182 6,890
Schibsted ASA, Class B
a
230 7,454
Telenor ASA 1,650 27,404
Tomra Systems ASA 251 11,592
231,886
Portugal – 0.1%
EDP - Energias de Portugal SA 6,566 41,257
Russia – 0.0%
Polymetal International PLC 633 13,743
Singapore – 1.0%
Ascendas Real Estate Investment Trust
b
8,296 19,254
Capitaland Integrated Commercial Trust
b
10,900 17,577
CapitaLand Ltd. 7,100 17,173
DBS Group Holdings Ltd. 4,635 87,943
Genting Singapore Ltd. 13,800 8,891
Jardine Cycle & Carriage Ltd. 100 1,624
Keppel Corp. Ltd. 2,700 10,193
Mapletree Industrial Trust
b
3,200 6,920
Mapletree Logistics Trust
b
5,000 7,460
Oversea-Chinese Banking Corp. Ltd. 10,085 78,424
Singapore Airlines Ltd.
a
3,900 12,078
Singapore Exchange Ltd. 2,100 15,666
Singapore Technologies Engineering Ltd. 4,300 12,021
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Singapore – 1.0% (continued)
Singapore Telecommunications Ltd. 14,400 25,608
United Overseas Bank Ltd. 3,900 68,708
389,540
South Africa – 0.3%
Anglo American PLC 3,491 115,723
Spain – 2.1%
Aena SME SA
a,d
185 28,612
Amadeus IT Group SA 1,132 72,257
Banco Bilbao Vizcaya Argentaria SA 16,654 76,218
Banco Santander SA
a
43,418 127,388
CaixaBank SA 9,574 24,275
Cellnex Telecom SA
d
980 57,518
EDP Renovaveis SA 380 10,410
Endesa SA 770 19,738
Ferrovial SA 1,247 30,004
Grifols SA 784 23,145
Iberdrola SA 14,427 196,044
Iberdrola SA
a
206 2,799
Industria de Diseno Textil SA 2,673 79,530
Naturgy Energy Group SA 811 20,996
Siemens Gamesa Renewable Energy SA 520 21,410
Telefonica SA 13,499 58,285
848,629
Sweden – 3.3%
ALFA Laval AB
a
726 19,138
ASSA Abloy AB, Class B 2,507 62,325
Atlas Copco AB, Class A 1,631 89,161
Atlas Copco AB, Class B 993 46,822
Boliden AB 567 18,717
Electrolux AB, Class B 505 12,409
Embracer Group AB
a
444 10,073
Epiroc AB, Class A 1,517 29,236
Epiroc AB, Class B 946 16,330
EQT AB 538 16,862
Essity AB, Class A 70 2,277
Essity AB, Class B 1,530 49,093
Evolution Gaming Group AB
d
407 39,847
Fastighets AB Balder, Class B
a
234 11,781
Hennes & Mauritz AB, Class B
a
1,967 42,265
Hexagon AB, Class B 710 62,387
Holmen AB, Class B 169 7,770
ICA Gruppen AB 225 11,325
Industrivarden AB, Class A
a
391 13,226
Industrivarden AB, Class C
a
405 12,956
Investment AB Latour, Class B 300 6,749
Investor AB, Class A 318 23,400
Investor AB, Class B 1,149 84,742
Kinnevik AB, Class B 550 27,122
L E Lundbergforetagen AB, Class B
a
170 8,983
Lifco AB, Class B 82 7,574
Nibe Industrier AB, Class B 883 29,626
Sandvik AB
a
2,794 70,030
Skandinaviska Enskilda Banken AB, Class A
a
4,070 44,635
Skandinaviska Enskilda Banken AB, Class C
a
126 1,410
Skanska AB, Class B 872 22,673
SKF AB, Class A 86 2,374
SKF AB, Class B 906 24,949
Svenska Cellulosa AB SCA, Class A
a
142 2,547
Svenska Cellulosa AB SCA, Class B
a
1,467 25,966
Svenska Handelsbanken AB, Class A
a
3,841 38,638

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Sweden – 3.3% (continued)
Svenska Handelsbanken AB, Class B
a
163 1,872
Swedbank AB, Class A
a
2,358 44,660
Swedish Match AB 432 33,500
Tele2 AB, Class B 1,211 16,790
Telefonaktiebolaget LM Ericsson, Class A 227 3,188
Telefonaktiebolaget LM Ericsson, Class B 6,606 83,779
Telia Co. AB 6,642 29,261
Volvo AB, Class A
a
579 14,422
Volvo AB, Class B
a
4,142 102,822
1,325,712
Switzerland – 9.3%
ABB Ltd. 4,861 143,928
Alcon, Inc.
a
1,233 88,705
Barry Callebaut AG 7 15,572
Chocoladefabriken Lindt & Spruengli AG 3 26,068
CIE Financiere Richemont SA, Class A 1,316 122,606
Coca-Cola HBC AG 469 13,930
Credit Suisse Group AG 5,659 74,777
EMS-Chemie Holding AG 19 17,962
Geberit AG 94 57,651
Givaudan SA 21 84,888
Kuehne + Nagel International AG 145 33,104
LafargeHolcim Ltd. 1,228 66,604
Logitech International SA 411 42,902
Lonza Group AG 189 121,099
Nestle SA 7,159 805,066
Novartis AG 6,126 554,549
Partners Group Holding AG 47 55,712
Roche Holding AG 1,746 602,837
Roche Holding AG, BR 70 24,708
Schindler Holding AG 47 12,405
Schindler Holding AG 104 27,532
SGS SA 13 39,587
Sika AG 353 96,186
Sonova Holding AG
a
139 33,656
STMicroelectronics NV 1,657 66,976
Straumann Holding AG 27 30,035
Swatch Group AG (The) 142 8,021
Swatch Group AG (The), BR 70 20,223
Swiss Life Holding AG 85 38,879
Swiss RE AG 737 65,167
Swisscom AG 63 34,375
UBS Group AG 9,647 139,619
Zurich Insurance Group AG 379 151,753
3,717,082
United Kingdom – 10.2%
3i Group PLC 2,477 37,807
Admiral Group PLC 597 23,627
Ashtead Group PLC 1,155 58,573
Associated British Foods PLC
a
908 26,396
AstraZeneca PLC 3,274 336,785
Aviva PLC 10,015 46,099
BAE Systems PLC 8,060 51,145
Barclays PLC
a
40,340 73,974
BP PLC 49,154 183,258
British American Tobacco PLC 5,691 207,680
BT Group PLC, Class A
a
22,230 38,341
Bunzl PLC 746 24,074
CK Hutchison Holdings Ltd. 7,000 48,479
CNH Industrial NV
a
2,392 30,673
Coca-Cola European Partners PLC 539 25,047
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
United Kingdom – 10.2% (continued)
Compass Group PLC
a
4,472 80,477
Croda International PLC 312 26,932
Diageo PLC 5,806 235,118
Experian PLC 2,295 80,552
GlaxoSmithKline PLC 12,460 232,184
Halma PLC 1,029 34,887
HSBC Holdings PLC
a
51,540 270,890
Imperial Brands PLC 2,398 48,406
InterContinental Hotels Group PLC
a
425 26,385
Intertek Group PLC 411 31,143
JD Sports Fashion PLC
a
1,029 10,555
Legal & General Group PLC 15,636 52,390
Lloyds Banking Group PLC
a
176,181 79,837
London Stock Exchange Group PLC 800 95,421
Mondi PLC 1,054 25,003
National Grid PLC 9,631 112,415
Natwest Group PLC
a
13,418 27,196
Next PLC
a
311 33,012
Ocado Group PLC
a
1,488 56,743
Persimmon PLC 751 26,308
Prudential PLC 6,547 105,412
Reckitt Benckiser Group PLC 1,825 155,327
RELX PLC 5,063 126,014
Rentokil Initial PLC
a
4,679 31,972
Sage Group PLC (The) 2,558 20,718
Schroders PLC 296 13,889
Segro PLC
b
2,793 36,597
Smith & Nephew PLC 2,252 47,670
Spirax-Sarco Engineering PLC 166 25,257
SSE PLC 2,615 53,289
Standard Chartered PLC
a
7,160 43,655
Tesco PLC 24,485 80,493
Unilever PLC 2,734 159,184
Unilever PLC 3,761 218,867
Vodafone Group PLC 67,473 115,669
WPP PLC 3,180 33,441
4,065,266
United States – 0.6%
Ferguson PLC 588 68,649
James Hardie Industries PLC
a
1,218 34,381
Stellantis NV 2,531 38,479
Stellantis NV 2,798 42,593
Waste Connections, Inc. 667 65,778
249,880
Total Common Stocks (cost $30,682,246) 39,501,560
Preferred Stocks – 0.5%
Germany – 0.5%
Bayerische Motoren Werke AG, 4.64% 134 8,783
Henkel AG & Co. KGaA, 2.13% 451 46,847
Sartorius AG, 0.08% 86 42,900
Volkswagen AG, 2.93% 461 87,617
186,147
Spain – 0.0%
Grifols SA, Class B, 1.78% 777 13,801
Total Preferred Stocks (cost $147,212) 199,948

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statements of Investments
BNY Mellon International Equity ETF (continued)
Description
Principal
Amount ($) Value ($)
Short-Term Investments – 0.1%
U.S. Treasury Securities – 0.1%
U.S. Treasury Bills, 0.16%, 2/25/2021
e,f
(cost $34,996) 35,000 34,999
Shares
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
g,h
(cost $36,647) 36,647 36,647
Investment of Cash Collateral for Securities Loaned – 0.3%
Registered Investment Companies – 0.3%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
g,h
(cost $132,564) 132,564 132,564
Total Investments (cost $31,033,665) 100.1% 39,905,718
Liabilities, Less Cash and Receivables (0.1)% (49,038)
Net Assets 100.0% 39,856,680
BR—Bearer Shares
REIT—Real Estate Investment Trust
a
Non-income producing security.
b
Investment in a real estate investment trust.
c
Security, or portion thereof, on loan. At January 31, 2021, the value of the fund’s securities on loan was $113,713 and the value of the collateral was $132,564, consisting of cash collateral.
d
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, these securities were valued at $658,902 or 1.65% of net assets.
e
Held by a counterparty for open exchange traded derivative contracts.
f
Security is a discount security. Income is recognized through the accretion of discount.
g
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
h
The rate shown is the 1-day yield as of January 31, 2021.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
MSCI Emerging Markets Index 1 3/19/2021 104,847 105,775 928

STATEMENT OF INVESTMENTS
January 31, 2021 (Unaudited)
BNY Mellon Emerging Markets Equity ETF
Description Shares Value ($)
Common Stocks – 94.2%
Brazil – 2.9%
Ambev SA 27,800 77,090
Atacadao SA 2,000 6,978
B2W Cia Digital
a
1,300 19,315
B3 SA - Brasil Bolsa Balcao 11,700 128,320
Banco Bradesco SA 6,800 26,902
Banco BTG Pactual SA 1,200 20,819
Banco do Brasil SA 7,800 48,188
BB Seguridade Participacoes SA 4,800 24,335
Centrais Eletricas Brasileiras SA 2,200 11,573
Hapvida Participacoes e Investimentos SA
b
6,000 18,825
Itausa - Investimentos Itau SA 8,400 17,878
Localiza Rent A Car SA 3,400 39,731
Magazine Luiza SA 16,000 73,615
Natura & Co. Holding SA
a
5,700 51,250
Notre Dame Intermedica Participacoes SA 2,700 46,773
Petroleo Brasileiro SA 22,800 114,715
Raia Drogasil SA 6,300 28,732
Suzano SA
a
3,700 41,976
Telefonica Brasil SA, Class Preference 1,000 8,270
Vale SA 19,900 321,112
WEG SA 5,000 76,743
1,203,140
Chile – 0.4%
Banco de Chile 267,300 27,340
Banco de Credito e Inversiones SA 435 18,296
Banco Santander Chile 235,039 11,940
Cencosud SA 7,241 12,609
Empresas CMPC SA 4,075 10,935
Empresas COPEC SA 2,529 26,662
Enel Americas SA 175,240 26,446
Enel Chile SA
a
123,437 8,968
Falabella SA 3,603 12,377
155,573
China – 41.3%
360 Security Technology, Inc., Class A 2,200 5,540
Agricultural Bank of China Ltd., Class A 56,700 27,644
Agricultural Bank of China Ltd., Class H 169,000 61,028
Air China Ltd., Class A 3,600 4,012
Air China Ltd., Class H 12,000 8,342
Airtac International Group 1,000 35,711
Alibaba Group Holding Ltd.
a
84,780 2,698,492
Alibaba Health Information Technology Ltd.
a
24,000 75,214
Anhui Conch Cement Co. Ltd., Class A 2,400 18,737
Anhui Conch Cement Co. Ltd., Class H 8,500 50,372
Anhui Gujing Distillery Co. Ltd., Class A 200 7,553
Anhui Gujing Distillery Co. Ltd., Class B 600 9,015
ANTA Sports Products Ltd. 5,000 82,733
Autobio Diagnostics Co. Ltd., Class A 100 2,048
Autohome, Inc., ADR
c
343 37,809
Avary Holding Shenzhen Co. Ltd., Class A 500 3,111
AVIC Shenyang Aircraft Co. Ltd., Class A 600 7,138
AVIC Xi'an Aircraft Industry Group Co. Ltd., Class
A 1,300 6,262
Baidu, Inc., ADR
a
1,574 369,921
Bank of Beijing Co. Ltd., Class A 19,400 14,203
Bank of China Ltd., Class A 21,700 10,647
Bank of China Ltd., Class H 463,000 157,043
Bank of Communications Co. Ltd., Class A 19,000 13,116
Bank of Communications Co. Ltd., Class H 116,000 62,833
Bank of Jiangsu Co. Ltd., Class A 5,200 4,443
Bank of Nanjing Co. Ltd., Class A 3,400 4,210
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 94.2% (continued)
China – 41.3% (continued)
Bank of Ningbo Co. Ltd., Class A 4,000 23,824
Bank of Shanghai Co. Ltd., Class A 6,800 8,525
Baoshan Iron & Steel Co. Ltd., Class A 10,000 10,154
BeiGene Ltd.
a
2,800 68,647
Beijing Oriental Yuhong Waterproof Technology
Co. Ltd., Class A 300 2,252
Bilibili, Inc., ADR
a
888 101,134
BOC Hong Kong Holdings Ltd. 21,000 62,833
BOE Technology Group Co. Ltd., Class A 18,900 18,079
BOE Technology Group Co. Ltd., Class B 600 309
BYD Co. Ltd., Class A 600 22,938
BYD Co. Ltd., Class H 4,000 122,468
CGN Power Co. Ltd., Class H
b
103,000 22,184
Changchun High & New Technology Industry
Group, Inc., Class A 200 14,073
China CITIC Bank Corp. Ltd., Class H 74,000 32,830
China Construction Bank Corp., Class A 4,000 4,185
China Construction Bank Corp., Class H 581,000 440,591
China CSSC Holdings Ltd., Class A
a
1,000 2,473
China Eastern Airlines Corp. Ltd., Class A 8,600 6,110
China Eastern Airlines Corp. Ltd., Class H 4,000 1,610
China Everbright Bank Co. Ltd., Class A 12,700 7,961
China Everbright Bank Co. Ltd., Class H 16,000 6,583
China Evergrande Group 16,000 30,829
China Feihe Ltd.
b
17,000 50,865
China Galaxy Securities Co. Ltd., Class A 2,000 3,322
China Galaxy Securities Co. Ltd., Class H 17,500 10,495
China Gas Holdings Ltd. 11,800 41,698
China Life Insurance Co. Ltd., Class H 45,000 95,527
China Mengniu Dairy Co. Ltd. 16,000 95,436
China Merchants Bank Co. Ltd., Class A 7,200 56,947
China Merchants Bank Co. Ltd., Class H 22,000 168,961
China Merchants Securities Co. Ltd., Class A 5,460 21,837
China Merchants Securities Co. Ltd., Class H
b
2,600 4,017
China Merchants Shekou Industrial Zone
Holdings Co. Ltd., Class A 1,700 3,110
China Minsheng Banking Corp. Ltd., Class A 3,000 2,373
China Minsheng Banking Corp. Ltd., Class H 29,500 16,892
China Molybdenum Co. Ltd., Class A 8,600 8,066
China Molybdenum Co. Ltd., Class H 18,000 11,375
China National Nuclear Power Co. Ltd., Class A 16,200 12,913
China Overseas Land & Investment Ltd. 10,500 23,671
China Pacific Insurance Group Co. Ltd., Class A 3,500 18,793
China Pacific Insurance Group Co. Ltd., Class H 14,200 58,786
China Petroleum & Chemical Corp., Class A 18,400 11,249
China Petroleum & Chemical Corp., Class H 170,000 81,340
China Railway Group Ltd., Class A 23,100 18,914
China Railway Group Ltd., Class H 4,000 1,821
China Resources Beer Holdings Co. Ltd. 8,000 70,675
China Resources Cement Holdings Ltd. 20,000 22,105
China Resources Gas Group Ltd. 4,000 20,016
China Resources Land Ltd. 20,000 79,702
China Satellite Communications Co. Ltd., Class A 1,000 2,695
China Shenhua Energy Co. Ltd., Class A 3,400 9,157
China Shenhua Energy Co. Ltd., Class H 23,500 43,582
China Shipbuilding Industry Co. Ltd., Class A
a
3,700 2,337
China Southern Airlines Co. Ltd., Class A
a
7,500 6,768
China Southern Airlines Co. Ltd., Class H
a
14,000 7,818
China Tourism Group Duty Free Corp. Ltd., Class
A 900 40,955
China Vanke Co. Ltd., Class A 4,900 21,076
China Vanke Co. Ltd., Class H 8,500 30,530

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 94.2% (continued)
China – 41.3% (continued)
China Yangtze Power Co. Ltd., Class A 11,700 35,639
Chongqing Changan Automobile Co. Ltd., Class
A
a
600 1,601
Chongqing Changan Automobile Co. Ltd., Class
B
a
1,700 1,318
CITIC Pacific Special Steel Group Co. Ltd., Class A 1,000 4,318
CITIC Securities Co. Ltd., Class A 5,900 25,889
CITIC Securities Co. Ltd., Class H 11,000 24,202
Cosco Shipping Holdings Co. Ltd., Class H
a
15,500 15,692
Country Garden Holdings Co. Ltd. 45,858 55,416
Country Garden Services Holdings Co. Ltd. 9,000 73,531
CSPC Pharmaceutical Group Ltd. 49,760 50,826
Daqin Railway Co. Ltd., Class A 300 296
ENN Energy Holdings Ltd. 4,500 69,759
Everbright Securities Co. Ltd., Class A 2,100 5,347
Flat Glass Group Co Ltd., Class A 1,200 6,516
Flat Glass Group Co. Ltd., Class H 2,000 8,254
Focus Media Information Technology Co. Ltd.,
Class A 7,000 11,766
Foshan Haitian Flavouring & Food Co. Ltd., Class
A 1,400 42,721
Fosun International Ltd. 11,000 16,740
Founder Securities Co. Ltd., Class A
a
4,700 7,064
Fuyao Glass Industry Group Co. Ltd., Class H
b
1,200 8,357
Ganfeng Lithium Co. Ltd., Class H
b
1,200 16,915
GDS Holdings Ltd., ADR
a,c
652 67,521
Geely Automobile Holdings Ltd. 32,000 117,000
Gemdale Corp., Class A 4,200 7,040
GF Securities Co. Ltd., Class A 4,000 9,825
GF Securities Co. Ltd., Class H 7,000 10,237
Gigadevice Semiconductor Beijing, Inc., Class A 300 8,451
Glodon Co. Ltd., Class A 800 10,277
GoerTek, Inc., Class A 1,300 6,680
Great Wall Motor Co. Ltd., Class A 200 1,298
Great Wall Motor Co. Ltd., Class H 19,000 59,545
Greenland Holdings Corp. Ltd., Class A 4,000 3,337
Guangdong Haid Group Co. Ltd., Class A 400 4,074
Guangdong Investment Ltd. 14,000 24,592
Guangzhou Automobile Group Co. Ltd., Class H 16,000 14,589
Guosen Securities Co. Ltd., Class A 3,000 5,925
Guotai Junan Securities Co. Ltd., Class A 4,200 10,648
Guotai Junan Securities Co. Ltd., Class H
b
4,200 6,110
Haidilao International Holding Ltd.
b
5,000 42,140
Haier Smart Home Co. Ltd., Class A 3,600 17,747
Haier Smart Home Co. Ltd., Class H
a
12,800 52,990
Haitong Securities Co. Ltd., Class A 5,300 10,057
Haitong Securities Co. Ltd., Class H 22,800 20,319
Hansoh Pharmaceutical Group Co. Ltd.
a,b
6,000 32,810
Henan Shuanghui Investment & Development
Co. Ltd., Class A 1,200 8,728
Hengli Petrochemical Co. Ltd., Class A 3,000 17,923
Hongta Securities Co. Ltd., Class A 1,000 2,320
Hualan Biological Engineering, Inc., Class A 600 4,271
Huaneng Lancang River Hydropower, Inc., Class
A 3,300 2,278
Huaneng Power International, Inc., Class A 5,400 3,485
Huaneng Power International, Inc., Class H 18,000 6,384
Huatai Securities Co. Ltd., Class A 4,000 10,766
Huatai Securities Co. Ltd., Class H
b
8,600 13,709
Huaxia Bank Co. Ltd., Class A 14,100 13,313
Huayu Automotive Systems Co. Ltd., Class A 2,000 9,253
Huazhu Group Ltd., ADR
c
835 40,497
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 94.2% (continued)
China – 41.3% (continued)
Hundsun Technologies, Inc., Class A 800 12,027
Iflytek Co. Ltd., Class A 1,000 7,236
Industrial & Commercial Bank of China Ltd.,
Class A 45,700 36,004
Industrial & Commercial Bank of China Ltd.,
Class H 436,000 278,339
Industrial Bank Co. Ltd., Class A 10,100 36,112
Inner Mongolia Yili Industrial Group Co. Ltd.,
Class A 3,200 21,892
Innovent Biologics, Inc.
a,b
5,000 57,133
JD.Com, Inc., Class A
a
10,500 468,271
Jiangsu Hengli Hydraulic Co. Ltd., Class A 444 8,052
Jiangsu Hengrui Medicine Co. Ltd., Class A 2,700 43,362
Jiangsu King's Luck Brewery JSC Ltd., Class A 700 6,042
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd.,
Class A 800 25,261
Ke Holdings, Inc., ADR
a,c
937 55,377
Kweichow Moutai Co. Ltd., Class A 600 196,525
LI Auto, Inc., ADR
a,c
868 27,993
Li Ning Co Ltd. 12,000 75,137
Lingyi iTech Guangdong Co, Class A 3,000 4,787
Logan Group Co. Ltd. 8,000 11,989
Longfor Group Holdings Ltd.
b
9,000 50,897
LONGi Green Energy Technology Co. Ltd., Class A 2,000 33,293
Luxshare Precision Industry Co. Ltd., Class A 3,400 27,944
Luzhou Laojiao Co. Ltd., Class A 700 27,921
Meituan, Class B
a
24,200 1,110,463
Muyuan Foods Co. Ltd., Class A 1,800 24,768
NARI Technology Co. Ltd., Class A 2,500 11,384
NAURA Technology Group Co. Ltd., Class A 400 12,407
NetEase, Inc. 11,500 264,295
New China Life Insurance Co. Ltd., Class A 1,000 7,481
New China Life Insurance Co. Ltd., Class H 4,700 17,548
New Hope Liuhe Co. Ltd., Class A 500 1,637
New Oriental Education & Technology Group,
Inc., ADR
a
866 145,055
Ningxia Baofeng Energy Group Co. Ltd., Class A 1,000 2,500
Nio, Inc., ADR
a
7,424 423,168
Nongfu Spring Co. Ltd., Class H
a,b
8,400 63,429
Offcn Education Technology Co. Ltd., Class A 1,100 6,751
Oppein Home Group, Inc., Class A 300 6,947
Orient Securities Co. Ltd., Class A 4,700 7,391
People's Insurance Co. Group of China Ltd.
(The), Class H 32,000 9,863
PetroChina Co. Ltd., Class H 118,000 35,763
Pinduoduo, Inc., ADR
a
2,020 334,734
Ping An Bank Co. Ltd., Class A 10,000 35,739
Ping An Healthcare And Technology Co. Ltd.
a,b
2,900 36,036
Ping An Insurance Group Co. of China Ltd., Class
A 5,700 69,768
Ping An Insurance Group Co. of China Ltd., Class
H 32,500 382,681
Poly Developments and Holdings Group Co. Ltd.,
Class A 5,600 11,970
Postal Savings Bank of China Co. Ltd., Class H
b
49,000 35,010
Power Construction Corp. of China Ltd., Class A 6,000 3,510
Rongsheng Petro Chemical Co. Ltd., Class A 3,400 17,998
SAIC Motor Corp. Ltd., Class A 4,300 14,602
Sanan Optoelectronics Co. Ltd., Class A 1,900 8,696
Sany Heavy Industry Co. Ltd., Class A 3,800 23,797
Seazen Holdings Co. Ltd., Class A 1,000 6,539
SF Holding Co. Ltd., Class A 2,300 35,240

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 94.2% (continued)
China – 41.3% (continued)
Shaanxi Coal Industry Co. Ltd., Class A 7,800 12,254
Shandong Gold Mining Co. Ltd., Class A 4,120 14,163
Shandong Gold Mining Co. Ltd., Class H
b
1,400 2,954
Shanghai Electric Group Co. Ltd., Class A
a
6,300 5,236
Shanghai Electric Group Co. Ltd., Class H
a
2,000 733
Shanghai Fosun Pharmaceutical Group Co. Ltd.,
Class A 700 4,926
Shanghai Fosun Pharmaceutical Group Co. Ltd.,
Class H 3,500 15,799
Shanghai International Airport Co. Ltd., Class A 800 9,782
Shanghai International Port Group Co. Ltd., Class
A 4,100 2,799
Shanghai M&G Stationery, Inc., Class A 500 7,282
Shanghai Pudong Development Bank Co. Ltd.,
Class A 5,800 8,941
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A 400 23,181
Shenwan Hongyuan Group Co. Ltd., Class A 16,300 11,807
Shenwan Hongyuan Group Co. Ltd., Class H
b
6,400 1,742
Shenzhen Goodix Technology Co. Ltd., Class A 100 2,159
Shenzhou International Group Holdings Ltd. 4,500 88,272
Shimao Property Holdings Ltd. 6,000 17,449
Smoore International Holdings Ltd.
a,b
9,000 89,085
Sun Art Retail Group Ltd. 10,000 10,382
Sunac China Holdings Ltd. 15,000 56,004
Suning.com Co. Ltd., Class A 1,400 1,432
Sunny Optical Technology Group Co. Ltd. 4,200 110,608
TAL Education Group, ADR
a
2,351 180,745
TCL Technology Group Corp., Class A 4,400 5,850
Tencent Holdings Ltd. 33,200 2,918,008
Tencent Music Entertainment Group, ADR
a
2,373 63,122
Tianjin Zhonghuan Semiconductor Co. Ltd.,
Class A 3,300 13,924
Tingyi Cayman Islands Holding Corp. 12,000 23,895
Tongwei Co. Ltd., Class A 2,100 14,952
Topchoice Medical Corp., Class A
a
200 9,409
Topsports International Holdings Ltd.
b
5,000 8,125
Trip.com Group Ltd., ADR
a
2,723 86,673
Tsingtao Brewery Co. Ltd., Class A 300 4,123
Tsingtao Brewery Co. Ltd., Class H 2,000 19,307
Unigroup Guoxin Microelectronics Co. Ltd., Class
A 400 7,483
Unisplendour Corp. Ltd., Class A 140 446
Vipshop Holdings Ltd., ADR
a
2,246 61,585
Wanhua Chemical Group Co. Ltd., Class A 1,600 27,687
Weichai Power Co. Ltd., Class A 2,000 6,544
Weichai Power Co. Ltd., Class H 11,000 32,487
Will Semiconductor Ltd., Class A 400 17,928
Wingtech Technology Co. Ltd., Class A 600 9,786
Wuhu Sanqi Interactive Entertainment Network
Technology Group Co. Ltd., Class A 200 1,000
Wuliangye Yibin Co. Ltd., Class A 1,900 85,619
Wuxi AppTec Co. Ltd., Class A 1,200 30,895
Wuxi AppTec Co. Ltd., Class H
b
1,500 35,789
Wuxi Biologics Cayman, Inc.
a,b
16,500 232,162
Xiaomi Corp., Class B
a,b
76,600 288,466
Xinyi Solar Holdings Ltd. 24,000 52,619
Yihai International Holding Ltd. 3,000 49,408
Yonghui Superstores Co. Ltd., Class A 2,000 2,111
Yonyou Network Technology Co. Ltd., Class A 2,000 13,339
Yum China Holdings, Inc. 2,428 137,692
Yunnan Baiyao Group Co. Ltd., Class A 600 12,349
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 94.2% (continued)
China – 41.3% (continued)
Yunnan Energy New Material Co. Ltd., Class A 400 8,171
Zhangzhou Pientzehuang Pharmaceutical Co.
Ltd., Class A 300 13,863
Zhejiang Century Huatong Group Co. Ltd., Class
A
a
2,280 2,191
Zhejiang NHU Co. Ltd., Class A 500 2,875
Zhejiang Sanhua Intelligent Controls Co. Ltd.,
Class A 1,600 5,688
Zhejiang Supor Co. Ltd., Class A 500 6,160
Zhongsheng Group Holdings Ltd. 3,500 20,561
Zijin Mining Group Co. Ltd., Class A 7,100 10,550
Zijin Mining Group Co. Ltd., Class H 34,000 37,886
ZTE Corp., Class A 1,400 6,975
ZTE Corp., Class H 6,200 17,671
ZTO Express Cayman, Inc., ADR 3,697 122,297
17,006,069
Colombia – 0.2%
Banco de Bogota SA 922 20,976
Bancolombia SA 1,027 8,913
Ecopetrol SA 26,057 15,054
Interconexion Electrica SA Esp 3,764 25,320
70,263
Czech Republic – 0.1%
CEZ AS 1,020 24,604
Egypt – 0.1%
Commercial International Bank Egypt SAE 8,915 35,739
Greece – 0.1%
Hellenic Telecommunications Organization SA 1,437 20,950
Hong Kong – 0.1%
Sino Biopharmaceutical Ltd. 63,500 59,210
Hungary – 0.1%
OTP Bank Nyrt
a
1,278 58,725
India – 6.4%
Adani Green Energy Ltd.
a
1,057 14,558
Adani Ports & Special Economic Zone Ltd. 3,310 23,124
Ambuja Cements Ltd. 1,752 5,844
Asian Paints Ltd. 1,869 61,668
Avenue Supermarts Ltd., Class A
a,b
598 21,732
Axis Bank Ltd.
a
8,932 81,154
Bajaj Auto Ltd. 129 7,083
Bajaj Finance Ltd. 1,014 65,801
Bajaj Finserv Ltd. 131 15,662
Bandhan Bank Ltd.
a,b
500 2,121
Berger Paints India Ltd. 636 6,162
Bharat Petroleum Corp. Ltd. 3,392 17,834
Bharti Airtel Ltd. 11,747 89,133
Biocon Ltd.
a
800 4,077
Britannia Industries Ltd. 188 9,021
Cipla Ltd./India 1,948 22,051
Coal India Ltd. 2,000 3,451
Dabur India Ltd. 838 5,910
Divi's Laboratories Ltd. 500 23,094
Dr Reddy's Laboratories Ltd. 1,000 63,085
Eicher Motors Ltd. 572 21,515
Godrej Consumer Products Ltd. 893 9,114

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 94.2% (continued)
India – 6.4% (continued)
Grasim Industries Ltd. 1,000 14,469
HCL Technologies Ltd. 4,615 57,814
HDFC Asset Management Co. Ltd.
b
152 5,993
HDFC Life Insurance Co. Ltd.
a,b
3,012 27,988
Hero Motocorp Ltd. 544 24,278
Hindustan Unilever Ltd. 3,661 113,598
Housing Development Finance Corp. Ltd. 7,428 242,082
ICICI Bank Ltd.
a
20,522 151,046
ICICI Lombard General Insurance Co. Ltd.
a,b
751 13,541
ICICI Prudential Life Insurance Co. Ltd.
a,b
864 5,696
Indian Oil Corp. Ltd. 4,588 5,864
Infosys Ltd. 15,484 262,958
Interglobe Aviation Ltd.
a,b
249 5,282
ITC Ltd. 11,765 32,775
Jsw Steel Ltd. 3,825 19,232
Kotak Mahindra Bank Ltd.
a
4,373 102,669
Larsen & Toubro Infotech Ltd.
b
132 7,171
Larsen & Toubro Ltd. 2,670 48,844
Mahindra & Mahindra Ltd. 3,661 37,614
Maruti Suzuki India Ltd. 515 50,869
Nestle India Ltd. 146 34,139
NTPC Ltd. 7,440 9,071
Oil & Natural Gas Corp. Ltd. 3,865 4,678
Pidilite Industries Ltd. 263 6,021
Power Grid Corp. of India Ltd. 11,384 28,780
Reliance Industries Ltd. 13,898 350,869
SBI Cards & Payment Services Ltd. 523 7,068
SBI Life Insurance Co. Ltd.
a,b
1,333 15,794
Shree Cement Ltd. 3 936
State Bank of India
a
5,782 22,356
Sun Pharmaceutical Industries Ltd. 4,622 37,136
Tata Consultancy Services Ltd. 4,506 192,157
Tech Mahindra Ltd. 2,722 35,868
Titan Co. Ltd. 1,826 35,546
Ultratech Cement Ltd. 438 31,981
Wipro Ltd. 6,868 39,338
2,654,715
Indonesia – 1.2%
Astra International Tbk PT 113,100 49,174
Bank Central Asia Tbk PT 69,700 167,916
Bank Mandiri (Persero) Tbk PT 105,400 49,395
Bank Negara Indonesia (Persero) Tbk PT 40,200 15,902
Bank Rakyat Indonesia (Persero) Tbk PT 301,100 89,708
Barito Pacific Tbk PT
a
179,700 11,335
Chandra Asri Petrochemical Tbk PT
a
14,900 10,806
Charoen Pokphand Indonesia Tbk PT 42,800 17,541
Gudang Garam Tbk PT
a
4,900 13,176
Indofood CBP Sukses Makmur Tbk PT 14,100 9,145
Telekomunikasi Indonesia (Persero) Tbk PT 179,200 39,723
Unilever Indonesia Tbk PT 41,300 20,385
United Tractors Tbk PT 8,800 14,332
508,538
Kuwait – 0.6%
Agility Public Warehousing Co. Ksc 7,797 19,286
Boubyan Bank Kscp 5,000 9,478
Kuwait Finance House Kscp 26,481 62,529
Mobile Telecommunications Co. Kscp 13,511 28,245
National Bank of Kuwait Sakp 40,822 117,694
237,232
Malaysia – 1.6%
Axiata Group BHD 29,700 24,465
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 94.2% (continued)
Malaysia – 1.6% (continued)
CIMB Group Holdings BHD 38,200 36,287
Dialog Group BHD 25,300 19,026
Digi.com BHD 30,600 28,689
Hap Seng Consolidated BHD 2,300 4,654
Hartalega Holdings BHD 9,500 30,221
Hong Leong Bank BHD 4,100 17,506
Hong Leong Financial Group BHD 700 2,833
IHH Healthcare BHD 20,200 25,534
IOI Corp. BHD 15,100 15,763
Kuala Lumpur Kepong BHD 2,200 12,648
Malayan Banking BHD 39,900 77,086
Maxis BHD 19,800 23,363
MISC BHD 2,000 2,949
Nestle Malaysia BHD 400 13,556
Petronas Chemicals Group BHD 19,800 32,865
Petronas Dagangan BHD 2,200 10,536
Petronas Gas BHD 6,400 25,394
PPB Group BHD 2,400 10,983
Press Metal Aluminium Holdings BHD 6,900 13,638
Public Bank BHD 101,000 104,685
RHB Bank BHD 11,500 14,508
Sime Darby BHD 17,800 9,687
Sime Darby Plantation BHD 12,900 15,477
Supermax Corp. BHD
a
7,100 11,943
Tenaga Nasional BHD 13,600 32,465
Top Glove Corp. BHD 26,300 43,850
660,611
Mexico – 1.3%
America Movil SAB de CV, Series L 144,300 97,396
Arca Continental SAB de CV 2,200 10,151
Becle SAB de CV 4,700 10,147
Cemex SAB de CV
a
83,600 48,696
Fomento Economico Mexicano SAB de CV 10,700 73,861
Grupo Bimbo SAB de CV, Series A 7,000 13,375
Grupo Elektra SAB de CV 335 22,999
Grupo Financiero Banorte SAB de CV, Class O
a
13,900 70,175
Grupo Mexico SAB de CV, Series B 19,600 85,742
Industrias Penoles SAB de CV
a
400 6,053
Infraestructura Energetica Nova SAB de CV
a
2,800 10,381
Wal-Mart de Mexico SAB de CV 29,100 83,990
532,966
Peru – 0.1%
Credicorp Ltd. 341 51,263
Philippines – 0.7%
Aboitiz Equity Ventures, Inc. 12,900 10,679
Ayala Corp. 1,590 25,465
Ayala Land, Inc. 32,900 25,799
Bank of The Philippine Islands 9,940 16,426
BDO Unibank, Inc. 10,020 20,988
Globe Telecom, Inc. 160 6,460
JG Summit Holdings, Inc. 19,162 24,233
Manila Electric Co. 790 4,289
PLDT, Inc. 395 10,788
San Miguel Corp. 2,550 6,476
San Miguel Food and Beverage, Inc. 4,820 6,812
SM Investments Corp. 3,140 64,332
SM Prime Holdings, Inc. 60,900 44,715
Universal Robina Corp. 5,010 14,068
281,530

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 94.2% (continued)
Poland – 0.6%
Allegro.Eu SA
a,b
200 3,952
CD Projekt SA
a
911 74,754
Cyfrowy Polsat SA 1,137 9,336
Dino Polska SA
a,b
268 18,936
KGHM Polska Miedz SA
a
869 44,018
Polski Koncern Naftowy ORLEN SA 1,578 23,768
Polskie Gornictwo Naftowe i Gazownictwo SA 8,796 13,343
Powszechna Kasa Oszczednosci Bank Polski SA
a
5,277 40,975
Powszechny Zaklad Ubezpieczen SA
a
200 1,604
230,686
Qatar – 0.6%
Industries Qatar QSC 13,141 43,491
Masraf Al Rayan QSC 20,421 24,622
Mesaieed Petrochemical Holding Co. 23,347 13,010
Ooredoo QPSC 5,087 11,638
Qatar Islamic Bank SAQ 7,740 35,288
Qatar National Bank QPSC 27,000 133,554
261,603
Russia – 2.4%
Gazprom PJSC 69,520 197,566
LUKOIL PJSC 2,071 148,249
MMC Norilsk Nickel PJSC 338 109,843
Novatek PJSC 6,294 106,276
Novolipetskiy Metallurgicheskiy Kombinat PAO 4,350 12,126
Polyus PJSC 202 38,551
Rosneft Oil Co. PJSC 13,520 85,151
Sberbank of Russia PJSC 60,410 206,905
Severstal PAO 697 11,660
Surgutneftegas PJSC 43,300 19,285
Tatneft PJSC 9,000 58,497
994,109
Saudi Arabia – 1.9%
Al Rajhi Bank 7,691 149,688
Almarai Co. JSC 1,105 15,909
Banque Saudi Fransi 3,115 27,946
National Commercial Bank 8,081 92,859
Riyad Bank 7,950 45,232
Samba Financial Group 6,678 53,680
Saudi Arabian Mining Co.
a
2,085 23,403
Saudi Arabian Oil Co.
b
10,947 101,422
Saudi Basic Industries Corp. 4,886 133,654
Saudi British Bank (The) 1,992 14,233
Saudi Electricity Co. 3,502 20,728
Saudi Telecom Co. 3,812 115,049
793,803
South Africa – 2.9%
Anglo American Platinum Ltd. 301 30,350
Bid Corp. Ltd. 2,121 35,588
Capitec Bank Holdings Ltd.
a
509 46,904
Firstrand Ltd. 30,944 98,223
Gold Fields Ltd. 5,229 51,708
Impala Platinum Holdings Ltd. 4,885 67,236
Kumba Iron Ore Ltd. 288 11,637
MTN Group Ltd. 10,202 42,428
Naspers Ltd., Class N 2,517 581,573
Northam Platinum Ltd.
a
1,828 23,068
Sanlam Ltd. 11,963 45,825
Shoprite Holdings Ltd. 2,252 20,963
Sibanye Stillwater Ltd. 15,100 59,136
Standard Bank Group Ltd. 7,781 65,081
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 94.2% (continued)
South Africa – 2.9% (continued)
Vodacom Group Ltd. 3,936 32,364
1,212,084
South Korea – 13.5%
Amorepacific Corp.
a
153 30,501
Big Hit Entertainment Co. Ltd.
a
72 13,163
Celltrion Healthcare Co. Ltd.
a
492 63,204
Celltrion, Inc.
a
569 164,810
Cj Cheiljedang Corp.
a
63 23,992
Coway Co. Ltd.
a
411 25,609
Hana Financial Group, Inc. 1,832 53,473
Hanjin Kal Corp.
a
50 2,727
Hanon Systems 1,214 18,124
Hanwha Solutions Corp.
a
722 32,143
Hanwha Solutions Corp. 90 394
HLB, Inc.
a
277 22,287
Hyundai Glovis Co. Ltd. 106 18,005
Hyundai Mobis Co. Ltd.
a
388 110,129
Hyundai Motor Co. 797 163,162
Industrial Bank of Korea
a
2,488 17,416
Kakao Corp.
a
342 134,831
Kangwon Land, Inc.
a
295 6,211
KB Financial Group, Inc.
a
2,277 82,034
KIA Motors Corp. 1,578 116,382
Korea Electric Power Corp.
a
1,333 27,230
Korea Shipbuilding & Offshore Engineering Co.
Ltd.
a
309 25,966
Korea Zinc Co. Ltd.
a
64 23,229
KT&G Corp.
a
697 49,973
LG Chem Ltd. 284 232,816
LG Corp.
a
824 73,001
LG Display Co. Ltd.
a
1,280 24,888
LG Electronics, Inc. 637 87,128
LG Household & Health Care Ltd. 51 70,988
LG Uplus Corp. 332 3,547
Lotte Chemical Corp.
a
80 18,666
Mirae Asset Daewoo Co. Ltd.
a
2,900 24,629
NAVER Corp. 823 252,359
NCSoft Corp.
a
97 82,640
Netmarble Corp.
a,b
132 15,518
POSCO 477 104,688
Samsung Biologics Co. Ltd.
a,b
92 65,221
Samsung C&T Corp. 583 67,754
Samsung Electro-Mechanics Co. Ltd. 360 65,653
Samsung Electronics Co. Ltd. 29,259 2,144,858
Samsung Fire & Marine Insurance Co. Ltd. 203 30,488
Samsung Life Insurance Co. Ltd. 423 26,697
Samsung SDI Co. Ltd. 343 225,069
Samsung SDS Co. Ltd. 214 37,401
Seegene, Inc. 46 6,785
Shin Poong Pharmaceutical Co. Ltd.
a
20 1,448
Shinhan Financial Group Co. Ltd.
a
2,929 80,256
SK Biopharmaceuticals Co. Ltd.
a
34 4,407
SK Holdings Co. Ltd. 204 56,717
SK Hynix, Inc. 3,138 343,648
SK Innovation Co. Ltd.
a
351 87,860
SK Telecom Co. Ltd. 234 51,042
S-Oil Corp.
a
228 13,901
Woori Financial Group, Inc.
a
3,520 27,692
5,552,760
Taiwan – 12.6%
Accton Technology Corp. 3,000 28,872

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 94.2% (continued)
Taiwan – 12.6% (continued)
Advantech Co. Ltd. 3,299 40,763
ASE Technology Holding Co. Ltd. 18,000 59,138
Asia Cement Corp. 14,000 19,998
Asustek Computer, Inc. 5,000 51,156
Catcher Technology Co. Ltd. 5,000 35,354
Cathay Financial Holding Co. Ltd. 55,000 78,368
Chailease Holding Co. Ltd. 7,280 40,296
Chang Hwa Commercial Bank Ltd. 32,600 19,267
Cheng Shin Rubber Industry Co. Ltd. 14,000 19,973
China Development Financial Holding Corp. 81,000 25,802
China Steel Corp. 78,000 63,926
Chunghwa Telecom Co. Ltd. 21,000 80,993
CTBC Financial Holding Co. Ltd. 110,000 74,636
Delta Electronics, Inc. 12,000 121,061
E.Sun Financial Holding Co. Ltd. 71,817 60,526
Far Eastern New Century Corp. 22,000 20,427
Far Eastone Telecommunications Co. Ltd. 8,000 17,141
Feng Tay Enterprise Co. Ltd. 3,600 23,141
First Financial Holding Co. Ltd. 57,950 41,803
Formosa Chemicals & Fibre Corp. 23,000 63,573
Formosa Petrochemical Corp. 9,000 28,637
Formosa Plastics Corp. 25,000 77,672
Fubon Financial Holding Co. Ltd. 42,000 68,319
Globalwafers Co. Ltd. 1,000 22,141
Hon Hai Precision Industry Co. Ltd. 76,000 302,616
Hotai Motor Co. Ltd. 2,000 40,496
Hua Nan Financial Holdings Co. Ltd. 86,417 52,926
Lite-On Technology Corp. 15,000 29,408
MediaTek, Inc. 9,000 281,225
Mega Financial Holding Co. Ltd. 66,000 66,348
Nan Ya Plastics Corp. 27,000 63,251
Nanya Technology Corp. 8,000 22,827
Novatek Microelectronics Corp. 4,000 56,281
Pegatron Corp. 12,000 33,597
President Chain Store Corp. 3,000 28,605
Quanta Computer, Inc. 18,000 51,874
Realtek Semiconductor Corp. 3,000 48,371
Shanghai Commercial & Savings Bank Ltd. (The) 21,000 28,047
SinoPac Financial Holdings Co. Ltd. 85,000 33,238
Taishin Financial Holding Co. Ltd. 76,341 34,078
Taiwan Cement Corp. 39,200 56,205
Taiwan Cooperative Financial Holding Co. Ltd. 65,740 44,957
Taiwan High Speed Rail Corp. 12,000 12,385
Taiwan Mobile Co. Ltd. 10,000 34,354
Taiwan Semiconductor Manufacturing Co. Ltd. 109,000 2,300,473
Uni-President Enterprises Corp. 34,000 82,564
United Microelectronics Corp. 68,000 121,418
Vanguard International Semiconductor Corp. 5,000 19,998
Win Semiconductors Corp. 2,000 29,569
Wiwynn Corp. 1,000 29,497
Yageo Corp. 2,000 40,996
Yuanta Financial Holding Co. Ltd. 68,640 48,779
Zhen Ding Technology Holding Ltd. 3,000 12,213
5,189,579
Tanzania – 0.2%
AngloGold Ashanti Ltd. 2,478 59,536
Thailand – 1.4%
Advanced INFO Service PCL, NVDR 5,100 29,308
Airports of Thailand PCL, NVDR 22,600 44,928
Bangkok Bank PCL, NVDR 4,100 15,548
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 94.2% (continued)
Thailand – 1.4% (continued)
Bangkok Dusit Medical Services PCL, NVDR 19,100 13,210
Bangkok Expressway & Metro PCL, NVDR 15,500 4,221
Bank of Ayudhya PCL, NVDR 14,900 14,810
Central Pattana PCL, NVDR 7,500 12,279
Central Retail Corp. PCL, NVDR
a
17,700 18,185
Charoen Pokphand Foods PCL, NVDR 23,800 21,669
CP ALL PCL, NVDR
a
25,400 48,585
Delta Electronics Thailand PCL, NVDR 2,500 44,103
Energy Absolute PCL, NVDR 12,000 26,061
Global Power Synergy PCL, NVDR 3,000 7,843
Gulf Energy Development PCL, NVDR 32,820 36,735
Home Product Center PCL, NVDR 25,000 11,443
Indorama Ventures PCL, NVDR 13,900 16,255
Intouch Holdings PCL, NVDR 9,000 16,839
Kasikornbank PCL, NVDR 6,600 28,005
PTT Exploration & Production PCL, NVDR 6,500 22,478
PTT Global Chemical PCL, NVDR 7,000 13,799
PTT PCL, NVDR 49,400 62,307
Scg Packaging PCL, NVDR
a
2,000 3,091
Siam Cement PCL (The), NVDR 3,400 42,940
Siam Commercial Bank PCL (The), NVDR 10,000 31,490
586,132
Turkey – 0.2%
Aselsan Elektronik Sanayi ve Ticaret AS 3,722 8,823
BIM Birlesik Magazalar AS 2,602 25,651
Enka Insaat ve Sanayi AS 12,338 13,152
Eregli Demir ve Celik Fabrikalari TAS 5,966 11,730
Ford Otomotiv Sanayi AS 370 7,295
KOC Holding AS 6,953 19,244
85,895
United Arab Emirates – 0.6%
Abu Dhabi Commercial Bank PJSC 17,599 30,856
Abu Dhabi National Oil Co. For Distribution Pjsc 7,530 7,933
Emirates NBD Bank PJSC 10,220 32,832
Emirates Telecommunications Group Co. PJSC 8,663 46,886
First Abu Dhabi Bank PJSC 25,019 102,306
International Holdings Co. PJSC
a
2,205 27,614
248,427
United States – 0.1%
JBS SA 5,700 25,223
Total Common Stocks (cost $27,444,412) 38,800,965
Preferred Stocks – 2.4%
Brazil – 1.1%
Banco Bradesco SA, 2.45% 25,500 115,129
Centrais Eletricas Brasileiras SA, Class B, 5.53% 900 4,723
Itau Unibanco Holding SA, 4.39% 27,600 143,415
Itausa - Investimentos Itau SA, 3.41% 26,500 51,546
Lojas Americanas SA, 0.72% 8,200 36,136
Petroleo Brasileiro SA, 0.00% 23,800 116,826
467,775
Chile – 0.1%
Sociedad Quimica y Minera de Chile SA, Class B,
1.65% 780 39,571
Colombia – 0.1%
Bancolombia SA, 5.09% 1,896 16,828
Russia – 0.1%
Sberbank of Russia PJSC, 7.76% 4,890 15,438
Surgutneftegas PJSC, 2.38% 65,000 34,434

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Preferred Stocks – 2.4% (continued)
Russia – 0.1% (continued)
Tatneft PJSC, Series 3, 2.34% 1,085 6,577
56,449
South Korea – 1.0%
Amorepacific Corp., 1.27%
a
126 9,146
Hyundai Motor Co., 2.48% 229 23,133
Hyundai Motor Co., 2.78% 160 14,733
Hyundai Motor Co., 2.85% 35 3,129
LG Chem Ltd., 2.02% 40 16,717
LG Electronics, Inc., 1.51% 102 7,195
LG Household & Health Care Ltd., 1.54% 16 10,012
Samsung Electro-Mechanics Co. Ltd., 1.04% 16 1,974
Samsung Electronics Co. Ltd., 4.03% 5,000 326,748
Samsung Fire & Marine Insurance Co. Ltd.,
6.52% 24 2,843
Samsung Sdi Co. Ltd., 0.19% 10 4,801
420,431
Total Preferred Stocks (cost $672,899) 1,001,054
Exchange-Traded Funds – 2.9%
United States – 2.9%
iShares MSCI India ETF
c
(cost $805,850) 30,340 1,187,507
Principal
Amount ($)
Short-Term Investments – 0.0%
U.S. Treasury Securities – 0.0%
U.S. Treasury Bills, 0.06%, 2/25/2021
d,e
(cost $10,000) 10,000 10,000
Shares
Investment Companies – 0.3%
Registered Investment Companies – 0.3%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
f,g
(cost $105,484) 105,484 105,484
Investment of Cash Collateral for Securities Loaned – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
f,g
(cost $46,775) 46,775 46,775
Total Investments (cost $29,085,420) 99.9% 41,151,785
Cash and Receivables (Net) 0.1% 47,348
Net Assets 100.0% 41,199,133
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
NVDR—Non-Voting Depositary Receipt
a
Non-income producing security.
b
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, these securities were valued at $1,427,127 or 3.46% of net assets.
c
Security, or portion thereof, on loan. At January 31, 2021, the value of the fund’s securities on loan was $1,441,731 and the value of the collateral was $1,474,720, consisting of cash collateral of
$46,775 and U.S. Government & Agency securities valued at $1,427,945.
d
Held by a counterparty for open exchange traded derivative contracts.
e
Security is a discount security. Income is recognized through the accretion of discount.
f
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
g
The rate shown is the 1-day yield as of January 31, 2021.

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statements of Investments
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
MSCI Emerging Markets Index 2 3/19/2021 134,826 132,610 (2,216)

STATEMENT OF INVESTMENTS
January 31, 2021 (Unaudited)
BNY Mellon Core Bond ETF
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 0.3%
Ally Auto Receivables Trust, Series 2019-2, Class
A3, 2.23%, 1/16/2024 25,000 25,363
Capital One Multi-Asset Execution Trust, Series
2019-A1, Class A1, 2.84%, 12/15/2024 50,000 51,371
Carmax Auto Owner Trust, Series 2018-4, Class
A3, 3.36%, 9/15/2023 39,989 40,832
Discover Card Execution Note Trust, Series
2019-A1, Class A1, 3.04%, 7/15/2024 30,000 30,806
Hyundai Auto Receivables Trust, Series 2020-B,
Class A3, 0.48%, 12/16/2024 10,000 10,041
Nissan Auto Receivables 2020-A Owner Trust,
Series 2020-A, Class A3, 1.38%, 12/16/2024 25,000 25,450
Total Asset-Backed Securities (cost
$184,062) 183,863
Commercial Mortgage-Backed Securities – 1.3%
Bank Trust
Series 2019-BN21, Class A5, 2.85%,
10/17/2052 50,000 54,770
Series 2019-BN18, Class A4, 3.58%,
5/15/2062 45,000 51,759
Barclays Commercial Mortgage Trust, Series
2019-C4, Class A5, 2.92%, 8/15/2052 25,000 27,463
Benchmark 2020-Ig1 Mortgage Trust, Series
2020-IG1, Class AS, 2.91%, 9/15/2043 50,000 54,639
COMM Mortgage Trust, Series 2015-LC23, Class
A4, 3.77%, 10/10/2048 50,000 55,941
CSAIL Commercial Mortgage Trust, Series 2018-
CX11, Class A4, 3.77%, 4/15/2051 50,000 56,750
GS Mortgage Securities Trust
Series 2017-GS8, Class A3, 3.21%,
11/10/2050 80,000 88,527
Series 2017-GS8, Class A4, 3.47%,
11/10/2050 25,000 28,277
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2014-C17, Class A5, 3.74%,
8/15/2047 35,000 38,315
UBS Commercial Mortgage Trust, Series 2018-
C8, Class A3, 3.72%, 2/15/2051 30,000 34,089
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class A4, 3.54%, 5/15/2048 60,000 66,538
Series 2016-NXS5, Class A5, 3.37%,
1/15/2059 50,000 55,447
WFRBS Commercial Mortgage Trust
Series 2013-C14, Class A4, 3.07%, 6/15/2046 39,000 41,041
Series 2014-C24, Class A5, 3.61%,
11/15/2047 30,000 32,848
Series 2014-C22, Class A5, 3.75%, 9/15/2057 10,000 11,030
Total Commercial Mortgage-Backed
Securities (cost $682,309) 697,434
Corporate Bonds – 27.6%
Basic Materials – 0.8%
Air Products And Chemicals, Inc.
2.05%, 5/15/2030 10,000 10,415
2.80%, 5/15/2050 10,000 10,384
Dow Chemical Co. (The), 4.38%, 11/15/2042 20,000 23,882
DuPont de Nemours, Inc., 4.49%, 11/15/2025 15,000 17,417
Ecolab, Inc.
4.80%, 3/24/2030 5,000 6,284
1.30%, 1/30/2031 20,000 19,377
2.13%, 8/15/2050 10,000 8,986
Huntsman International LLC, 4.50%, 5/01/2029 10,000 11,517
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.6% (continued)
Basic Materials – 0.8% (continued)
Kinross Gold Corp., 5.95%, 3/15/2024 12,000 13,674
LYB International Finance III LLC
3.38%, 10/01/2040 20,000 20,690
3.80%, 10/01/2060 10,000 10,373
LyondellBasell Industries NV, 4.63%, 2/26/2055 10,000 11,861
Mosaic Co. (The)
4.25%, 11/15/2023 10,000 10,878
4.88%, 11/15/2041 10,000 11,553
Newmont Corp., 4.88%, 3/15/2042 15,000 19,805
Nucor Corp., 4.13%, 9/15/2022 25,000 26,261
Nutrien Ltd., 4.20%, 4/01/2029 20,000 23,655
Southern Copper Corp.
3.88%, 4/23/2025 30,000 33,203
5.88%, 4/23/2045
a
20,000 28,699
Suzano Austria GMBH, 5.00%, 1/15/2030 20,000 22,600
Vale Overseas Ltd.
6.25%, 8/10/2026 70,000 85,967
6.88%, 11/10/2039 5,000 7,261
434,742
Communications – 2.9%
Alphabet, Inc.
1.10%, 8/15/2030 10,000 9,665
2.25%, 8/15/2060 10,000 9,118
Amazon.com, Inc.
2.50%, 11/29/2022 25,000 25,887
1.50%, 6/03/2030 25,000 24,952
4.05%, 8/22/2047 35,000 44,393
2.70%, 6/03/2060 10,000 10,100
America Movil SAB de CV
2.88%, 5/07/2030 50,000 53,716
6.13%, 3/30/2040 20,000 28,886
AT&T, Inc.
3.40%, 5/15/2025 10,000 11,043
4.13%, 2/17/2026 25,000 28,741
4.30%, 2/15/2030 25,000 29,330
4.85%, 3/01/2039 25,000 30,176
3.50%, 6/01/2041 50,000 51,510
3.50%, 9/15/2053
b
24,000 23,137
3.80%, 12/01/2057
b
15,000 14,985
Baidu, Inc.
3.88%, 9/29/2023 20,000 21,445
3.08%, 4/07/2025 20,000 21,287
4.13%, 6/30/2025 20,000 22,242
Charter Communications Operating LLC /
Charter Communications Operating Capital
4.50%, 2/01/2024 25,000 27,654
4.91%, 7/23/2025 10,000 11,524
4.80%, 3/01/2050 10,000 11,385
3.70%, 4/01/2051 15,000 14,778
Cisco Systems, Inc., 2.95%, 2/28/2026 25,000 27,702
Comcast Corp.
4.15%, 10/15/2028 25,000 29,644
4.60%, 10/15/2038 25,000 31,952
3.25%, 11/01/2039 50,000 54,500
3.75%, 4/01/2040 40,000 46,474
2.80%, 1/15/2051 20,000 19,825
4.95%, 10/15/2058 15,000 21,327
Corning, Inc., 4.38%, 11/15/2057 35,000 41,761

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.6% (continued)
Communications – 2.9% (continued)
Deutsche Telekom International Finance BV,
8.75%, 6/15/2030 10,000 15,579
Discovery Communications LLC
3.95%, 3/20/2028 25,000 28,453
4.00%, 9/15/2055
b
24,000 25,746
Fox Corp.
4.71%, 1/25/2029 10,000 11,996
3.50%, 4/08/2030
a
10,000 11,257
Grupo Televisa Sab, 5.00%, 5/13/2045 45,000 52,910
Juniper Networks, Inc., 1.20%, 12/10/2025 10,000 10,086
Motorola Solutions, Inc., 5.50%, 9/01/2044 37,000 46,466
Rogers Communications, Inc., 2.90%,
11/15/2026 35,000 38,619
TD Ameritrade Holding Corp.
2.95%, 4/01/2022 10,000 10,265
2.75%, 10/01/2029 50,000 54,266
Telefonica Emisiones SA, 7.05%, 6/20/2036 20,000 29,416
Time Warner Cable LLC, 7.30%, 7/01/2038 10,000 14,551
T-Mobile USA, Inc.
1.50%, 2/15/2026
b
20,000 20,281
3.75%, 4/15/2027
b
10,000 11,250
2.05%, 2/15/2028
b
30,000 30,728
3.88%, 4/15/2030
b
10,000 11,301
2.55%, 2/15/2031
b
45,000 46,093
4.50%, 4/15/2050
b
10,000 11,803
TWDC Enterprises 18 Corp.
2.55%, 2/15/2022 10,000 10,231
4.13%, 6/01/2044 30,000 36,456
Verizon Communications, Inc.
2.63%, 8/15/2026 30,000 32,607
1.75%, 1/20/2031 5,000 4,913
2.65%, 11/20/2040 20,000 19,467
3.85%, 11/01/2042 20,000 22,800
2.99%, 10/30/2056
b
23,000 22,084
3.00%, 11/20/2060 10,000 9,550
ViacomCBS , Inc.
4.38%, 3/15/2043 20,000 23,191
4.95%, 5/19/2050
a
10,000 12,650
Vodafone Group PLC
4.38%, 5/30/2028 25,000 29,736
5.25%, 5/30/2048 10,000 13,385
Walt Disney Co. (The), 2.65%, 1/13/2031 50,000 53,946
Weibo Corp., 3.50%, 7/05/2024 20,000 20,989
1,592,210
Consumer, Cyclical – 1.9%
American Honda Finance Corp.
0.40%, 10/21/2022 20,000 20,025
1.20%, 7/08/2025 20,000 20,356
Aptiv Corp., 4.15%, 3/15/2024 15,000 16,493
AutoNation, Inc., 4.75%, 6/01/2030 25,000 30,078
AutoZone, Inc., 3.25%, 4/15/2025 15,000 16,373
Continental Airlines Pass-Through Trust, Series
2012-1, Class A, 4.15%, 4/11/2024 15,771 16,076
D.R. Horton, Inc., 5.75%, 8/15/2023 30,000 33,467
Delta Air Lines Pass Through Trust, Series 2019-
1, Class AA, 3.20%, 4/25/2024 50,000 51,517
Dollar General Corp., 3.50%, 4/03/2030 10,000 11,336
General Motors Co., 6.60%, 4/01/2036 15,000 20,709
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.6% (continued)
Consumer, Cyclical – 1.9% (continued)
General Motors Financial Co., Inc.
5.20%, 3/20/2023 50,000 54,674
3.70%, 5/09/2023 20,000 21,190
1.70%, 8/18/2023 10,000 10,233
4.35%, 1/17/2027 20,000 22,925
Hasbro, Inc., 2.60%, 11/19/2022 15,000 15,533
Home Depot, Inc. (The)
3.35%, 9/15/2025 25,000 27,990
3.50%, 9/15/2056 25,000 29,266
Hyatt Hotels Corp., 4.38%, 9/15/2028 25,000 27,472
Jetblue Pass-Through Trust, Series 2020-1, Class
A, 4.00%, 11/15/2032 40,000 43,594
Las Vegas Sands Corp., 3.20%, 8/08/2024 15,000 15,772
Lowe's Cos., Inc.
4.05%, 5/03/2047 10,000 11,922
3.00%, 10/15/2050 10,000 10,201
Magna International, Inc., 2.45%, 6/15/2030 10,000 10,531
McDonald's Corp.
2.63%, 9/01/2029 20,000 21,497
4.88%, 12/09/2045 15,000 19,709
Mohawk Industries, Inc., 3.63%, 5/15/2030 10,000 11,161
Nike, Inc., 3.25%, 3/27/2040 25,000 28,256
O'Reilly Automotive, Inc., 1.75%, 3/15/2031 20,000 19,717
Southwest Airlines Co.
5.25%, 5/04/2025 20,000 22,965
2.63%, 2/10/2030 5,000 5,073
Starbucks Corp., 4.50%, 11/15/2048 10,000 12,673
Target Corp., 2.50%, 4/15/2026 75,000 81,972
Toyota Motor Credit Corp.
0.35%, 10/14/2022 70,000 70,075
1.15%, 8/13/2027 20,000 19,995
Walgreens Boots Alliance, Inc., 4.50%,
11/18/2034 30,000 34,858
Walmart, Inc.
3.40%, 6/26/2023 50,000 53,612
3.25%, 7/08/2029 15,000 17,147
2.38%, 9/24/2029 50,000 54,031
3.95%, 6/28/2038 10,000 12,306
4.05%, 6/29/2048 10,000 12,839
1,035,619
Consumer, Non-cyclical – 4.8%
Abbott Laboratories
3.40%, 11/30/2023 20,000 21,612
4.90%, 11/30/2046 20,000 28,300
AbbVie, Inc.
3.20%, 11/21/2029 20,000 22,134
4.05%, 11/21/2039 60,000 70,405
4.40%, 11/06/2042 30,000 36,797
Advocate Health & Hospitals Corp., Series 2020,
2.21%, 6/15/2030 15,000 15,443
Aetna, Inc., 2.75%, 11/15/2022 10,000 10,360
Altria Group, Inc.
4.40%, 2/14/2026 10,000 11,522
5.80%, 2/14/2039 15,000 19,370
4.50%, 5/02/2043 15,000 16,909
4.45%, 5/06/2050 15,000 17,185

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.6% (continued)
Consumer, Non-cyclical – 4.8% (continued)
Amgen, Inc.
4.56%, 6/15/2048 20,000 25,791
2.77%, 9/01/2053
b
10,000 9,698
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide, Inc.
3.65%, 2/01/2026 50,000 56,080
4.90%, 2/01/2046 15,000 18,744
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/01/2030 10,000 11,406
4.38%, 4/15/2038 25,000 29,850
3.75%, 7/15/2042 20,000 22,000
5.80%, 1/23/2059 20,000 28,954
Anthem, Inc.
2.25%, 5/15/2030 10,000 10,304
6.38%, 6/15/2037 10,000 14,358
4.38%, 12/01/2047 10,000 12,573
Ascension Health, 3.95%, 11/15/2046 25,000 31,577
Banner Health, 2.34%, 1/01/2030 25,000 26,255
BAT Capital Corp.
3.22%, 9/06/2026 10,000 10,905
4.39%, 8/15/2037 20,000 22,087
BAT International Finance PLC, 1.67%,
3/25/2026 30,000 30,472
Becton Dickinson And Co.
3.73%, 12/15/2024 10,000 11,053
3.70%, 6/06/2027 10,000 11,444
3.79%, 5/20/2050 20,000 23,034
Boston Scientific Corp.
1.90%, 6/01/2025 10,000 10,430
2.65%, 6/01/2030 25,000 26,469
Bristol-Myers Squibb Co.
2.60%, 5/16/2022 40,000 41,196
3.63%, 5/15/2024 25,000 27,398
3.90%, 2/20/2028 10,000 11,727
1.45%, 11/13/2030 10,000 9,834
2.35%, 11/13/2040 20,000 19,818
4.55%, 2/20/2048 15,000 19,731
2.55%, 11/13/2050 20,000 19,459
Campbell Soup Co.
2.38%, 4/24/2030 19,000 19,749
3.13%, 4/24/2050 15,000 15,310
Cigna Corp.
4.13%, 11/15/2025 30,000 34,370
4.50%, 2/25/2026 5,000 5,820
Clorox Co. (The), 3.50%, 12/15/2024 10,000 11,061
Coca-Cola Co. (The)
1.45%, 6/01/2027 25,000 25,597
1.00%, 3/15/2028 20,000 19,713
2.50%, 3/15/2051 20,000 19,381
Coca-Cola Femsa SAB de CV, 2.75%, 1/22/2030 50,000 53,358
Colgate-Palmolive Co., 3.70%, 8/01/2047 20,000 25,136
CommonSpirit Health, 3.35%, 10/01/2029 10,000 11,079
Community Health Network, Inc., Series 20-A,
3.10%, 5/01/2050 15,000 15,280
Conagra Brands, Inc., 3.20%, 1/25/2023 6,000 6,292
Constellation Brands, Inc.
4.65%, 11/15/2028 10,000 12,086
3.75%, 5/01/2050 15,000 17,070
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.6% (continued)
Consumer, Non-cyclical – 4.8% (continued)
CVS Health Corp.
3.00%, 8/15/2026 10,000 11,002
3.63%, 4/01/2027 10,000 11,322
1.30%, 8/21/2027 20,000 20,052
4.30%, 3/25/2028 10,000 11,755
3.75%, 4/01/2030 15,000 17,206
5.05%, 3/25/2048 40,000 52,338
Eli Lilly & Co., 3.95%, 3/15/2049 15,000 18,801
Emory University, Series 2020, 2.14%,
9/01/2030 15,000 15,616
Equifax, Inc., 2.60%, 12/15/2025 15,000 16,107
Fomento Economico Mexicano SAB de CV,
3.50%, 1/16/2050 20,000 21,566
General Mills, Inc.
4.20%, 4/17/2028 25,000 29,560
2.88%, 4/15/2030 10,000 10,886
George Washington University (The), Series
2014, 4.30%, 9/15/2044 20,000 24,824
Georgetown University (The), Series B, 4.32%,
4/01/2049 20,000 25,301
Gilead Sciences, Inc.
3.50%, 2/01/2025 50,000 55,137
2.95%, 3/01/2027 25,000 27,530
1.65%, 10/01/2030 25,000 24,643
2.80%, 10/01/2050 25,000 24,225
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/2038 20,000 30,932
HCA, Inc.
5.00%, 3/15/2024 10,000 11,259
5.25%, 4/15/2025 10,000 11,658
5.25%, 6/15/2049 5,000 6,382
Humana, Inc., 3.85%, 10/01/2024 30,000 33,162
Johnson & Johnson
2.63%, 1/15/2025 25,000 26,958
0.55%, 9/01/2025 10,000 9,991
1.30%, 9/01/2030 25,000 24,694
Keurig Dr Pepper, Inc.
4.06%, 5/25/2023 15,000 16,210
4.60%, 5/25/2028 20,000 24,104
3.80%, 5/01/2050 10,000 11,468
Kroger Co. (The), 3.40%, 4/15/2022 10,000 10,291
Laboratory Corp. of America Holdings, 3.60%,
2/01/2025 10,000 11,009
Mass General Brigham, Inc., Series 2020, 3.19%,
7/01/2049 25,000 26,567
Massachusetts Institute of Technology, 3.96%,
7/01/2038 25,000 31,633
McCormick & Co., Inc., 3.15%, 8/15/2024 10,000 10,838
McKesson Corp., 0.90%, 12/03/2025 20,000 19,968
Mead Johnson Nutrition Co., 5.90%, 11/01/2039 20,000 29,064
Merck & Co., Inc.
2.90%, 3/07/2024 20,000 21,512
3.90%, 3/07/2039 10,000 12,216
4.15%, 5/18/2043 15,000 19,004
Mondelez International, Inc., 2.13%, 4/13/2023 15,000 15,543
Mount Sinai Hospitals Group, Inc.
Series 2017, 3.98%, 7/01/2048 20,000 22,562
Series 2019, 3.74%, 7/01/2049 25,000 27,815

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.6% (continued)
Consumer, Non-cyclical – 4.8% (continued)
Mylan, Inc.
4.20%, 11/29/2023 25,000 27,259
4.55%, 4/15/2028 10,000 11,825
New York And Presbyterian Hospital (The),
Series 2019, 3.95%, 8/01/2119 10,000 11,536
Novartis Capital Corp., 4.40%, 5/06/2044 20,000 26,478
PepsiCo, Inc.
2.75%, 3/01/2023 11,000 11,560
3.50%, 3/19/2040 20,000 23,282
2.88%, 10/15/2049 20,000 21,089
Pfizer, Inc.
4.00%, 12/15/2036 20,000 24,837
2.55%, 5/28/2040 25,000 25,651
Philip Morris International, Inc., 4.25%,
11/10/2044 15,000 18,076
Procter & Gamble Co. (The), 3.00%, 3/25/2030 20,000 22,630
S&P Global, Inc., 1.25%, 8/15/2030 10,000 9,697
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/2026 25,000 27,738
Stryker Corp., 3.38%, 11/01/2025 10,000 11,127
SYSCO Corp.
4.85%, 10/01/2045 15,000 18,376
3.30%, 2/15/2050 20,000 20,192
Takeda Pharmaceutical Co. Ltd., 4.40%,
11/26/2023 50,000 55,232
Thermo Fisher Scientific, Inc., 2.95%,
9/19/2026 10,000 11,031
Trustees of The University of Pennsylvania
(The), 3.61%, 2/15/2119 25,000 27,652
UnitedHealth Group, Inc.
2.88%, 8/15/2029 25,000 27,679
4.25%, 6/15/2048 10,000 12,727
4.45%, 12/15/2048 10,000 13,102
3.88%, 8/15/2059 15,000 18,371
Utah Acquisition Sub, Inc., 3.95%, 6/15/2026 10,000 11,374
Viatris , Inc., 4.00%, 6/22/2050
b
10,000 11,144
William Marsh Rice University, 3.57%,
5/15/2045 15,000 18,298
Wyeth LLC, 6.50%, 2/01/2034 25,000 37,999
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023 10,000 10,635
3.05%, 1/15/2026 15,000 16,459
Zoetis, Inc., 3.90%, 8/20/2028 40,000 46,362
2,666,115
Energy – 2.5%
Boardwalk Pipelines LP, 3.40%, 2/15/2031 15,000 15,590
BP Capital Markets America, Inc.
3.79%, 2/06/2024 10,000 10,920
3.12%, 5/04/2026 50,000 55,032
3.59%, 4/14/2027 30,000 34,009
3.63%, 4/06/2030 10,000 11,362
1.75%, 8/10/2030 10,000 9,862
2.94%, 6/04/2051 10,000 9,672
BP Capital Markets PLC, 3.51%, 3/17/2025 35,000 38,780
Canadian Natural Resources Ltd., 7.20%,
1/15/2032 15,000 20,682
Cenovus Energy, Inc., 6.75%, 11/15/2039 5,000 6,482
Cheniere Corpus Christi Holdings LLC, 5.88%,
3/31/2025 10,000 11,589
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.6% (continued)
Energy – 2.5% (continued)
Chevron Corp., 2.36%, 12/05/2022 25,000 25,822
Chevron USA, Inc.
0.43%, 8/11/2023 10,000 10,019
2.34%, 8/12/2050 15,000 13,695
Cimarex Energy Co., 4.38%, 3/15/2029 10,000 11,314
CNOOC Petroleum North America Ulc , 6.40%,
5/15/2037 20,000 26,510
ConocoPhillips Co., 4.95%, 3/15/2026 20,000 23,834
Diamondback Energy, Inc., 3.25%, 12/01/2026 15,000 16,082
Ecopetrol SA
5.88%, 9/18/2023 40,000 44,475
5.88%, 5/28/2045 11,000 12,488
Energy Transfer Operating LP
3.75%, 5/15/2030 25,000 26,300
6.25%, 4/15/2049 20,000 23,644
Enterprise Products Operating LLC
4.45%, 2/15/2043 25,000 29,245
4.85%, 3/15/2044 30,000 36,492
3.95%, 1/31/2060 10,000 10,737
Equinor ASA
2.65%, 1/15/2024 10,000 10,618
3.70%, 3/01/2024 15,000 16,488
3.25%, 11/10/2024 25,000 27,436
3.00%, 4/06/2027 50,000 55,150
Exxon Mobil Corp.
2.73%, 3/01/2023 25,000 26,131
3.10%, 8/16/2049 10,000 10,195
4.33%, 3/19/2050 10,000 12,365
Halliburton Co., 3.50%, 8/01/2023 15,000 15,972
Hess Corp.
3.50%, 7/15/2024 10,000 10,571
6.00%, 1/15/2040 50,000 60,986
HollyFrontier Corp.
2.63%, 10/01/2023 50,000 51,309
4.50%, 10/01/2030 50,000 52,570
Kinder Morgan Energy Partners LP, 5.00%,
8/15/2042 25,000 28,856
Kinder Morgan, Inc.
4.30%, 3/01/2028 25,000 28,951
3.25%, 8/01/2050 10,000 9,395
Marathon Petroleum Corp.
6.50%, 3/01/2041 10,000 13,480
4.50%, 4/01/2048 10,000 11,133
MPLX LP
1.75%, 3/01/2026 15,000 15,293
4.90%, 4/15/2058 10,000 11,212
NOV, Inc., 3.60%, 12/01/2029 10,000 10,365
ONEOK Partners LP, 6.20%, 9/15/2043 15,000 18,104
ONEOK, Inc., 4.35%, 3/15/2029 25,000 28,100
Phillips 66
3.90%, 3/15/2028 20,000 22,782
2.15%, 12/15/2030 5,000 4,935
Sabine Pass Liquefaction LLC, 5.00%,
3/15/2027 15,000 17,729
Shell International Finance BV
4.38%, 5/11/2045 10,000 12,471
3.75%, 9/12/2046 35,000 40,198
3.13%, 11/07/2049 10,000 10,502

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.6% (continued)
Energy – 2.5% (continued)
Spectra Energy Partners LP, 4.50%, 3/15/2045 20,000 22,883
Texas Eastern Transmission LP, 7.00%,
7/15/2032 25,000 34,846
Total Capital International SA
2.43%, 1/10/2025 10,000 10,631
3.46%, 2/19/2029 10,000 11,326
TransCanada PipeLines Ltd., 4.88%, 1/15/2026 25,000 29,441
Transcontinental Gas Pipe Line Co. LLC, 3.25%,
5/15/2030 15,000 16,497
Valero Energy Corp., 4.00%, 4/01/2029 20,000 22,186
Williams Cos., Inc. (The)
6.30%, 4/15/2040 20,000 26,151
5.75%, 6/24/2044 15,000 18,869
1,360,764
Financial – 8.4%
Air Lease Corp.
0.70%, 2/15/2024 20,000 19,857
3.00%, 2/01/2030 25,000 25,494
Aircastle Ltd., 5.00%, 4/01/2023 15,000 16,113
Alleghany Corp., 3.63%, 5/15/2030 50,000 56,427
Ally Financial, Inc.
3.88%, 5/21/2024 25,000 27,320
8.00%, 11/01/2031 60,000 86,787
American Express Co., 3.40%, 2/22/2024 50,000 54,264
American International Group, Inc., 4.50%,
7/16/2044 20,000 24,501
American Tower Corp.
3.50%, 1/31/2023 50,000 52,938
3.70%, 10/15/2049 20,000 21,898
3.10%, 6/15/2050 20,000 19,856
Ameriprise Financial, Inc.
3.70%, 10/15/2024 25,000 27,762
3.00%, 4/02/2025 10,000 10,856
AON Corp., 2.80%, 5/15/2030 25,000 26,928
Ares Capital Corp., 3.88%, 1/15/2026 10,000 10,756
AvalonBay Communities, Inc., 2.45%,
1/15/2031 20,000 21,223
Axis Specialty Finance LLC, 3.90%, 7/15/2029 15,000 16,812
Bancolombia SA, 3.00%, 1/29/2025 20,000 20,671
Bancorpsouth Bank, 4.13%, 11/20/2029 50,000 51,116
Bank of America Corp.
3.30%, 1/11/2023 17,000 17,978
4.13%, 1/22/2024 25,000 27,624
3.55%, 3/05/2024 25,000 26,598
3.86%, 7/23/2024 25,000 27,009
4.00%, 1/22/2025 20,000 22,300
3.37%, 1/23/2026 50,000 54,821
2.02%, 2/13/2026 10,000 10,417
1.32%, 6/19/2026 10,000 10,139
1.20%, 10/24/2026 10,000 10,077
3.56%, 4/23/2027 20,000 22,431
Series L, 4.18%, 11/25/2027 20,000 22,920
3.97%, 2/07/2030 50,000 57,779
2.59%, 4/29/2031 15,000 15,732
1.90%, 7/23/2031 5,000 4,952
1.92%, 10/24/2031 25,000 24,806
4.08%, 4/23/2040 15,000 17,767
2.68%, 6/19/2041 10,000 9,987
4.33%, 3/15/2050 30,000 37,373
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.6% (continued)
Financial – 8.4% (continued)
Bank of Montreal
0.45%, 12/08/2023 35,000 35,090
0.95%, 1/22/2027 20,000 20,014
4.34%, 10/05/2028 40,000 43,739
Bank of Nova Scotia (The)
2.70%, 3/07/2022 50,000 51,349
3.40%, 2/11/2024 50,000 54,370
4.50%, 12/16/2025 20,000 23,187
Berkshire Hathaway Finance Corp., 4.20%,
8/15/2048 10,000 12,647
Berkshire Hathaway, Inc.
2.75%, 3/15/2023 25,000 26,186
4.50%, 2/11/2043 25,000 32,757
Boston Properties LP, 4.50%, 12/01/2028 75,000 88,981
Brighthouse Financial, Inc., 5.63%, 5/15/2030 20,000 24,539
Brixmor Operating Partnership LP, 3.85%,
2/01/2025 10,000 10,940
Brookfield Finance LLC, 3.45%, 4/15/2050 10,000 10,332
Canadian Imperial Bank of Commerce, 3.10%,
4/02/2024 50,000 53,950
Capital One Financial Corp.
3.90%, 1/29/2024 25,000 27,300
3.20%, 2/05/2025 20,000 21,723
Charles Schwab Corp. (The), 4.20%, 3/24/2025 25,000 28,442
Chubb INA Holdings, Inc., 3.35%, 5/03/2026 15,000 16,795
Citigroup, Inc.
4.05%, 7/30/2022 15,000 15,804
3.50%, 5/15/2023 10,000 10,664
4.04%, 6/01/2024 10,000 10,810
3.11%, 4/08/2026 15,000 16,273
4.45%, 9/29/2027 15,000 17,448
3.98%, 3/20/2030 20,000 23,134
4.41%, 3/31/2031 15,000 17,823
4.75%, 5/18/2046 15,000 19,409
4.65%, 7/23/2048 30,000 39,636
Comerica, Inc., 3.70%, 7/31/2023 12,000 12,937
Credit Suisse AG/New York NY, 1.00%,
5/05/2023 20,000 20,274
Crown Castle International Corp.
5.20%, 2/15/2049 15,000 19,912
4.15%, 7/01/2050 15,000 17,454
Deutsche Bank AG
4.10%, 1/13/2026 25,000 27,711
4.10%, 1/13/2026 15,000 16,579
Equinix , Inc., 2.90%, 11/18/2026 20,000 21,769
ERP Operating LP
3.38%, 6/01/2025 25,000 27,502
3.00%, 7/01/2029 20,000 21,951
Fidelity National Financial, Inc., 3.40%,
6/15/2030 25,000 27,292
Fifth Third Bancorp, 3.65%, 1/25/2024 25,000 27,183
FS KKR Capital Corp., 4.13%, 2/01/2025 10,000 10,407
GLP Capital LP / GLP Financing II, Inc.
5.25%, 6/01/2025 20,000 22,720
5.38%, 4/15/2026 15,000 17,207

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.6% (continued)
Financial – 8.4% (continued)
Goldman Sachs Group, Inc. (The)
4.00%, 3/03/2024 25,000 27,521
3.50%, 4/01/2025 15,000 16,558
4.25%, 10/21/2025 20,000 22,757
Series VAR, 1.09%, 12/09/2026 10,000 10,023
3.85%, 1/26/2027 75,000 84,766
4.22%, 5/01/2029 20,000 23,462
6.75%, 10/01/2037 20,000 29,595
Intercontinental Exchange, Inc.
3.75%, 12/01/2025 50,000 56,509
2.65%, 9/15/2040 30,000 29,711
4.25%, 9/21/2048 10,000 12,275
International Lease Finance Corp., 5.88%,
8/15/2022 50,000 53,823
Jefferies Financial Group, Inc., 5.50%,
10/18/2023 25,000 27,342
JPMorgan Chase & Co.
3.20%, 1/25/2023 25,000 26,414
3.63%, 5/13/2024 20,000 22,008
0.65%, 9/16/2024 50,000 50,269
2.08%, 4/22/2026 15,000 15,690
2.74%, 10/15/2030 35,000 37,506
4.49%, 3/24/2031 30,000 36,197
5.50%, 10/15/2040 100,000 142,282
2.53%, 11/19/2041 15,000 14,842
Kimco Realty Corp., 3.30%, 2/01/2025 10,000 10,937
Kite Realty Group LP, 4.00%, 10/01/2026 15,000 15,910
Korea Development Bank (The), 2.13%,
10/01/2024 15,000 15,909
Kreditanstalt Fuer Wiederaufbau
0.25%, 10/19/2023 25,000 25,016
2.63%, 2/28/2024 50,000 53,630
0.38%, 7/18/2025 5,000 4,981
0.75%, 9/30/2030
a
50,000 48,107
Landwirtschaftliche Rentenbank , 2.38%,
6/10/2025 40,000 43,327
Lincoln National Corp., 3.05%, 1/15/2030 25,000 27,353
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030 50,000 51,944
4.75%, 3/15/2039 25,000 32,500
Mastercard , Inc.
3.30%, 3/26/2027 15,000 16,927
3.85%, 3/26/2050 10,000 12,435
MetLife, Inc., 4.05%, 3/01/2045 15,000 18,528
Mitsubishi UFJ Financial Group, Inc., 3.96%,
3/02/2028 25,000 28,985
Morgan Stanley
3.75%, 2/25/2023 25,000 26,693
4.00%, 7/23/2025 25,000 28,349
3.13%, 7/27/2026 50,000 55,354
0.99%, 12/10/2026 20,000 19,978
3.95%, 4/23/2027 25,000 28,629
4.43%, 1/23/2030 25,000 29,868
4.38%, 1/22/2047 25,000 32,353
NASDAQ, Inc., 2.50%, 12/21/2040 20,000 19,191
Natwest Group PLC, 6.00%, 12/19/2023 25,000 28,396
Northern Trust Corp., 3.15%, 5/03/2029 25,000 28,090
Office Properties Income Trust, 4.50%,
2/01/2025 10,000 10,651
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.6% (continued)
Financial – 8.4% (continued)
OMEGA Healthcare Investors, Inc., 4.50%,
4/01/2027 15,000 16,875
Owl Rock Capital Corp., 3.75%, 7/22/2025 10,000 10,374
PNC Financial Services Group, Inc. (The)
2.20%, 11/01/2024 35,000 37,169
2.60%, 7/23/2026 30,000 32,737
Progressive Corp. (The), 4.00%, 3/01/2029 10,000 11,865
ProLogis LP, 3.25%, 10/01/2026 49,000 55,019
Prudential Financial, Inc.
3.50%, 5/15/2024 12,000 13,171
5.88%, 9/15/2042 15,000 15,919
5.38%, 5/15/2045 50,000 54,914
3.94%, 12/07/2049 10,000 11,713
4.35%, 2/25/2050 15,000 18,732
Raymond James Financial, Inc., 4.65%,
4/01/2030 10,000 12,145
Retail Properties of America, Inc., 4.75%,
9/15/2030 10,000 10,950
Royal Bank of Canada, 2.75%, 2/01/2022 25,000 25,628
Simon Property Group LP, 4.75%, 3/15/2042 20,000 24,074
Spirit Realty LP
4.00%, 7/15/2029 15,000 16,787
3.20%, 2/15/2031 10,000 10,522
Synchrony Financial
4.25%, 8/15/2024 10,000 10,985
3.70%, 8/04/2026 15,000 16,468
5.15%, 3/19/2029 50,000 59,939
Toronto-Dominion Bank (The), 3.25%,
3/11/2024 25,000 27,131
Travelers Property Casualty Corp., 6.38%,
3/15/2033 15,000 22,123
Truist Bank, 3.00%, 2/02/2023 50,000 52,539
Truist Financial Corp.
3.75%, 12/06/2023 50,000 54,663
2.50%, 8/01/2024 10,000 10,659
3.88%, 3/19/2029 10,000 11,552
Unum Group, 4.50%, 12/15/2049 10,000 10,794
US Bancorp
2.40%, 7/30/2024 25,000 26,599
3.60%, 9/11/2024 10,000 11,048
1.45%, 5/12/2025 35,000 36,142
Ventas Realty LP
3.00%, 1/15/2030 15,000 15,982
4.88%, 4/15/2049 10,000 12,098
Visa, Inc.
3.15%, 12/14/2025 25,000 27,830
2.70%, 4/15/2040 25,000 26,260
Wells Fargo & Co.
2.63%, 7/22/2022 24,000 24,816
Series M, 3.45%, 2/13/2023 20,000 21,184
4.13%, 8/15/2023 10,000 10,878
3.75%, 1/24/2024 41,000 44,617
3.55%, 9/29/2025 25,000 27,829
2.19%, 4/30/2026 15,000 15,695
3.00%, 10/23/2026 10,000 11,002
4.15%, 1/24/2029 20,000 23,354
Series B, 7.95%, 11/15/2029 15,000 20,488
3.07%, 4/30/2041 65,000 67,922
4.75%, 12/07/2046 20,000 25,120

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.6% (continued)
Financial – 8.4% (continued)
Welltower , Inc., 3.63%, 3/15/2024 10,000 10,882
Western Union Co. (The), 2.85%, 1/10/2025 15,000 16,077
Westpac Banking Corp., 2.96%, 11/16/2040 20,000 20,311
Willis North America, Inc., 5.05%, 9/15/2048 10,000 13,682
4,675,383
Industrial – 2.6%
3M Co., 2.88%, 10/15/2027 75,000 83,428
Amphenol Corp., 2.80%, 2/15/2030 20,000 21,686
Boeing Co. (The)
4.88%, 5/01/2025 10,000 11,286
2.95%, 2/01/2030 10,000 10,191
5.15%, 5/01/2030 10,000 11,869
6.13%, 2/15/2033 10,000 12,699
3.60%, 5/01/2034 25,000 25,918
6.63%, 2/15/2038 25,000 32,657
5.81%, 5/01/2050 10,000 13,182
3.83%, 3/01/2059 10,000 9,720
Burlington Northern Santa Fe LLC
3.85%, 9/01/2023 50,000 54,040
7.00%, 12/15/2025 20,000 25,907
4.90%, 4/01/2044 15,000 20,560
Carrier Global Corp., 3.38%, 4/05/2040 20,000 21,253
Caterpillar Financial Services Corp.
0.95%, 5/13/2022 50,000 50,435
3.30%, 6/09/2024 10,000 10,922
1.45%, 5/15/2025 20,000 20,611
CSX Corp.
3.35%, 11/01/2025 25,000 27,836
4.75%, 11/15/2048 13,000 17,261
3.80%, 4/15/2050 40,000 46,888
2.50%, 5/15/2051
a
10,000 9,380
Deere & Co.
2.75%, 4/15/2025 10,000 10,842
3.90%, 6/09/2042 25,000 30,865
Emerson Electric Co., 1.95%, 10/15/2030 25,000 25,793
FedEx Corp.
4.25%, 5/15/2030 10,000 11,921
4.75%, 11/15/2045 15,000 18,728
4.40%, 1/15/2047 10,000 11,977
FLIR Systems, Inc., 2.50%, 8/01/2030 25,000 26,159
GATX Corp., 4.70%, 4/01/2029 30,000 36,282
General Dynamics Corp.
3.50%, 4/01/2027 10,000 11,402
4.25%, 4/01/2040 10,000 12,594
General Electric Co.
3.38%, 3/11/2024 25,000 27,118
3.45%, 5/01/2027 10,000 11,200
Honeywell International, Inc., 3.81%,
11/21/2047 20,000 24,328
Jabil, Inc., 3.95%, 1/12/2028 10,000 11,302
John Deere Capital Corp.
3.45%, 1/10/2024 10,000 10,902
2.45%, 1/09/2030 20,000 21,625
Keysight Technologies, Inc., 3.00%, 10/30/2029 10,000 11,021
Lockheed Martin Corp.
3.10%, 1/15/2023 10,000 10,496
3.55%, 1/15/2026 25,000 28,247
Norfolk Southern Corp., 3.00%, 4/01/2022 15,000 15,368
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.6% (continued)
Industrial – 2.6% (continued)
Northrop Grumman Corp., 5.05%, 11/15/2040 20,000 26,492
Parker-Hannifin Corp.
2.70%, 6/14/2024 50,000 53,557
3.25%, 6/14/2029 50,000 55,798
Raytheon Technologies Corp.
7.20%, 8/15/2027 25,000 33,372
4.63%, 11/16/2048 25,000 32,434
3.13%, 7/01/2050 25,000 26,338
Republic Services, Inc.
0.88%, 11/15/2025 20,000 20,006
1.75%, 2/15/2032 20,000 19,667
Roper Technologies, Inc., 1.00%, 9/15/2025 20,000 20,131
Ryder System, Inc.
2.88%, 6/01/2022 15,000 15,453
2.50%, 9/01/2022 15,000 15,460
Textron, Inc., 4.30%, 3/01/2024 25,000 27,448
Union Pacific Corp.
4.50%, 9/10/2048 10,000 12,765
4.10%, 9/15/2067 25,000 30,268
United Parcel Service, Inc.
3.05%, 11/15/2027 25,000 28,073
5.30%, 4/01/2050 20,000 28,961
Waste Management, Inc.
2.40%, 5/15/2023 10,000 10,409
0.75%, 11/15/2025 20,000 19,921
4.15%, 7/15/2049 15,000 18,617
2.50%, 11/15/2050 20,000 18,765
1,419,834
Technology – 1.6%
Activision Blizzard, Inc., 3.40%, 9/15/2026 10,000 11,289
Analog Devices, Inc., 2.95%, 4/01/2025 10,000 10,851
Apple, Inc.
2.15%, 2/09/2022 25,000 25,496
1.80%, 9/11/2024 10,000 10,490
0.55%, 8/20/2025 10,000 9,984
3.25%, 2/23/2026 50,000 55,793
1.25%, 8/20/2030 10,000 9,778
4.65%, 2/23/2046 25,000 33,916
2.55%, 8/20/2060 10,000 9,632
Applied Materials, Inc., 5.10%, 10/01/2035 30,000 40,914
Autodesk, Inc., 2.85%, 1/15/2030 10,000 10,838
Broadcom Corp. / Broadcom Cayman Finance
Ltd., 3.63%, 1/15/2024 10,000 10,808
Broadcom, Inc.
4.70%, 4/15/2025 10,000 11,402
3.50%, 2/15/2041
b
5,000 5,055
3.75%, 2/15/2051
b
5,000 5,131
Broadridge Financial Solutions, Inc., 3.40%,
6/27/2026 10,000 11,197
Dell International LLC / EMC Corp., 4.90%,
10/01/2026
b
50,000 58,322
Fiserv, Inc., 2.75%, 7/01/2024 25,000 26,727
Hewlett Packard Enterprise Co.
1.45%, 4/01/2024
a
10,000 10,241
6.35%, 10/15/2045 20,000 25,843
Hp , Inc., 6.00%, 9/15/2041 25,000 32,034

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.6% (continued)
Technology – 1.6% (continued)
Intel Corp.
3.15%, 5/11/2027 30,000 33,573
3.10%, 2/15/2060 20,000 20,763
International Business Machines Corp., 4.00%,
6/20/2042 25,000 29,903
Intuit, Inc., 1.65%, 7/15/2030 10,000 10,072
Micron Technology, Inc., 2.50%, 4/24/2023 15,000 15,644
Microsoft Corp.
3.63%, 12/15/2023 50,000 54,377
2.88%, 2/06/2024 30,000 32,167
4.25%, 2/06/2047 40,000 53,285
NetApp, Inc., 1.88%, 6/22/2025 10,000 10,402
NVIDIA Corp., 3.50%, 4/01/2040 20,000 22,945
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.88%, 6/18/2026
b
10,000 11,350
3.15%, 5/01/2027
b
10,000 11,002
Oracle Corp.
2.50%, 5/15/2022 25,000 25,616
2.65%, 7/15/2026 35,000 38,046
2.95%, 4/01/2030 22,000 24,168
4.00%, 11/15/2047 30,000 35,251
3.60%, 4/01/2050 10,000 11,161
QUALCOMM, Inc., 2.60%, 1/30/2023 10,000 10,425
Texas Instruments, Inc., 2.25%, 9/04/2029 13,000 13,783
889,674
Utilities – 2.1%
Ameren Illinois Co., 1.55%, 11/15/2030 10,000 9,932
American Water Capital Corp., 3.75%,
9/01/2028 40,000 46,619
Arizona Public Service Co., 3.35%, 5/15/2050 10,000 11,085
Atmos Energy Corp., 1.50%, 1/15/2031 25,000 24,726
Berkshire Hathaway Energy Co., 4.05%,
4/15/2025
b
10,000 11,283
Black Hills Corp., 3.88%, 10/15/2049 10,000 11,388
Commonwealth Edison Co.
4.00%, 3/01/2048 20,000 24,489
4.00%, 3/01/2049 20,000 24,580
Consolidated Edison Co. of New York, Inc.
4.63%, 12/01/2054 30,000 39,275
Series C, 3.00%, 12/01/2060 20,000 19,739
Duke Energy Carolinas LLC, 4.25%, 12/15/2041 30,000 36,800
Duke Energy Corp., 3.75%, 9/01/2046 20,000 22,091
Edison International, 4.13%, 3/15/2028 10,000 11,047
El Paso Electric Co., 6.00%, 5/15/2035 33,000 45,608
Emera US Finance LP, 3.55%, 6/15/2026 10,000 11,119
Enel Generacion Chile SA, 4.25%, 4/15/2024 25,000 27,101
Essential Utilities, Inc., 3.35%, 4/15/2050 15,000 16,099
Exelon Generation Co. LLC, 5.75%, 10/01/2041 30,000 34,106
Florida Power & Light Co., 2.85%, 4/01/2025 25,000 27,163
Hydro-Quebec, Series HH, 8.50%, 12/01/2029 25,000 38,931
Interstate Power And Light Co., 2.30%,
6/01/2030 15,000 15,732
ITC Holdings Corp., 3.35%, 11/15/2027 50,000 56,218
Louisville Gas And Electric Co., 4.25%,
4/01/2049 25,000 30,787
MidAmerican Energy Co., 4.25%, 7/15/2049 30,000 38,933
National Rural Utilities Cooperative Finance
Corp., 4.30%, 3/15/2049 15,000 19,450
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.6% (continued)
Utilities – 2.1% (continued)
NiSource, Inc.
0.95%, 8/15/2025 15,000 15,024
5.25%, 2/15/2043 10,000 13,240
Pacific Gas And Electric Co.
3.15%, 1/01/2026 10,000 10,694
2.10%, 8/01/2027 10,000 10,178
4.55%, 7/01/2030 5,000 5,707
4.50%, 7/01/2040 5,000 5,485
3.30%, 8/01/2040 30,000 29,629
4.95%, 7/01/2050 5,000 5,691
Piedmont Natural Gas Co., Inc., 3.35%,
6/01/2050 15,000 16,238
Public Service Co. of Colorado
Series 17, 6.25%, 9/01/2037 10,000 14,929
Series 34, 3.20%, 3/01/2050 20,000 22,344
Public Service Enterprise Group, Inc.
0.80%, 8/15/2025 10,000 9,997
1.60%, 8/15/2030 10,000 9,711
San Diego Gas & Electric Co., Series TTT, 4.10%,
6/15/2049 50,000 61,218
Sempra Energy
3.55%, 6/15/2024 15,000 16,314
3.80%, 2/01/2038 15,000 17,034
Southern California Edison Co.
2.25%, 6/01/2030
a
25,000 25,646
4.50%, 9/01/2040 25,000 29,218
Southern California Gas Co.
3.75%, 9/15/2042 10,000 11,586
Series VV, 4.30%, 1/15/2049 15,000 19,257
Series WW, 3.95%, 2/15/2050 15,000 18,406
Southern Co. (The), Series A, 3.70%, 4/30/2030 10,000 11,400
Southwest Gas Corp., 2.20%, 6/15/2030 15,000 15,663
Virginia Electric and Power Co.
Series A, 3.80%, 4/01/2028 50,000 57,872
Series B, 3.80%, 9/15/2047 20,000 23,923
Virginia Electric And Power Co., 2.45%,
12/15/2050 20,000 19,017
Xcel Energy, Inc.
0.50%, 10/15/2023 30,000 30,067
2.60%, 12/01/2029 10,000 10,692
1,190,481
Total Corporate Bonds (cost $14,920,991) 15,264,822
Foreign Governmental – 2.3%
Chile Government International Bond, 2.45%,
1/31/2031 20,000 21,115
Colombia Government International Bond
8.13%, 5/21/2024 70,000 84,915
3.88%, 4/25/2027 20,000 21,985
Hungary Government International Bond
5.38%, 2/21/2023 20,000 21,972
5.75%, 11/22/2023 20,000 22,832
Indonesia Government International Bond
2.95%, 1/11/2023 20,000 20,827
3.40%, 9/18/2029 20,000 22,178
1.85%, 3/12/2031 20,000 19,775
3.05%, 3/12/2051 20,000 20,176

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Foreign Governmental – 2.3% (continued)
Mexico Government International Bond
8.30%, 8/15/2031 25,000 38,046
4.75%, 4/27/2032 60,000 70,132
6.05%, 1/11/2040 40,000 51,122
5.75%, 10/12/2110 20,000 24,779
Panama Government International Bond, 6.70%,
1/26/2036 40,000 57,384
Peruvian Government International Bond
2.39%, 1/23/2026 20,000 21,197
2.84%, 6/20/2030 20,000 21,767
8.75%, 11/21/2033 20,000 33,649
Philippine Government International Bond,
9.50%, 2/02/2030 25,000 41,046
Province of Alberta Canada
2.20%, 7/26/2022 25,000 25,728
3.30%, 3/15/2028 75,000 85,940
Province of British Columbia Canada
2.00%, 10/23/2022 40,000 41,251
Series 10, 1.75%, 9/27/2024 20,000 21,018
Province of Manitoba Canada, 2.13%,
6/22/2026 25,000 26,767
Province of Ontario Canada
2.55%, 4/25/2022 40,000 41,127
3.20%, 5/16/2024 80,000 87,325
0.63%, 1/21/2026 10,000 9,987
2.50%, 4/27/2026 25,000 27,315
1.05%, 5/21/2027 25,000 25,257
Province of Quebec Canada
2.50%, 4/20/2026 20,000 21,874
2.75%, 4/12/2027 25,000 27,866
Republic of Italy Government International
Bond
6.88%, 9/27/2023 40,000 46,384
4.00%, 10/17/2049 20,000 21,860
Republic of Poland Government International
Bond, 3.00%, 3/17/2023 50,000 52,751
Svensk Exportkredit AB, 5/11/2037
c
30,000 19,915
Uruguay Government International Bond
8.00%, 11/18/2022 20,000 21,794
4.98%, 4/20/2055 20,000 26,700
Total Foreign Governmental (cost
$1,213,995) 1,245,756
Municipal Securities – 0.3%
New Jersey Turnpike Authority, RB, 7.10%,
1/01/2041 20,000 32,522
North Texas Tollway Authority, RB, 6.72%,
1/01/2049 15,000 25,500
Ohio State University (The), RB, 4.80%,
6/01/2111 10,000 14,158
State of California, GO, 7.60%, 11/01/2040 15,000 26,759
State of Illinois Sales Tax Securitization Corp.,
RB, 3.59%, 1/01/2043 30,000 31,812
State of Illinois, GO, 5.10%, 6/01/2033 20,000 22,328
Total Municipal Securities (cost $148,539) 153,079
Supranational Bank – 1.7%
Asian Development Bank
2.75%, 3/17/2023 50,000 52,712
2.75%, 1/19/2028 50,000 56,281
0.75%, 10/08/2030 50,000 47,993
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Supranational Bank – 1.7% (continued)
Asian Infrastructure Investment Bank (The),
0.25%, 9/29/2023 50,000 50,025
European Bank For Reconstruction &
Development, 0.25%, 7/10/2023 70,000 70,032
European Investment Bank
2.25%, 3/15/2022 80,000 81,880
1.88%, 2/10/2025 50,000 52,986
0.38%, 12/15/2025 5,000 4,967
0.38%, 3/26/2026 10,000 9,914
Export Development Canada, 1.38%, 2/24/2023 50,000 51,234
Inter-American Development Bank
2.50%, 1/18/2023 75,000 78,397
2.00%, 6/02/2026
a
15,000 16,090
0.63%, 9/16/2027 50,000 49,276
1.13%, 1/13/2031 10,000 9,900
International Bank For Reconstruction &
Development
2.50%, 11/25/2024 20,000 21,623
0.50%, 10/28/2025 75,000 74,980
0.75%, 8/26/2030 75,000 72,026
Japan Bank For International Cooperation
2.38%, 11/16/2022 20,000 20,745
0.63%, 7/15/2025 50,000 49,947
2.25%, 11/04/2026 50,000 54,032
Total Supranational Bank (cost $925,548) 925,040
U.S. Government Agencies Mortgage-Backed – 30.0%
Federal Home Loan Banks
2.00%, 9/09/2022 20,000 20,599
2.50%, 2/13/2024 175,000 187,143
3.25%, 11/16/2028 15,000 17,681
Federal Home Loan Mortgage Corporation
0.25%, 6/08/2022
d
120,000 120,215
0.38%, 4/20/2023
d
30,000 30,147
0.25%, 8/24/2023
d
54,000 54,102
0.25%, 9/08/2023
d
25,000 25,041
1.50%, 2/12/2025
d
30,000 31,377
2.50%, 9/01/2027
d
28,057 29,505
3.00%, 2/01/2031
d
49,500 52,631
6.25%, 7/15/2032
d
10,000 15,269
3.00%, 1/01/2033
d
11,554 12,245
2.50%, 11/01/2034
d
45,098 47,329
2.50%, 2/01/2035
d
43,989 46,165
3.50%, 3/01/2035
d
14,784 15,966
3.00%, 4/01/2035
d
76,213 81,167
2.50%, 9/01/2035
d
46,725 49,146
1.50%, 11/01/2035
d
24,381 25,004
3.00%, 5/01/2037
d
43,862 46,368
3.00%, 3/01/2040
d
106,003 111,261
2.50%, 4/01/2040
d
16,692 17,618
2.50%, 10/01/2040
d
24,298 25,646
2.00%, 11/01/2040
d
24,663 25,600
4.00%, 11/01/2040
d
93,502 103,248
1.50%, 1/01/2041
d
24,880 25,326
3.00%, 12/01/2042
d
30,154 32,393
3.00%, 1/01/2043
d
70,334 75,555
3.50%, 2/01/2043
d
101,123 109,957
3.00%, 4/01/2043
d
101,294 108,593
3.00%, 5/01/2045
d
18,609 19,760
3.50%, 7/01/2045
d
22,329 24,079
4.50%, 10/01/2045
d
112,309 125,127

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies Mortgage-Backed – 30.0% (continued)
Federal Home Loan Mortgage Corporation
(continued)
3.50%, 12/01/2045
d
15,689 16,919
3.00%, 12/01/2046
d
16,772 17,804
3.00%, 1/01/2047
d
75,431 80,073
4.00%, 8/01/2047
d
99,363 107,120
3.50%, 6/01/2048
d
142,279 151,358
4.00%, 10/01/2048
d
57,999 62,023
4.00%, 1/01/2049
d
106,419 113,802
3.00%, 9/01/2049
d
67,976 71,428
3.00%, 10/01/2049
d
73,590 77,327
2.50%, 1/01/2050
d
68,947 72,470
4.50%, 2/01/2050
d
57,567 62,508
3.00%, 3/01/2050
d
59,551 62,575
3.50%, 4/01/2050
d
109,927 118,066
3.50%, 4/01/2050
d
39,854 42,805
2.50%, 6/01/2050
d
114,452 120,621
2.00%, 7/01/2050
d
22,758 23,513
2.50%, 8/01/2050
d
23,227 24,479
2.50%, 10/01/2050
d
172,317 181,605
3.00%, 10/01/2050
d
72,471 76,383
Federal Home Loan Mortgage Corporation
Mutifamilty Structured Pass-Through Ctfs .
Series 2019-K736, Class A2, 2.28%,
7/25/2026
d
50,000 53,927
Series 2017-K064, Class A2, 3.22%,
3/25/2027
d
20,000 22,695
Series 2018-K077, Class A2, 3.85%,
5/25/2028
d
50,000 59,199
Series 2019-K087, Class A2, 3.77%,
12/25/2028
d
30,000 35,705
Series 2016-K152, Class A1, 2.83%,
5/25/2030
d
42,314 46,691
Series 2019-1513, Class A3, 2.80%,
8/25/2034
d
20,000 22,301
Federal National Mortgage Association
2.25%, 4/12/2022
d
100,000 102,542
2.38%, 1/19/2023
d
20,000 20,875
1.75%, 7/02/2024
d
25,000 26,263
1.63%, 1/07/2025
d
50,000 52,461
0.63%, 4/22/2025
d
30,000 30,302
0.38%, 8/25/2025
d
30,000 29,926
1.88%, 9/24/2026
d
25,000 26,835
3.00%, 12/01/2026
d
24,002 25,406
3.00%, 12/01/2026
d
22,780 24,113
3.00%, 6/01/2027
d
23,466 24,847
3.00%, 2/01/2028
d
35,241 37,315
2.50%, 6/01/2028
d
70,733 74,373
3.50%, 8/01/2030
d
44,272 47,119
0.88%, 8/05/2030
d
25,000 24,245
2.00%, 10/01/2030
d
19,284 20,136
3.00%, 8/01/2031
d
31,917 33,936
2.00%, 11/01/2031
d
50,434 52,663
3.50%, 11/01/2031
d
34,930 37,654
2.50%, 1/01/2032
d
116,137 122,366
2.50%, 1/01/2032
d
24,658 25,980
3.50%, 1/01/2032
d
26,139 28,110
3.00%, 2/01/2032
d
33,747 35,881
3.50%, 4/01/2032
d
37,702 40,417
2.50%, 1/01/2033
d
41,367 43,481
3.50%, 5/01/2033
d
10,704 11,398
2.50%, 7/01/2033
d
44,003 46,363
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies Mortgage-Backed – 30.0% (continued)
Federal National Mortgage Association
(continued)
4.00%, 4/01/2034
d
27,987 29,938
3.00%, 2/01/2035
d
19,103 20,173
3.50%, 3/01/2035
d
20,097 21,399
2.00%, 7/01/2035
d
44,759 46,754
2.50%, 8/01/2035
d
23,738 24,968
2.00%, 10/01/2035
d
24,366 25,453
2.00%, 10/01/2035
d
48,765 50,938
5.50%, 10/01/2035
d
21,700 24,929
1.50%, 11/01/2035
d
24,613 25,242
1.50%, 2/15/2036
d,e
75,000 76,880
2.00%, 2/15/2036
d,e
175,000 182,765
2.50%, 2/15/2036
d,e
25,000 26,248
1.50%, 3/15/2036
d,e
25,000 25,599
2.00%, 3/15/2036
d,e
50,000 52,159
3.50%, 1/01/2037
d
30,018 32,247
4.50%, 6/01/2039
d
39,098 43,876
4.00%, 11/01/2039
d
41,189 44,341
6.00%, 4/01/2040
d
50,813 59,073
2.50%, 5/01/2040
d
19,284 20,353
2.00%, 8/01/2040
d
52,274 54,261
2.50%, 8/01/2040
d
23,402 24,700
4.00%, 10/01/2040
d
124,717 137,717
2.00%, 11/01/2040
d
24,658 25,596
4.50%, 2/01/2041
d
52,270 58,451
5.50%, 7/01/2041
d
25,423 29,200
3.50%, 12/01/2041
d
36,578 39,848
3.00%, 4/01/2042
d
26,715 28,690
3.50%, 4/01/2042
d
48,388 52,615
5.00%, 4/01/2042
d
72,375 82,167
3.50%, 6/01/2042
d
28,903 31,428
4.00%, 7/01/2042
d
41,097 45,370
2.50%, 10/01/2042
d
92,878 98,770
3.00%, 4/01/2043
d
45,680 48,971
4.00%, 11/01/2044
d
47,015 51,413
3.00%, 4/01/2045
d
85,791 91,973
3.50%, 4/01/2045
d
24,648 26,580
3.50%, 5/01/2045
d
37,104 40,013
3.50%, 11/01/2045
d
57,797 62,328
3.50%, 12/01/2045
d
93,936 101,300
3.50%, 1/01/2046
d
59,148 63,785
4.00%, 1/01/2046
d
135,867 148,579
3.50%, 2/01/2046
d
64,474 69,528
3.50%, 2/01/2046
d
81,877 87,502
4.50%, 6/01/2046
d
53,926 60,117
3.00%, 9/01/2046
d
110,116 116,892
3.00%, 11/01/2046
d
72,217 76,661
3.00%, 11/01/2046
d
23,775 25,238
3.00%, 11/01/2046
d
97,390 103,383
3.50%, 12/01/2046
d
114,224 122,072
3.50%, 4/01/2047
d
28,241 30,087
4.00%, 5/01/2047
d
74,054 79,837
4.50%, 5/01/2047
d
22,681 25,339
3.50%, 10/01/2047
d
54,878 58,465
3.50%, 12/01/2047
d
93,358 99,459
3.50%, 2/01/2048
d
80,271 85,517
4.50%, 4/01/2048
d
27,084 29,379
4.50%, 8/01/2048
d
57,730 62,623
4.50%, 11/01/2048
d
18,752 20,341
4.00%, 5/01/2049
d
157,168 168,073
4.50%, 5/01/2049
d
46,646 50,599

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies Mortgage-Backed – 30.0% (continued)
Federal National Mortgage Association
(continued)
4.50%, 5/01/2049
d
21,524 23,371
5.00%, 7/01/2049
d
25,228 27,890
3.50%, 8/01/2049
d
196,869 209,097
3.50%, 9/01/2049
d
160,591 170,566
4.00%, 9/01/2049
d
42,657 45,740
4.50%, 9/01/2049
d
38,989 42,294
3.00%, 10/01/2049
d
183,926 193,266
2.50%, 11/01/2049
d
39,676 41,703
4.50%, 11/01/2049
d
22,005 23,893
3.00%, 12/01/2049
d
112,360 118,066
3.50%, 1/01/2050
d
85,012 90,293
4.00%, 1/01/2050
d
58,064 62,261
3.00%, 2/01/2050
d
86,602 90,999
3.00%, 2/01/2050
d
167,792 176,313
3.00%, 2/01/2050
d
76,325 80,201
3.00%, 3/01/2050
d
106,136 111,865
3.50%, 5/01/2050
d
38,435 41,280
4.00%, 6/01/2050
d
108,640 117,425
4.00%, 6/01/2050
d
59,910 64,241
2.00%, 7/01/2050
d
69,647 71,956
2.50%, 7/01/2050
d
119,780 126,237
3.00%, 7/01/2050
d
70,266 74,059
3.00%, 7/01/2050
d
93,583 98,635
2.50%, 8/01/2050
d
120,660 127,164
2.00%, 9/01/2050
d
59,088 61,048
2.00%, 9/01/2050
d
49,115 50,744
2.50%, 9/01/2050
d
98,214 103,508
2.50%, 9/01/2050
d
48,785 51,415
2.00%, 10/01/2050
d
98,602 101,872
1.50%, 2/15/2051
d,e
175,000 175,703
2.00%, 2/15/2051
d,e
950,000 980,628
2.50%, 2/15/2051
d,e
500,000 526,735
1.50%, 3/15/2051
d,e
50,000 50,131
2.00%, 3/15/2051
d,e
275,000 283,440
2.50%, 3/15/2051
d,e
50,000 52,583
Federal National Mortgage Association REMICs
Series 2014-M3, Class A2, 3.49%, 1/25/2024
d
20,927 22,649
Series 2018-M1, Class A2, 2.98%,
12/25/2027
d
100,000 111,991
Series 2019-M1, Class A2, 3.55%, 9/25/2028
d
25,000 29,267
Series 2020-M1, Class A1, 2.15%,
10/25/2029
d
29,941 31,819
Series 2018-M13, Class A2, 3.70%,
9/25/2030
d
10,000 11,982
Government National Mortgage Association
2.00%, 2/15/2051
e
175,000 181,674
2.50%, 2/15/2051
e
300,000 315,591
3.00%, 2/15/2051
e
150,000 157,231
2.00%, 3/15/2051
e
75,000 77,720
2.50%, 3/15/2051
e
25,000 26,253
Government National Mortgage Association II
3.50%, 10/20/2026 40,876 43,612
4.00%, 10/20/2040 34,314 37,961
5.00%, 10/20/2040 38,985 44,430
4.50%, 1/20/2041 22,613 25,356
4.00%, 11/20/2041 30,350 33,593
3.00%, 8/20/2042 86,618 92,935
3.50%, 2/20/2043 70,693 76,809
2.50%, 3/20/2043 20,266 21,687
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies Mortgage-Backed – 30.0% (continued)
Government National Mortgage Association II
(continued)
3.00%, 4/20/2043 112,809 121,012
3.50%, 7/20/2043 143,303 155,554
4.50%, 1/20/2045 47,544 53,076
3.50%, 2/20/2045 65,375 70,875
3.50%, 3/20/2046 52,276 56,185
4.00%, 3/20/2046 66,047 72,833
3.00%, 4/20/2046 33,020 35,123
4.00%, 6/20/2046 91,492 99,246
2.50%, 7/20/2046 52,072 55,286
2.50%, 10/20/2046 18,245 19,371
3.00%, 10/20/2046 40,835 43,436
3.00%, 11/20/2046 82,974 88,259
3.00%, 5/20/2047 149,055 158,448
4.00%, 8/20/2047 58,856 63,580
4.50%, 9/20/2047 81,839 89,622
3.00%, 10/20/2047 24,631 26,183
3.50%, 2/20/2048 54,996 58,705
5.00%, 6/20/2048 22,770 24,972
4.00%, 9/20/2048 35,706 38,389
4.50%, 11/20/2048 62,122 66,914
3.50%, 1/20/2049 136,092 145,271
4.00%, 2/20/2049 59,401 63,864
3.50%, 3/20/2049 65,083 69,296
3.00%, 1/20/2050 16,833 17,639
3.50%, 2/20/2050 87,185 92,348
4.00%, 2/20/2050 34,249 36,630
2.50%, 3/20/2050 32,860 34,604
3.50%, 4/20/2050 41,029 43,459
3.00%, 5/20/2050 92,835 97,604
4.00%, 5/20/2050 44,230 47,303
5.00%, 5/20/2050 41,641 45,669
2.50%, 6/20/2050 48,201 50,760
3.50%, 6/20/2050 70,347 75,798
2.50%, 7/20/2050 48,660 51,243
3.00%, 7/20/2050 97,152 102,143
3.50%, 7/20/2050 71,476 77,014
3.00%, 8/20/2050 24,488 25,746
2.50%, 9/20/2050 49,295 51,912
3.00%, 11/20/2050 49,586 52,133
Total U.S. Government Agencies Mortgage-
Backed (cost $16,640,429) 16,614,556
U.S. Treasury Government Securities – 36.7%
U.S. Treasury Bonds
6.25%, 5/15/2030
a
155,000 227,705
5.38%, 2/15/2031 5,000 7,069
4.50%, 2/15/2036
a
5,000 7,157
4.25%, 5/15/2039 10,000 14,403
4.63%, 2/15/2040 35,000 52,866
1.13%, 5/15/2040 195,000 178,395
4.38%, 5/15/2040 65,000 95,580
1.13%, 8/15/2040 185,000 168,726
3.88%, 8/15/2040 50,000 69,359
1.38%, 11/15/2040 100,000 95,297
4.25%, 11/15/2040 34,000 49,443
4.75%, 2/15/2041 50,000 77,367
4.38%, 5/15/2041 85,000 126,052
3.75%, 8/15/2041 65,000 89,284
3.13%, 11/15/2041 60,000 75,769
3.13%, 2/15/2042 55,000 69,592

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 36.7% (continued)
U.S. Treasury Bonds (continued)
3.00%, 5/15/2042 35,000 43,455
2.75%, 8/15/2042 72,000 86,017
2.75%, 11/15/2042 117,000 139,760
3.13%, 2/15/2043 50,000 63,312
2.88%, 5/15/2043 100,000 121,906
3.63%, 2/15/2044 50,000 68,312
3.38%, 5/15/2044 50,000 65,930
3.13%, 8/15/2044 40,000 50,825
3.00%, 11/15/2044 60,000 74,794
2.50%, 2/15/2045 65,000 74,527
3.00%, 5/15/2045 75,000 93,645
2.25%, 8/15/2046 75,000 82,172
3.00%, 2/15/2047 75,000 94,242
2.75%, 8/15/2047 140,000 168,525
2.75%, 11/15/2047 50,000 60,227
3.00%, 2/15/2048 66,000 83,191
3.13%, 5/15/2048 110,000 141,797
3.00%, 8/15/2048 125,000 157,832
3.38%, 11/15/2048 100,000 134,937
3.00%, 2/15/2049 140,000 177,209
2.88%, 5/15/2049 120,000 148,669
2.25%, 8/15/2049 135,000 148,036
2.38%, 11/15/2049
a
140,000 157,609
2.00%, 2/15/2050 130,000 135,159
1.25%, 5/15/2050
a
268,000 231,820
1.38%, 8/15/2050
a
195,000 174,159
1.63%, 11/15/2050 50,000 47,523
U.S. Treasury Notes
1.13%, 2/28/2022 20,000 20,220
1.75%, 2/28/2022 95,000 96,685
1.88%, 2/28/2022 100,000 101,910
2.38%, 3/15/2022 110,000 112,784
0.38%, 3/31/2022 245,000 245,785
1.75%, 3/31/2022 95,000 96,818
1.88%, 3/31/2022 100,000 102,055
0.13%, 4/30/2022 145,000 145,045
1.75%, 4/30/2022 100,000 102,047
1.88%, 4/30/2022 200,000 204,414
0.13%, 5/31/2022 50,000 50,016
1.75%, 5/31/2022 30,000 30,654
1.88%, 5/31/2022 100,000 102,352
1.75%, 6/15/2022 150,000 153,369
0.13%, 6/30/2022 50,000 50,016
1.75%, 6/30/2022 100,000 102,316
1.75%, 7/15/2022 175,000 179,170
0.13%, 7/31/2022 100,000 100,027
1.88%, 7/31/2022 100,000 102,645
1.50%, 8/15/2022 105,000 107,252
0.13%, 8/31/2022 45,000 45,011
1.63%, 8/31/2022 100,000 102,383
1.50%, 9/15/2022 105,000 107,350
0.13%, 9/30/2022 200,000 200,039
1.88%, 9/30/2022 75,000 77,191
1.38%, 10/15/2022 180,000 183,853
0.13%, 10/31/2022 150,000 150,029
2.00%, 10/31/2022 50,000 51,641
1.63%, 11/15/2022 50,000 51,344
0.13%, 11/30/2022
a
100,000 100,023
2.00%, 11/30/2022 75,000 77,578
1.63%, 12/15/2022 100,000 102,824
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 36.7% (continued)
U.S. Treasury Notes (continued)
0.13%, 12/31/2022 130,000 130,025
2.13%, 12/31/2022 100,000 103,824
1.50%, 1/15/2023 100,000 102,688
0.13%, 1/31/2023 175,000 175,039
2.38%, 1/31/2023 50,000 52,244
2.00%, 2/15/2023 115,000 119,375
1.50%, 2/28/2023 21,000 21,596
0.50%, 3/15/2023 185,000 186,460
1.50%, 3/31/2023 25,000 25,738
0.25%, 4/15/2023 195,000 195,503
1.63%, 4/30/2023 100,000 103,328
0.13%, 5/15/2023 45,000 44,989
1.75%, 5/15/2023 105,000 108,864
0.25%, 6/15/2023 280,000 280,722
1.38%, 6/30/2023 25,000 25,740
0.13%, 7/15/2023 275,000 274,871
1.25%, 7/31/2023 100,000 102,742
0.13%, 8/15/2023 40,000 39,972
2.50%, 8/15/2023 200,000 211,938
1.38%, 8/31/2023 150,000 154,723
0.13%, 9/15/2023 150,000 149,871
1.38%, 9/30/2023 100,000 103,242
0.13%, 10/15/2023 100,000 99,906
0.25%, 11/15/2023
a
100,000 100,234
2.75%, 11/15/2023 125,000 134,014
0.13%, 12/15/2023
a
125,000 124,834
0.13%, 1/15/2024 200,000 199,672
2.75%, 2/15/2024
a
250,000 269,492
2.13%, 3/31/2024 250,000 265,137
2.00%, 4/30/2024 141,000 149,163
2.50%, 5/15/2024 80,000 86,006
2.00%, 5/31/2024 150,000 158,859
2.00%, 6/30/2024 80,000 84,825
2.13%, 7/31/2024 50,000 53,293
2.38%, 8/15/2024 50,000 53,781
2.13%, 9/30/2024 100,000 106,797
2.25%, 10/31/2024 100,000 107,383
2.25%, 11/15/2024 125,000 134,326
1.50%, 11/30/2024 200,000 209,297
2.13%, 11/30/2024 150,000 160,547
1.75%, 12/31/2024 100,000 105,680
2.25%, 12/31/2024 125,000 134,561
1.38%, 1/31/2025 75,000 78,211
2.50%, 1/31/2025 100,000 108,781
2.00%, 2/15/2025 150,000 160,242
1.13%, 2/28/2025
a
85,000 87,809
2.75%, 2/28/2025 175,000 192,363
0.50%, 3/31/2025 35,000 35,263
0.38%, 4/30/2025 100,000 100,180
2.13%, 5/15/2025 105,000 113,014
0.25%, 5/31/2025
a
10,000 9,960
0.25%, 6/30/2025 100,000 99,539
0.25%, 7/31/2025 100,000 99,477
2.00%, 8/15/2025 80,000 85,913
0.25%, 8/31/2025
a
85,000 84,509
0.25%, 9/30/2025 135,000 134,125
0.25%, 10/31/2025
a
200,000 198,578
2.25%, 11/15/2025 190,000 206,655
0.38%, 11/30/2025 150,000 149,742
2.88%, 11/30/2025 100,000 111,781

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 36.7% (continued)
U.S. Treasury Notes (continued)
0.38%, 12/31/2025
a
180,000 179,578
0.38%, 1/31/2026 135,000 134,618
2.63%, 1/31/2026 40,000 44,334
1.63%, 2/15/2026 125,000 132,363
2.50%, 2/28/2026 60,000 66,178
2.25%, 3/31/2026 150,000 163,688
1.63%, 5/15/2026 145,000 153,609
2.13%, 5/31/2026 150,000 162,902
1.88%, 6/30/2026 150,000 160,980
1.88%, 7/31/2026 134,000 143,851
1.50%, 8/15/2026 145,000 152,703
1.38%, 8/31/2026 150,000 156,938
1.63%, 9/30/2026 100,000 106,008
1.63%, 10/31/2026 150,000 159,035
2.00%, 11/15/2026 100,000 108,164
1.63%, 11/30/2026 100,000 106,039
0.50%, 4/30/2027 35,000 34,694
2.38%, 5/15/2027 75,000 83,039
0.50%, 5/31/2027 45,000 44,564
0.50%, 6/30/2027 50,000 49,461
0.38%, 7/31/2027 25,000 24,510
2.25%, 8/15/2027 125,000 137,539
0.50%, 8/31/2027 20,000 19,741
0.38%, 9/30/2027 100,000 97,797
0.50%, 10/31/2027 90,000 88,636
0.63%, 11/30/2027 100,000 99,203
0.63%, 12/31/2027
a
130,000 128,863
0.75%, 1/31/2028 135,000 134,832
2.75%, 2/15/2028 175,000 198,898
2.88%, 5/15/2028 132,000 151,449
2.88%, 8/15/2028 124,000 142,581
3.13%, 11/15/2028 75,000 87,820
2.63%, 2/15/2029 100,000 113,469
2.38%, 5/15/2029 150,000 167,438
1.63%, 8/15/2029
a
100,000 105,609
1.75%, 11/15/2029 140,000 149,319
1.50%, 2/15/2030
a
82,000 85,536
0.63%, 5/15/2030 180,000 173,419
0.63%, 8/15/2030 260,000 249,722
0.88%, 11/15/2030
a
240,000 235,463
Total U.S. Treasury Government Securities
(cost $20,665,660) 20,326,533
Investment Companies – 5.2% Shares
Registered Investment Companies – 5.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
f,g
(cost $2,896,954) 2,896,954 2,896,954
Investment of Cash Collateral for Securities Loaned – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
f,g
(cost $104,044) 104,044 104,044
Total Investments Before TBA Sale
Commitments  (cost $58,382,531) 105.6% 58,412,081
TBA Sale Commitments – -0.9%
Principal
Amount ($)
Federal National Mortgage Association
h
3.50%, 2/15/2036
d
25,000 (26,622)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
TBA Sale Commitments – -0.9% (continued)
Federal National Mortgage Association
h
(continued)
3.50%, 2/15/2051
d
175,000 (185,962)
4.00%, 2/15/2051
d
50,000 (53,595)
4.50%, 2/15/2051
d
75,000 (81,453)
3.00%, 3/15/2051
d
25,000 (26,295)
3.50%, 3/15/2051
d
25,000 (26,564)
Government National Mortgage Association
h
4.00%, 2/15/2051 25,000 (26,716)
4.50%, 2/15/2051 25,000 (26,923)
3.50%, 3/15/2051 25,000 (26,469)
Total TBA Sale Commitments (cost
$(479,659)) (480,599)
Total Investments (cost $57,902,872) 104.7% 57,931,482
Liabilities, Less Cash and Receivables (4.7)% (2,612,360)
Net Assets 100.0% 55,319,122
GO—General Obligation
RB—Revenue Bond
REMICs—Real Estate Mortgage Investment Conduits

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statements of Investments
a
Security, or portion thereof, on loan. At January 31, 2021, the value of the fund’s securities on loan was $2,442,995 and the value of the collateral was $2,501,291, consisting of cash collateral of
$104,044 and U.S. Government & Agency securities valued at $2,397,247.
b
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, these securities were valued at $340,393 or 0.62% of net assets.
c
Denotes a zero coupon security issued at a substantial discount from its value at maturity.
d
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e
Purchased on a forward commitment basis.
f
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
g
The rate shown is the 1-day yield as of January 31, 2021.
h
Sales on a forward commitment basis.

STATEMENT OF INVESTMENTS
January 31, 2021 (Unaudited)
BNY Mellon Short Duration Corporate Bond ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9%
Basic Materials – 1.4%
BHP Billiton Finance USA Ltd., 2.88%,
2/24/2022 50,000 51,356
Dow Chemical Co. (The), 3.50%, 10/01/2024 17,000 18,580
DuPont de Nemours, Inc.
4.21%, 11/15/2023 50,000 54,994
4.49%, 11/15/2025 50,000 58,057
LYB International Finance BV, 4.00%,
7/15/2023 50,000 54,216
Mosaic Co. (The), 4.25%, 11/15/2023 25,000 27,196
Nucor Corp., 2.00%, 6/01/2025 25,000 26,254
Nutrien Ltd., 3.15%, 10/01/2022 65,000 67,443
Reliance Steel & Aluminum Co., 1.30%,
8/15/2025 25,000 25,343
Steel Dynamics, Inc., 2.40%, 6/15/2025 50,000 53,154
436,593
Communications – 5.3%
Alphabet, Inc., 0.45%, 8/15/2025 25,000 24,911
Amazon.com, Inc.
2.80%, 8/22/2024 85,000 91,751
0.80%, 6/03/2025 20,000 20,183
AT&T, Inc.
3.00%, 6/30/2022 50,000 51,660
3.40%, 5/15/2025 95,000 104,911
Booking Holdings, Inc., 3.65%, 3/15/2025 50,000 55,291
Charter Communications Operating LLC /
Charter Communications Operating Capital
4.46%, 7/23/2022 50,000 52,519
4.91%, 7/23/2025 50,000 57,617
Cisco Systems, Inc., 2.20%, 9/20/2023 70,000 73,241
Comcast Cable Communications Holdings, Inc.,
9.46%, 11/15/2022 50,000 58,166
Comcast Corp.
3.00%, 2/01/2024 50,000 53,740
3.60%, 3/01/2024 20,000 21,926
3.38%, 2/15/2025 50,000 54,965
3.10%, 4/01/2025 20,000 21,911
3.95%, 10/15/2025 25,000 28,495
Discovery Communications LLC, 2.95%,
3/20/2023 27,000 28,380
eBay, Inc.
2.60%, 7/15/2022 75,000 76,981
3.45%, 8/01/2024 25,000 27,211
Expedia Group, Inc., 4.50%, 8/15/2024 15,000 16,344
Fox Corp., 3.05%, 4/07/2025 25,000 27,247
Juniper Networks, Inc., 1.20%, 12/10/2025 25,000 25,214
Omnicom Group, Inc. / Omnicom Capital, Inc.,
3.65%, 11/01/2024 45,000 49,461
Rogers Communications, Inc., 4.10%,
10/01/2023 50,000 54,418
T-Mobile USA, Inc., 3.50%, 4/15/2025
a
50,000 54,836
Verizon Communications, Inc.
5.15%, 9/15/2023 70,000 78,493
3.38%, 2/15/2025 75,000 82,517
0.85%, 11/20/2025 25,000 24,970
ViacomCBS, Inc., 3.70%, 8/15/2024 45,000 49,263
Vodafone Group PLC, 2.50%, 9/26/2022 95,000 98,205
Walt Disney Co. (The)
1.65%, 9/01/2022 50,000 51,044
3.70%, 10/15/2025 75,000 84,387
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9% (continued)
Communications – 5.3% (continued)
WPP Finance 2010, 3.75%, 9/19/2024 50,000 55,170
1,655,428
Consumer, Cyclical – 7.0%
American Honda Finance Corp.
1.95%, 5/20/2022 25,000 25,531
2.20%, 6/27/2022 45,000 46,186
3.45%, 7/14/2023 30,000 32,207
2.15%, 9/10/2024 70,000 73,925
1.20%, 7/08/2025 25,000 25,445
AutoZone, Inc.
3.13%, 7/15/2023 50,000 52,977
3.13%, 4/18/2024 15,000 16,163
Continental Airlines Pass-Through Trust, Series
2012-1, Class A, 4.15%, 4/11/2024 15,771 16,076
Costco Wholesale Corp., 2.75%, 5/18/2024 70,000 75,188
D.R. Horton, Inc., 2.50%, 10/15/2024 25,000 26,568
Dollar Tree, Inc., 4.00%, 5/15/2025 50,000 56,255
General Motors Co.
4.88%, 10/02/2023 50,000 55,262
6.13%, 10/01/2025 25,000 30,115
General Motors Financial Co., Inc.
3.55%, 7/08/2022 100,000 104,073
1.70%, 8/18/2023 25,000 25,583
3.95%, 4/13/2024 25,000 27,218
4.00%, 1/15/2025 50,000 54,990
2.90%, 2/26/2025 50,000 53,258
2.75%, 6/20/2025 25,000 26,570
Home Depot, Inc. (The)
3.25%, 3/01/2022 50,000 51,628
2.63%, 6/01/2022 50,000 51,475
2.70%, 4/01/2023 25,000 26,174
Hyatt Hotels Corp., 5.38%, 4/23/2025 25,000 28,185
Kohl's Corp., 9.50%, 5/15/2025 20,000 25,854
Las Vegas Sands Corp., 3.20%, 8/08/2024 65,000 68,345
Lennar Corp., 4.50%, 4/30/2024 25,000 27,566
Lowe's Cos., Inc.
3.13%, 9/15/2024 15,000 16,283
4.00%, 4/15/2025 50,000 56,414
Marriott International, Inc., Series EE, 5.75%,
5/01/2025 50,000 58,018
Nike, Inc., 2.40%, 3/27/2025 50,000 53,526
PACCAR Financial Corp.
2.65%, 5/10/2022 50,000 51,548
0.35%, 8/11/2023 25,000 25,001
Pvh Corp., 4.63%, 7/10/2025 25,000 28,094
Ross Stores, Inc., 4.60%, 4/15/2025 25,000 28,721
Southwest Airlines Co., 5.25%, 5/04/2025 50,000 57,413
Starbucks Corp., 3.10%, 3/01/2023 50,000 52,685
Tapestry, Inc., 4.25%, 4/01/2025 25,000 26,991
Target Corp., 2.25%, 4/15/2025 50,000 53,278
TJX Cos., Inc. (The), 3.50%, 4/15/2025 25,000 27,764
Toyota Motor Credit Corp.
2.15%, 9/08/2022 70,000 72,095
2.90%, 3/30/2023 25,000 26,374
3.45%, 9/20/2023 50,000 53,975
2.90%, 4/17/2024 25,000 26,890
3.00%, 4/01/2025 50,000 54,604
3.40%, 4/14/2025 25,000 27,746
0.80%, 10/16/2025 15,000 15,069

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9% (continued)
Consumer, Cyclical – 7.0% (continued)
Walgreens Boots Alliance, Inc., 3.80%,
11/18/2024 50,000 55,266
Walmart, Inc.
2.35%, 12/15/2022 75,000 77,808
2.85%, 7/08/2024 75,000 81,004
WW Grainger, Inc., 1.85%, 2/15/2025 25,000 26,150
2,155,534
Consumer, Non-cyclical – 15.6%
Abbott Laboratories
3.40%, 11/30/2023 25,000 27,015
2.95%, 3/15/2025 50,000 54,505
Abbvie, Inc.
2.30%, 11/21/2022 75,000 77,488
3.85%, 6/15/2024 75,000 82,438
2.60%, 11/21/2024 75,000 80,187
3.80%, 3/15/2025 50,000 55,553
AbbVie, Inc., 2.85%, 5/14/2023 95,000 99,683
Aetna, Inc., 2.80%, 6/15/2023 50,000 52,586
Altria Group, Inc.
2.85%, 8/09/2022 35,000 36,292
2.95%, 5/02/2023 65,000 68,457
Amgen, Inc.
2.65%, 5/11/2022 50,000 51,420
3.13%, 5/01/2025 25,000 27,325
Anheuser-Busch InBev Worldwide, Inc., 4.15%,
1/23/2025 50,000 56,550
Anthem, Inc.
3.30%, 1/15/2023 25,000 26,384
3.50%, 8/15/2024 50,000 54,718
3.35%, 12/01/2024 25,000 27,464
2.38%, 1/15/2025 50,000 53,036
Archer-Daniels-Midland Co., 2.75%, 3/27/2025 25,000 27,039
AstraZeneca PLC, 3.38%, 11/16/2025 50,000 55,681
BAT Capital Corp., 3.22%, 8/15/2024 90,000 97,115
Becton, Dickinson & Co., 3.36%, 6/06/2024 75,000 81,406
Biogen, Inc., 4.05%, 9/15/2025 50,000 57,027
Boston Scientific Corp., 3.45%, 3/01/2024 50,000 54,134
Bristol-Myers Squibb Co.
2.60%, 5/16/2022 80,000 82,391
2.75%, 2/15/2023 45,000 47,117
4.00%, 8/15/2023 20,000 21,855
2.90%, 7/26/2024 75,000 81,080
0.75%, 11/13/2025 15,000 15,033
Bunge Ltd. Finance Corp., 1.63%, 8/17/2025 20,000 20,505
Campbell Soup Co., 2.50%, 8/02/2022 50,000 51,558
Cardinal Health, Inc., 3.08%, 6/15/2024 100,000 107,398
Cigna Corp.
3.05%, 11/30/2022 35,000 36,567
3.75%, 7/15/2023 75,000 80,872
Coca-Cola Co. (The)
3.20%, 11/01/2023 75,000 80,985
2.95%, 3/25/2025 25,000 27,352
Commonspirit Health, 2.76%, 10/01/2024 25,000 26,803
ConAgra Brands, Inc., 4.30%, 5/01/2024 25,000 27,819
Constellation Brands, Inc., 3.20%, 2/15/2023 65,000 68,420
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9% (continued)
Consumer, Non-cyclical – 15.6% (continued)
CVS Health Corp.
3.70%, 3/09/2023 41,000 43,729
3.38%, 8/12/2024 50,000 54,457
4.10%, 3/25/2025 60,000 67,686
Diageo Investment Corp., 2.88%, 5/11/2022 50,000 51,589
Equifax, Inc.
2.60%, 12/01/2024 25,000 26,699
2.60%, 12/15/2025 50,000 53,691
Estee Lauder Cos., Inc. (The), 2.00%,
12/01/2024 25,000 26,382
General Mills, Inc.
2.60%, 10/12/2022 25,000 25,906
4.00%, 4/17/2025 25,000 28,142
Gilead Sciences, Inc.
1.95%, 3/01/2022 50,000 50,796
3.25%, 9/01/2022 50,000 52,025
3.50%, 2/01/2025 25,000 27,569
GlaxoSmithKline Capital PLC, 3.00%, 6/01/2024 70,000 75,617
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/2023 25,000 26,289
3.38%, 5/15/2023 50,000 53,427
Global Payments, Inc., 2.65%, 2/15/2025 50,000 53,320
HCA, Inc.
4.75%, 5/01/2023 25,000 27,238
5.00%, 3/15/2024 80,000 90,074
Hershey Co. (The), 0.90%, 6/01/2025 25,000 25,293
Humana, Inc., 3.85%, 10/01/2024 15,000 16,581
Johnson & Johnson, 2.25%, 3/03/2022 75,000 76,547
Keurig Dr Pepper, Inc.
4.06%, 5/25/2023 30,000 32,420
3.13%, 12/15/2023 50,000 53,595
Laboratory Corp. of America Holdings, 3.60%,
2/01/2025 50,000 55,046
McCormick & Co., Inc., 2.70%, 8/15/2022 70,000 72,318
Medtronic, Inc., 3.50%, 3/15/2025 34,000 37,893
Merck & Co., Inc.
2.80%, 5/18/2023 75,000 79,273
2.90%, 3/07/2024 50,000 53,779
Mondelez International, Inc.
0.63%, 7/01/2022 20,000 20,087
1.50%, 5/04/2025 50,000 51,652
Novartis Capital Corp.
2.40%, 5/17/2022 75,000 76,951
3.00%, 11/20/2025 50,000 55,114
PayPal Holdings, Inc.
2.40%, 10/01/2024 50,000 53,164
1.65%, 6/01/2025 30,000 31,111
Peacehealth Obligated Group, Series 2020,
1.38%, 11/15/2025 25,000 25,537
PepsiCo, Inc.
2.75%, 3/05/2022 50,000 51,369
0.75%, 5/01/2023 75,000 76,008
2.25%, 3/19/2025 50,000 53,216
Pfizer, Inc.
3.00%, 6/15/2023 65,000 69,092
2.95%, 3/15/2024 50,000 53,865

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9% (continued)
Consumer, Non-cyclical – 15.6% (continued)
Philip Morris International, Inc.
2.38%, 8/17/2022 25,000 25,762
2.88%, 5/01/2024 70,000 75,152
Procter & Gamble Co. (The), 0.55%, 10/29/2025 50,000 50,070
Reynolds American, Inc., 4.45%, 6/12/2025 30,000 33,947
Royalty Pharma PLC, 0.75%, 9/02/2023
a
25,000 25,100
Shire Acquisitions Investments Ireland DAC,
2.88%, 9/23/2023 75,000 79,388
Stryker Corp., 3.38%, 11/01/2025 35,000 38,945
SYSCO Corp., 3.55%, 3/15/2025 25,000 27,593
Thermo Fisher Scientific, Inc., 4.13%,
3/25/2025 50,000 56,532
Tyson Foods, Inc., 3.90%, 9/28/2023 35,000 38,099
Unilever Capital Corp., 2.60%, 5/05/2024 100,000 106,488
UnitedHealth Group, Inc.
3.35%, 7/15/2022 110,000 114,778
3.75%, 7/15/2025 25,000 28,303
Viatris, Inc., 1.65%, 6/22/2025
a
30,000 30,893
Zimmer Biomet Holdings, Inc., 3.55%,
4/01/2025 50,000 55,128
4,819,983
Energy – 7.7%
BP Capital Markets America, Inc.
3.25%, 5/06/2022 75,000 77,723
3.19%, 4/06/2025 25,000 27,323
BP Capital Markets PLC
3.81%, 2/10/2024 15,000 16,435
3.51%, 3/17/2025 50,000 55,400
Canadian Natural Resources Ltd.
2.95%, 1/15/2023 20,000 20,866
2.05%, 7/15/2025 30,000 31,127
Cenovus Energy, Inc., 5.38%, 7/15/2025 25,000 28,233
Cheniere Corpus Christi Holdings LLC, 5.88%,
3/31/2025 25,000 28,973
Chevron Corp.
2.36%, 12/05/2022 85,000 87,796
1.55%, 5/11/2025 75,000 77,394
Chevron USA, Inc.
0.43%, 8/11/2023 25,000 25,048
0.69%, 8/12/2025 25,000 24,944
Diamondback Energy, Inc., 4.75%, 5/31/2025 35,000 39,594
Enbridge, Inc.
2.90%, 7/15/2022 25,000 25,837
3.50%, 6/10/2024 50,000 54,266
Energy Transfer Operating LP
4.25%, 3/15/2023 75,000 79,508
4.50%, 4/15/2024 75,000 82,397
Energy Transfer Partners LP / Regency Energy
Finance Corp., 4.50%, 11/01/2023 20,000 21,686
Enterprise Products Operating LLC
3.50%, 2/01/2022 70,000 72,189
4.05%, 2/15/2022 25,000 25,956
EOG Resources, Inc.
2.63%, 3/15/2023 20,000 20,845
4.15%, 1/15/2026 25,000 28,754
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9% (continued)
Energy – 7.7% (continued)
Exxon Mobil Corp.
2.73%, 3/01/2023 50,000 52,261
2.02%, 8/16/2024 15,000 15,753
2.99%, 3/19/2025 125,000 135,857
Husky Energy, Inc., 4.00%, 4/15/2024 25,000 26,830
Kinder Morgan Energy Partners LP
3.95%, 9/01/2022 50,000 52,332
4.25%, 9/01/2024 50,000 55,601
Marathon Oil Corp., 2.80%, 11/01/2022 17,000 17,441
Marathon Petroleum Corp.
4.75%, 12/15/2023 19,000 21,024
3.63%, 9/15/2024 50,000 54,446
MPLX LP
3.38%, 3/15/2023 25,000 26,399
4.88%, 12/01/2024 70,000 79,502
ONEOK Partners LP, 3.38%, 10/01/2022 50,000 51,884
ONEOK, Inc., 2.75%, 9/01/2024 25,000 26,391
Phillips 66, 3.85%, 4/09/2025 70,000 78,151
Phillips 66 Partners LP, 2.45%, 12/15/2024 20,000 21,040
Pioneer Natural Resources Co., 1.13%,
1/15/2026 25,000 25,074
Plains All American Pipeline LP / PAA Finance
Corp.
2.85%, 1/31/2023 25,000 25,748
4.65%, 10/15/2025 25,000 27,975
Sabine Pass Liquefaction LLC
6.25%, 3/15/2022 100,000 104,859
5.63%, 3/01/2025 17,000 19,827
Schlumberger Finance Canada Ltd., 1.40%,
9/17/2025 20,000 20,403
Shell International Finance BV
2.25%, 1/06/2023 50,000 51,871
0.38%, 9/15/2023 20,000 20,021
2.00%, 11/07/2024 50,000 52,473
2.38%, 4/06/2025 35,000 37,261
Suncor Energy, Inc., 3.10%, 5/15/2025 50,000 54,365
Total Capital International SA
2.70%, 1/25/2023 25,000 26,164
3.75%, 4/10/2024 70,000 77,265
Valero Energy Corp., 3.65%, 3/15/2025 50,000 54,626
Williams Cos., Inc. (The)
3.60%, 3/15/2022 50,000 51,498
3.35%, 8/15/2022 50,000 51,786
4.00%, 9/15/2025 25,000 28,032
2,396,454
Financial – 42.0%
Aercap Ireland Capital DAC / Aercap Global
Aviation Trust
4.50%, 9/15/2023 150,000 162,288
6.50%, 7/15/2025 50,000 59,144
Aflac, Inc., 3.25%, 3/17/2025 50,000 55,003
Air Lease Corp.
2.63%, 7/01/2022 50,000 51,249
2.30%, 2/01/2025 50,000 51,555
2.88%, 1/15/2026 50,000 52,597
Aircastle Ltd., 4.13%, 5/01/2024 50,000 52,915

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9% (continued)
Financial – 42.0% (continued)
Allstate Corp. (The)
0.75%, 12/15/2025 25,000 25,041
Series B, 5.75%, 8/15/2053 10,000 10,708
Ally Financial, Inc.
4.13%, 2/13/2022 50,000 51,812
5.13%, 9/30/2024 25,000 28,709
American Express Co.
2.50%, 8/01/2022 100,000 103,096
3.40%, 2/22/2024 50,000 54,264
2.50%, 7/30/2024 50,000 53,229
American International Group, Inc.
4.88%, 6/01/2022 50,000 52,895
2.50%, 6/30/2025 25,000 26,646
3.75%, 7/10/2025 25,000 27,852
American Tower Corp.
3.50%, 1/31/2023 50,000 52,938
3.00%, 6/15/2023 50,000 52,901
2.40%, 3/15/2025 50,000 52,850
Ameriprise Financial, Inc.
3.70%, 10/15/2024 50,000 55,523
3.00%, 4/02/2025 25,000 27,140
AON PLC, 3.88%, 12/15/2025 25,000 28,301
Ares Capital Corp.
3.50%, 2/10/2023 50,000 52,543
3.25%, 7/15/2025 50,000 52,868
Assured Guaranty US Holdings, Inc., 5.00%,
7/01/2024 25,000 28,406
Bank of America Corp.
3.30%, 1/11/2023 60,000 63,451
3.00%, 12/20/2023 50,000 52,371
4.13%, 1/22/2024 75,000 82,871
3.55%, 3/05/2024 100,000 106,393
1.49%, 5/19/2024 25,000 25,558
4.20%, 8/26/2024 100,000 111,601
0.81%, 10/24/2024 25,000 25,176
3.46%, 3/15/2025 75,000 81,381
Series L, 3.95%, 4/21/2025 50,000 55,861
3.88%, 8/01/2025 30,000 33,989
2.02%, 2/13/2026 100,000 104,173
1.32%, 6/19/2026 100,000 101,389
Bank of Montreal
2.90%, 3/26/2022 50,000 51,517
Series E, 3.30%, 2/05/2024 25,000 27,074
1.85%, 5/01/2025 50,000 52,177
Bank of Nova Scotia (The)
2.70%, 3/07/2022 50,000 51,349
2.00%, 11/15/2022 25,000 25,770
2.38%, 1/18/2023 25,000 25,985
3.40%, 2/11/2024 75,000 81,554
1.30%, 6/11/2025 30,000 30,622
Bankunited, Inc., 4.88%, 11/17/2025 25,000 28,651
Barclays PLC, 4.38%, 9/11/2024 200,000 221,122
Berkshire Hathaway Finance Corp., 3.00%,
5/15/2022 70,000 72,499
BlackRock, Inc., 3.50%, 3/18/2024 100,000 109,639
BNP Paribas SA, 3.25%, 3/03/2023 50,000 53,105
Boston Properties LP, 3.20%, 1/15/2025 75,000 81,485
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9% (continued)
Financial – 42.0% (continued)
Brixmor Operating Partnership LP
3.25%, 9/15/2023 50,000 52,909
3.65%, 6/15/2024 55,000 59,701
Canadian Imperial Bank of Commerce
2.55%, 6/16/2022 100,000 103,182
0.95%, 6/23/2023 30,000 30,393
Capital One Financial Corp.
3.20%, 1/30/2023 75,000 78,930
3.90%, 1/29/2024 50,000 54,599
3.30%, 10/30/2024 50,000 54,512
4.20%, 10/29/2025 25,000 28,347
Charles Schwab Corp. (The), 2.65%, 1/25/2023 50,000 52,253
Chubb INA Holdings, Inc.
2.70%, 3/13/2023 25,000 26,242
3.35%, 5/15/2024 65,000 70,877
Citigroup, Inc.
4.05%, 7/30/2022 25,000 26,340
2.88%, 7/24/2023 100,000 103,519
1.68%, 5/15/2024 50,000 51,310
3.75%, 6/16/2024 50,000 55,164
4.00%, 8/05/2024 20,000 22,095
3.35%, 4/24/2025 100,000 108,163
3.30%, 4/27/2025 50,000 55,137
4.40%, 6/10/2025 75,000 85,074
5.50%, 9/13/2025 40,000 47,627
3.11%, 4/08/2026 50,000 54,244
Comerica, Inc., 3.70%, 7/31/2023 50,000 53,906
Cooperatieve Rabobank UA
3.88%, 2/08/2022 95,000 98,509
2.75%, 1/10/2023 50,000 52,380
Credit Suisse Group AG, 3.75%, 3/26/2025 250,000 276,758
Crown Castle International Corp., 3.20%,
9/01/2024 70,000 75,686
Deutsche Bank AG
Series D, 5.00%, 2/14/2022 150,000 156,493
4.10%, 1/13/2026 25,000 27,631
Discover Financial Services, 3.85%, 11/21/2022 100,000 106,001
Equinix, Inc.
1.25%, 7/15/2025 30,000 30,337
1.00%, 9/15/2025 25,000 24,983
ERP Operating LP, 3.38%, 6/01/2025 20,000 22,002
Essex Portfolio LP, 3.25%, 5/01/2023 13,000 13,690
Fifth Third Bancorp, 3.65%, 1/25/2024 145,000 157,662
Franklin Resources, Inc., 2.85%, 3/30/2025 50,000 54,314
Fs KKR Capital Corp., 3.40%, 1/15/2026 50,000 50,035
GLP Capital LP / GLP Financing II, Inc., 5.25%,
6/01/2025 25,000 28,400
Goldman Sachs Group, Inc. (The)
3.20%, 2/23/2023 50,000 52,694
2.91%, 7/24/2023 100,000 103,562
3.63%, 2/20/2024 100,000 108,748
4.00%, 3/03/2024 40,000 44,034
3.85%, 7/08/2024 125,000 137,099
3.50%, 1/23/2025 50,000 54,756
3.27%, 9/29/2025 100,000 108,861
4.25%, 10/21/2025 50,000 56,893
Healthpeak Properties, Inc., 4.00%, 6/01/2025 20,000 22,574
Host Hotels & Resorts LP, Series E, 4.00%,
6/15/2025 20,000 21,567

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9% (continued)
Financial – 42.0% (continued)
HSBC Holdings PLC, 4.29%, 9/12/2026 200,000 226,813
HSBC USA, Inc., 3.50%, 6/23/2024 150,000 164,028
Huntington Bancshares, Inc., 2.63%, 8/06/2024 100,000 106,645
Huntington National Bank (The), 3.13%,
4/01/2022 100,000 103,069
Intercontinental Exchange, Inc., 0.70%,
6/15/2023 50,000 50,390
Jefferies Financial Group, Inc., 5.50%,
10/18/2023 25,000 27,342
JPMorgan Chase & Co.
3.20%, 1/25/2023 50,000 52,828
3.21%, 4/01/2023 100,000 103,273
3.56%, 4/23/2024 75,000 80,037
3.63%, 5/13/2024 75,000 82,530
1.51%, 6/01/2024 50,000 51,155
3.88%, 9/10/2024 100,000 111,289
3.13%, 1/23/2025 50,000 54,368
3.22%, 3/01/2025 140,000 150,836
3.90%, 7/15/2025 40,000 45,067
2.30%, 10/15/2025 60,000 63,407
2.08%, 4/22/2026 50,000 52,299
KeyCorp, 4.15%, 10/29/2025 25,000 28,812
Lincoln National Corp., 3.35%, 3/09/2025 25,000 27,417
Lloyds Banking Group PLC, 2.44%, 2/05/2026 200,000 210,424
M&T Bank Corp., 3.55%, 7/26/2023 50,000 53,824
MetLife, Inc., Series D, 4.37%, 9/15/2023 50,000 55,169
Mitsubishi UFJ Financial Group, Inc.
3.22%, 3/07/2022 50,000 51,588
2.67%, 7/25/2022 100,000 103,424
3.46%, 3/02/2023 25,000 26,561
3.41%, 3/07/2024 100,000 108,694
Mizuho Financial Group, Inc., 2.95%, 2/28/2022 200,000 205,603
Morgan Stanley
4.88%, 11/01/2022 100,000 107,557
0.56%, 11/10/2023 100,000 100,127
Series F, 3.88%, 4/29/2024 100,000 110,301
3.70%, 10/23/2024 25,000 27,738
2.72%, 7/22/2025 100,000 106,741
4.00%, 7/23/2025 40,000 45,358
2.19%, 4/28/2026 50,000 52,476
National Bank of Canada
2.10%, 2/01/2023 15,000 15,493
0.90%, 8/15/2023 100,000 100,671
Natwest Group PLC
6.13%, 12/15/2022 100,000 109,304
6.00%, 12/19/2023 100,000 113,584
Northern Trust Corp., 3.95%, 10/30/2025 25,000 28,720
Owl Rock Capital Corp., 4.00%, 3/30/2025 50,000 52,461
PNC Financial Services Group, Inc. (The)
3.30%, 3/08/2022 100,000 103,079
2.85%, 11/09/2022
b
25,000 26,097
2.20%, 11/01/2024 75,000 79,649
Prudential Financial, Inc.
5.63%, 6/15/2043 50,000 53,878
5.38%, 5/15/2045 25,000 27,457
Public Storage, 2.37%, 9/15/2022 50,000 51,618
Realty Income Corp., 4.65%, 8/01/2023 50,000 54,802
Regions Financial Corp., 3.80%, 8/14/2023 50,000 54,012
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9% (continued)
Financial – 42.0% (continued)
Royal Bank of Canada
3.70%, 10/05/2023 50,000 54,419
2.25%, 11/01/2024 100,000 106,283
1.15%, 6/10/2025 30,000 30,496
Sabra Health Care LP, 4.80%, 6/01/2024 25,000 27,337
Santander Holdings USA, Inc.
3.40%, 1/18/2023 50,000 52,419
4.50%, 7/17/2025 40,000 45,096
Santander UK PLC, 4.00%, 3/13/2024 100,000 110,336
Simon Property Group LP
2.63%, 6/15/2022 70,000 71,917
3.50%, 9/01/2025 25,000 27,881
Site Centers Corp., 3.63%, 2/01/2025 50,000 52,550
State Street Corp.
3.70%, 11/20/2023 100,000 109,494
3.78%, 12/03/2024 25,000 27,347
3.55%, 8/18/2025 30,000 33,777
Stifel Financial Corp., 4.25%, 7/18/2024 25,000 27,935
Sumitomo Mitsui Financial Group, Inc.
2.78%, 7/12/2022 25,000 25,876
2.35%, 1/15/2025 200,000 211,053
Synchrony Financial, 4.50%, 7/23/2025 40,000 44,969
Toronto-Dominion Bank (The)
0.75%, 6/12/2023 30,000 30,282
0.45%, 9/11/2023 25,000 25,071
2.65%, 6/12/2024 100,000 107,101
1.15%, 6/12/2025 30,000 30,487
Truist Bank, 2.15%, 12/06/2024 50,000 52,970
Truist Financial Corp.
3.95%, 3/22/2022 50,000 51,867
2.75%, 4/01/2022 100,000 102,663
3.05%, 6/20/2022 100,000 103,614
2.85%, 10/26/2024 50,000 54,140
3.70%, 6/05/2025 30,000 33,708
1.20%, 8/05/2025 30,000 30,645
US Bancorp
3.38%, 2/05/2024 100,000 108,512
3.60%, 9/11/2024 75,000 82,857
US Bank NA, 2.80%, 1/27/2025 100,000 108,365
Ventas Realty LP, 3.50%, 4/15/2024 50,000 54,272
Visa, Inc.
2.80%, 12/14/2022 85,000 88,733
3.15%, 12/14/2025 25,000 27,830
Voya Financial, Inc., 3.13%, 7/15/2024 65,000 70,171
Wells Fargo & Co.
2.63%, 7/22/2022 50,000 51,701
3.07%, 1/24/2023 50,000 51,343
4.13%, 8/15/2023 100,000 108,779
1.65%, 6/02/2024 25,000 25,614
3.30%, 9/09/2024 150,000 163,946
3.00%, 2/19/2025 25,000 27,045
2.16%, 2/11/2026 25,000 26,109
2.19%, 4/30/2026 100,000 104,633
Welltower, Inc., 4.00%, 6/01/2025 20,000 22,530
Western Union Co. (The), 2.85%, 1/10/2025 25,000 26,796

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9% (continued)
Financial – 42.0% (continued)
Westpac Banking Corp.
2.50%, 6/28/2022 50,000 51,593
2.00%, 1/13/2023 25,000 25,837
3.30%, 2/26/2024 50,000 54,292
13,020,135
Industrial – 7.5%
3M Co.
3.25%, 2/14/2024 90,000 97,589
2.00%, 2/14/2025 25,000 26,377
Arrow Electronics, Inc., 3.25%, 9/08/2024 65,000 70,197
Boeing Co. (The)
2.13%, 3/01/2022 65,000 65,916
4.51%, 5/01/2023 40,000 43,038
4.88%, 5/01/2025 45,000 50,785
Burlington Northern Santa Fe LLC
3.05%, 3/15/2022 20,000 20,475
3.75%, 4/01/2024 50,000 54,745
Carrier Global Corp.
1.92%, 2/15/2023 20,000 20,565
2.24%, 2/15/2025 25,000 26,298
Caterpillar Financial Services Corp.
1.90%, 9/06/2022 70,000 71,810
0.45%, 9/14/2023 50,000 50,085
3.75%, 11/24/2023 50,000 54,687
0.80%, 11/13/2025 25,000 25,030
CNH Industrial Capital LLC, 1.95%, 7/02/2023 25,000 25,733
FedEx Corp., 3.80%, 5/15/2025 15,000 16,843
Flex Ltd., 4.75%, 6/15/2025 20,000 22,662
General Dynamics Corp.
2.25%, 11/15/2022 25,000 25,751
2.38%, 11/15/2024 25,000 26,656
General Electric Co.
3.38%, 3/11/2024 50,000 54,236
3.45%, 5/15/2024 50,000 54,227
Honeywell International, Inc., 2.15%,
8/08/2022 70,000 71,850
John Deere Capital Corp.
1.95%, 6/13/2022 65,000 66,476
2.15%, 9/08/2022 70,000 72,122
2.80%, 3/06/2023 50,000 52,628
2.65%, 6/24/2024 65,000 69,646
Lockheed Martin Corp., 3.55%, 1/15/2026 50,000 56,495
Norfolk Southern Corp., 3.00%, 4/01/2022 50,000 51,225
Northrop Grumman Corp.
2.55%, 10/15/2022 50,000 51,801
2.93%, 1/15/2025 75,000 81,050
Otis Worldwide Corp., 2.06%, 4/05/2025 25,000 26,321
Packaging Corp. of America
4.50%, 11/01/2023 25,000 27,469
3.65%, 9/15/2024 30,000 32,854
Raytheon Technologies Corp.
2.80%, 3/15/2022 75,000 76,875
3.20%, 3/15/2024 20,000 21,567
Republic Services, Inc.
2.50%, 8/15/2024 70,000 74,469
0.88%, 11/15/2025 25,000 25,007
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9% (continued)
Industrial – 7.5% (continued)
Roper Technologies, Inc.
3.65%, 9/15/2023 20,000 21,616
2.35%, 9/15/2024 70,000 74,065
Ryder System, Inc., 2.50%, 9/01/2024 50,000 53,007
Stanley Black & Decker, Inc., 4.00%, 3/15/2060 25,000 26,542
Union Pacific Corp.
2.95%, 3/01/2022 50,000 51,435
3.65%, 2/15/2024 32,000 34,783
3.15%, 3/01/2024 50,000 53,959
United Parcel Service, Inc.
2.50%, 4/01/2023 50,000 52,243
2.20%, 9/01/2024 15,000 15,870
Waste Management, Inc.
2.90%, 9/15/2022 65,000 67,265
0.75%, 11/15/2025 25,000 24,902
WRKCo, Inc., 3.00%, 9/15/2024 65,000 69,905
2,307,152
Technology – 7.3%
Adobe, Inc., 1.70%, 2/01/2023
c
50,000 51,416
Analog Devices, Inc., 2.95%, 4/01/2025 50,000 54,254
Apple, Inc.
2.50%, 2/09/2022 25,000 25,533
2.30%, 5/11/2022 75,000 76,843
1.70%, 9/11/2022 50,000 51,181
2.10%, 9/12/2022 50,000 51,414
1.80%, 9/11/2024 100,000 104,903
2.50%, 2/09/2025 50,000 53,746
3.20%, 5/13/2025 50,000 55,461
0.55%, 8/20/2025 25,000 24,960
Broadcom Corp. / Broadcom Cayman Finance
Ltd., 3.63%, 1/15/2024 50,000 54,039
Broadcom, Inc., 3.63%, 10/15/2024 20,000 21,861
Dell International LLC / EMC Corp., 4.00%,
7/15/2024
a
70,000 76,808
Fiserv, Inc., 2.75%, 7/01/2024 110,000 117,598
Hewlett Packard Enterprise Co.
2.25%, 4/01/2023 75,000 77,740
1.45%, 4/01/2024
c
40,000 40,962
HP, Inc., 2.20%, 6/17/2025
c
20,000 21,048
Intel Corp.
2.35%, 5/11/2022 70,000 71,736
3.40%, 3/25/2025 25,000 27,658
3.70%, 7/29/2025 60,000 67,408
International Business Machines Corp.
3.38%, 8/01/2023 25,000 26,873
3.00%, 5/15/2024 150,000 161,938
Intuit, Inc., 0.95%, 7/15/2025 40,000 40,442
LAM Research Corp., 3.80%, 3/15/2025 25,000 27,874
Leidos, Inc., 2.95%, 5/15/2023
a
25,000 26,299
Micron Technology, Inc., 2.50%, 4/24/2023 30,000 31,288
Microsoft Corp.
2.40%, 2/06/2022 55,000 56,116
3.63%, 12/15/2023 75,000 81,565
2.70%, 2/12/2025 25,000 27,004
3.13%, 11/03/2025 50,000 55,482
NetApp, Inc., 1.88%, 6/22/2025 25,000 26,004

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9% (continued)
Technology – 7.3% (continued)
Oracle Corp.
2.50%, 5/15/2022 75,000 76,849
3.63%, 7/15/2023 25,000 26,981
2.40%, 9/15/2023 120,000 125,905
3.40%, 7/08/2024 25,000 27,244
2.95%, 11/15/2024 50,000 54,193
2.50%, 4/01/2025 50,000 53,476
QUALCOMM, Inc., 2.90%, 5/20/2024 50,000 53,686
Texas Instruments, Inc., 1.85%, 5/15/2022 50,000 50,961
VMware, Inc., 2.95%, 8/21/2022 50,000 51,803
Xilinx, Inc., 2.95%, 6/01/2024 55,000 58,948
2,267,500
Utilities – 5.1%
Alabama Power Co., Series 17A, 2.45%,
3/30/2022 50,000 51,155
Ameren Corp., 2.50%, 9/15/2024 40,000 42,639
Avangrid, Inc., 3.20%, 4/15/2025 20,000 21,874
Berkshire Hathaway Energy Co., 3.75%,
11/15/2023 50,000 54,183
CenterPoint Energy Resources Corp., 3.55%,
4/01/2023 20,000 21,290
CenterPoint Energy, Inc., 2.50%, 9/01/2022 50,000 51,577
Connecticut Light And Power Co. (The), Series A,
0.75%, 12/01/2025 20,000 20,053
Dominion Energy Gas Holdings LLC, 3.60%,
12/15/2024 50,000 55,130
Dominion Energy, Inc.
3.07%, 8/15/2024
b
50,000 53,941
5.75%, 10/01/2054 25,000 27,643
DTE Energy Co.
Series B, 2.60%, 6/15/2022 50,000 51,464
Series C, 2.53%, 10/01/2024 25,000 26,596
Duke Energy Carolinas LLC, 3.05%, 3/15/2023 20,000 21,112
Duke Energy Corp., 3.75%, 4/15/2024 50,000 54,650
Duke Energy Progress LLC, 3.25%, 8/15/2025 50,000 55,331
Edison International, 3.55%, 11/15/2024 45,000 48,663
Entergy Gulf States Louisiana LLC, 5.59%,
10/01/2024 50,000 58,729
Evergy, Inc., 2.45%, 9/15/2024 25,000 26,461
Eversource Energy
Series K, 2.75%, 3/15/2022 50,000 51,273
Series Q, 0.80%, 8/15/2025 25,000 24,926
Florida Power & Light Co., 2.85%, 4/01/2025 25,000 27,163
Iberdrola International BV, 5.81%, 3/15/2025 35,000 41,693
National Fuel Gas Co., 3.75%, 3/01/2023 25,000 26,274
National Rural Utilities Cooperative Finance
Corp., 2.30%, 9/15/2022 65,000 67,014
NextEra Energy Capital Holdings, Inc., 3.15%,
4/01/2024 85,000 91,644
NiSource, Inc., 0.95%, 8/15/2025 25,000 25,039
Oncor Electric Delivery Co. LLC, 2.75%,
6/01/2024 25,000 26,788
Pacific Gas and Electric Co.
1.75%, 6/16/2022 50,000 50,138
3.45%, 7/01/2025 50,000 54,232
PECO Energy Co., 2.38%, 9/15/2022 65,000 66,881
Public Service Enterprise Group, Inc., 0.80%,
8/15/2025 25,000 24,994
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9% (continued)
Utilities – 5.1% (continued)
Sempra Energy
2.88%, 10/01/2022 20,000 20,684
2.90%, 2/01/2023 50,000 52,378
Southern California Edison Co.
Series B, 2.40%, 2/01/2022 65,000 66,018
Series D, 3.40%, 6/01/2023 20,000 21,283
Southern Co. (The), Series B, 4.00%, 1/15/2051 25,000 26,398
Virginia Electric and Power Co., Series A, 3.10%,
5/15/2025 10,000 10,878
Wisconsin Electric Power Co., 2.05%,
12/15/2024 20,000 21,100
Xcel Energy, Inc., 3.30%, 6/01/2025 30,000 32,845
1,572,134
Total Corporate Bonds (cost $29,930,384) 30,630,913
Investment Companies – 1.2% Shares
Registered Investment Companies – 1.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
d,e
(cost $369,597) 369,597 369,597
Investment of Cash Collateral for Securities Loaned – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
d,e
(cost $53,000) 53,000 53,000
Total Investments (cost $30,352,981) 100.2% 31,053,510
Liabilities, Less Cash and Receivables (0.2)% (73,417)
Net Assets 100.0% 30,980,093

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statements of Investments
a
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, these securities were valued at $213,936 or 0.69% of net assets.
b
Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
c
Security, or portion thereof, on loan. At January 31, 2021, the value of the fund’s securities on loan was $114,249 and the value of the collateral was $116,839, consisting of cash collateral of
$53,000 and U.S. Government & Agency securities valued at $63,839.
d
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
e
The rate shown is the 1-day yield as of January 31, 2021.

STATEMENT OF INVESTMENTS
January 31, 2021 (Unaudited)
BNY Mellon High Yield Beta ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4%
Basic Materials – 4.8%
Alcoa Nederland Holding BV, 5.50%,
12/15/2027
a
10,000 10,745
Allegheny Ludlum LLC, 6.95%, 12/15/2025 20,000 21,780
Allegheny Technologies, Inc.
7.88%, 8/15/2023 35,000 38,342
5.88%, 12/01/2027
b
18,000 18,913
Arcelormittal SA
4.55%, 3/11/2026 5,000 5,560
4.25%, 7/16/2029 25,000 27,970
7.25%, 10/15/2039 5,000 7,216
7.00%, 3/01/2041 25,000 35,623
ArcelorMittal SA, 3.60%, 7/16/2024 35,000 37,575
Arconic Corp.
6.00%, 5/15/2025
a
20,000 21,505
6.13%, 2/15/2028
a,b
15,000 16,099
Aruba Investments, Inc., 8.75%, 2/15/2023
a
5,000 5,014
Ashland LLC
4.75%, 8/15/2022 10,000 10,473
6.88%, 5/15/2043 10,000 13,343
Axalta Coating Systems LLC, 3.38%, 2/15/2029
a
15,000 14,697
Baffinland Iron Mines Corp. / Baffinland Iron
Mines LP, 8.75%, 7/15/2026
a
15,000 16,236
Big River Steel LLC / Brs Finance Corp., 6.63%,
1/31/2029
a
40,000 42,997
Blue Cube Spinco LLC, 10.00%, 10/15/2025 5,000 5,298
Carpenter Technology Corp.
4.45%, 3/01/2023 5,000 5,209
6.38%, 7/15/2028 15,000 16,410
CF Industries, Inc.
3.45%, 6/01/2023 20,000 20,976
5.15%, 3/15/2034 20,000 24,586
4.95%, 6/01/2043 15,000 18,048
5.38%, 3/15/2044 20,000 25,261
Chemours Co. (The)
7.00%, 5/15/2025
b
40,000 41,357
5.38%, 5/15/2027 13,000 13,987
5.75%, 11/15/2028
a
15,000 15,535
Clearwater Paper Corp., 4.75%, 8/15/2028
a
5,000 5,171
Cleveland-Cliffs, Inc.
4.88%, 1/15/2024
a
15,000 15,328
5.75%, 3/01/2025 13,000 13,272
9.88%, 10/17/2025
a
25,000 29,382
6.75%, 3/15/2026
a
5,000 5,380
5.88%, 6/01/2027 20,000 20,777
6.25%, 10/01/2040 12,000 11,440
Coeur Mining, Inc., 5.88%, 6/01/2024 5,000 5,036
Commercial Metals Co.
4.88%, 5/15/2023 15,000 15,847
5.75%, 4/15/2026 15,000 15,552
5.38%, 7/15/2027 10,000 10,598
Compass Minerals International, Inc., 4.88%,
7/15/2024
a
37,000 38,490
Cornerstone Chemical Co., 6.75%, 8/15/2024
a
20,000 18,142
CVR Partners LP / CVR Nitrogen Finance Corp.,
9.25%, 6/15/2023
a
15,000 15,227
Element Solutions, Inc., 3.88%, 9/01/2028
a
20,000 20,113
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Basic Materials – 4.8% (continued)
FMG Resources (August 2006) Pty Ltd.
4.75%, 5/15/2022
a
15,000 15,435
5.13%, 3/15/2023
a
10,000 10,509
5.13%, 5/15/2024
a
34,000 36,956
4.50%, 9/15/2027
a
30,000 32,978
Freeport-McMoRan, Inc.
3.88%, 3/15/2023 5,000 5,228
4.55%, 11/14/2024 5,000 5,488
5.00%, 9/01/2027 20,000 21,290
4.13%, 3/01/2028 15,000 15,769
4.38%, 8/01/2028 55,000 58,331
5.25%, 9/01/2029 10,000 11,166
4.25%, 3/01/2030 20,000 21,683
4.63%, 8/01/2030 30,000 33,326
5.40%, 11/14/2034 15,000 18,676
5.45%, 3/15/2043 35,000 43,803
GCP Applied Technologies, Inc., 5.50%,
4/15/2026
a
12,000 12,320
HB Fuller Co., 4.25%, 10/15/2028 30,000 30,709
Hecla Mining Co., 7.25%, 2/15/2028 17,000 18,369
Hexion, Inc., 7.88%, 7/15/2027
a
15,000 16,028
INEOS Group Holdings SA, 5.63%, 8/01/2024
a
13,000 13,217
Infrabuild Australia Pty Ltd., 12.00%,
10/01/2024
a
5,000 5,336
Ingevity Corp.
4.50%, 2/01/2026
a
11,000 11,178
3.88%, 11/01/2028
a
15,000 15,026
Innophos Holdings, Inc., 9.38%, 2/15/2028
a
22,000 24,090
Joseph T Ryerson & Son, Inc., 8.50%,
8/01/2028
a
15,000 16,785
Jw Aluminum Continuous Cast Co., 10.25%,
6/01/2026
a
5,000 5,300
Kaiser Aluminum Corp.
6.50%, 5/01/2025
a
20,000 21,374
4.63%, 3/01/2028
a
23,000 23,722
Kraton Polymers LLC / Kraton Polymers Capital
Corp., 4.25%, 12/15/2025
a
35,000 35,342
Mercer International, Inc.
6.50%, 2/01/2024 7,000 7,121
5.50%, 1/15/2026 10,000 10,253
Methanex Corp.
4.25%, 12/01/2024 10,000 10,458
5.25%, 12/15/2029 20,000 20,862
5.65%, 12/01/2044 5,000 5,198
Mineral Resources Ltd., 8.13%, 5/01/2027
a
15,000 16,627
Minerals Technologies, Inc., 5.00%, 7/01/2028
a
15,000 15,758
Neon Holdings, Inc., 10.13%, 4/01/2026
a
15,000 16,586
New Gold, Inc., 7.50%, 7/15/2027
a
10,000 10,801
Novelis Corp.
5.88%, 9/30/2026
a
35,000 36,676
4.75%, 1/30/2030
a
38,000 39,999
Nufarm Australia Ltd. / Nufarm Americas, Inc.,
5.75%, 4/30/2026
a
20,000 20,635
OCI NV, 5.25%, 11/01/2024
a
30,000 31,097

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Basic Materials – 4.8% (continued)
Olin Corp.
5.50%, 8/15/2022 5,000 5,225
9.50%, 6/01/2025
a
10,000 12,439
5.13%, 9/15/2027 11,000 11,477
5.63%, 8/01/2029 3,000 3,210
5.00%, 2/01/2030 15,000 15,715
PQ Corp., 5.75%, 12/15/2025
a
10,000 10,260
Rain CII Carbon LLC / CII Carbon Corp., 7.25%,
4/01/2025
a
17,000 17,516
Rayonier Am Products, Inc., 5.50%, 6/01/2024
a
10,000 9,043
Resolute Forest Products, Inc., 5.88%,
5/15/2023 7,000 7,009
Schweitzer-Mauduit International, Inc., 6.88%,
10/01/2026
a
17,000 18,098
Smurfit Kappa Treasury Funding DAC, 7.50%,
11/20/2025 10,000 12,324
TPC Group, Inc., 10.50%, 8/01/2024
a
20,000 18,959
Trinseo Materials Operating SCA / Trinseo
Materials Finance, Inc., 5.38%, 9/01/2025
a
15,000 15,361
Tronox Finance PLC, 5.75%, 10/01/2025
a
18,000 18,694
Tronox, Inc., 6.50%, 5/01/2025
a
10,000 10,722
U.S. Steel Corp.
12.00%, 6/01/2025
a
30,000 34,907
6.88%, 8/15/2025
b
25,000 24,704
6.25%, 3/15/2026 15,000 14,369
6.65%, 6/01/2037 10,000 9,400
Valvoline, Inc.
4.25%, 2/15/2030
a
30,000 31,433
3.63%, 6/15/2031
a
10,000 10,059
WR Grace & Co.-Conn, 5.63%, 10/01/2024
a
11,000 11,930
1,914,869
Communications – 17.0%
Altice Financing SA
7.50%, 5/15/2026
a
45,000 47,210
5.00%, 1/15/2028
a
25,000 25,617
Altice France Holding SA
10.50%, 5/15/2027
a
50,000 56,085
6.00%, 2/15/2028
a
25,000 25,211
Altice France SA
7.38%, 5/01/2026
a
155,000 162,422
8.13%, 2/01/2027
a
30,000 33,078
5.50%, 1/15/2028
a
22,000 22,936
5.13%, 1/15/2029
a
15,000 15,485
AMC Networks, Inc.
5.00%, 4/01/2024 20,000 20,323
4.75%, 8/01/2025 7,000 7,199
4.25%, 2/15/2029 260,000 259,327
Angi Group LLC, 3.88%, 8/15/2028
a
10,000 9,982
Avaya, Inc., 6.13%, 9/15/2028
a
30,000 31,916
Belo Corp.
7.75%, 6/01/2027 13,000 15,088
7.25%, 9/15/2027 5,000 5,772
Block Communications, Inc., 4.88%, 3/01/2028
a
15,000 15,608
C&W Senior Financing Dac, 6.88%, 9/15/2027
a
25,000 26,676
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Communications – 17.0% (continued)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 5/01/2027
a
100,000 105,130
5.88%, 5/01/2027
a
10,000 10,394
5.00%, 2/01/2028
a
80,000 84,035
5.38%, 6/01/2029
a
45,000 48,826
4.75%, 3/01/2030
a
105,000 111,613
4.50%, 8/15/2030
a
95,000 100,030
4.25%, 2/01/2031
a
80,000 82,023
4.50%, 5/01/2032
a
85,000 88,473
Cengage Learning, Inc., 9.50%, 6/15/2024
a
15,000 14,732
Cincinnati Bell, Inc., 8.00%, 10/15/2025
a
15,000 16,048
Clear Channel International BV, 6.63%,
8/01/2025
a
20,000 21,064
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024 50,000 52,006
5.13%, 8/15/2027
a
21,000 21,447
Cogent Communications Group, Inc., 5.38%,
3/01/2022
a
15,000 15,402
CommScope Technologies LLC
6.00%, 6/15/2025
a
61,000 62,291
5.00%, 3/15/2027
a
40,000 39,842
Commscope, Inc.
5.50%, 3/01/2024
a
25,000 25,695
6.00%, 3/01/2026
a
35,000 37,071
8.25%, 3/01/2027
a
51,000 54,903
7.13%, 7/01/2028
a
20,000 21,277
Connect Finco Sarl / Connect US Finco LLC,
6.75%, 10/01/2026
a
35,000 37,381
Consolidated Communications, Inc., 6.50%,
10/01/2028
a
5,000 5,438
CSC Holdings LLC
5.88%, 9/15/2022 17,000 17,993
5.25%, 6/01/2024 20,000 21,564
5.50%, 4/15/2027
a
55,000 57,995
5.38%, 2/01/2028
a
26,000 27,617
6.50%, 2/01/2029
a
75,000 83,526
5.75%, 1/15/2030
a
40,000 42,941
4.13%, 12/01/2030
a
25,000 25,555
4.63%, 12/01/2030
a
90,000 91,788
Cumulus Media New Holdings, Inc., 6.75%,
7/01/2026
a
45,000 45,680
Diamond Sports Group LLC / Diamond Sports
Finance Co.
5.38%, 8/15/2026
a
65,000 52,524
6.63%, 8/15/2027
a,b
40,000 25,407
DISH DBS Corp.
5.88%, 7/15/2022 58,000 60,309
5.00%, 3/15/2023 32,000 32,965
5.88%, 11/15/2024 49,000 50,770
7.75%, 7/01/2026 50,000 54,262
7.38%, 7/01/2028 10,000 10,411
DKT Finance ApS, 9.38%, 6/17/2023
a
20,000 20,780
EIG Investors Corp., 10.88%, 2/01/2024 7,000 7,190
Embarq Corp., 8.00%, 6/01/2036 32,000 39,208
Entercom Media Corp.
7.25%, 11/01/2024
a,b
6,000 6,113
6.50%, 5/01/2027
a
46,000 47,144
EW Scripps Co. (The), 5.13%, 5/15/2025
a
10,000 10,195

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Communications – 17.0% (continued)
Frontier Communications Corp., 6.75%,
5/01/2029
a
25,000 26,272
Getty Images, Inc., 9.75%, 3/01/2027
a
15,000 16,011
Go Daddy Operating Co. LLC / GD Finance Co.,
Inc., 5.25%, 12/01/2027
a
17,000 17,930
Gray Television, Inc.
5.88%, 7/15/2026
a
2,000 2,079
7.00%, 5/15/2027
a
10,000 10,925
4.75%, 10/15/2030
a
20,000 19,891
Hughes Satellite Systems Corp.
5.25%, 8/01/2026 20,000 22,173
6.63%, 8/01/2026 35,000 39,560
iHeartCommunications, Inc., 8.38%, 5/01/2027 38,000 40,559
Iheartcommunications, Inc.
5.25%, 8/15/2027
a
20,000 20,747
4.75%, 1/15/2028
a
30,000 30,725
Intrado Corp., 8.50%, 10/15/2025
a
20,000 19,784
Lamar Media Corp.
5.75%, 2/01/2026 3,000 3,086
4.88%, 1/15/2029 10,000 10,600
4.00%, 2/15/2030 30,000 30,770
LCPR Senior Secured Financing DAC, 6.75%,
10/15/2027
a
25,000 26,888
Level 3 Financing, Inc.
4.63%, 9/15/2027
a
110,000 114,412
4.25%, 7/01/2028
a
20,000 20,499
Liberty Interactive LLC
8.50%, 7/15/2029 5,000 5,769
8.25%, 2/01/2030 25,000 28,725
Ligado Networks LLC, 15.50%, 11/01/2023
a,c
70,000 70,582
LogMeIn, Inc., 5.50%, 9/01/2027
a
40,000 41,840
Lumen Technologies, Inc.
Series T, 5.80%, 3/15/2022 15,000 15,671
Series W, 6.75%, 12/01/2023 14,000 15,532
Series Y, 7.50%, 4/01/2024 42,000 47,318
5.63%, 4/01/2025 15,000 16,348
5.13%, 12/15/2026
a
16,000 16,997
4.00%, 2/15/2027
a
41,000 42,398
Series G, 6.88%, 1/15/2028 5,000 5,839
Series P, 7.60%, 9/15/2039 10,000 12,358
Series U, 7.65%, 3/15/2042 10,000 12,378
Match Group Holdings II LLC
5.00%, 12/15/2027
a
13,000 13,663
4.63%, 6/01/2028
a
10,000 10,421
5.63%, 2/15/2029
a
5,000 5,450
4.13%, 8/01/2030
a
5,000 5,142
MDC Partners, Inc., 7.50%, 5/01/2024
a,d
13,000 13,266
Meredith Corp.
6.50%, 7/01/2025
a
10,000 10,638
6.88%, 2/01/2026
b
25,000 25,292
Midcontinent Communications / Midcontinent
Finance Corp., 5.38%, 8/15/2027
a
40,000 42,048
National CineMedia LLC, 5.88%, 4/15/2028
a
5,000 4,529
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Communications – 17.0% (continued)
Netflix, Inc.
5.50%, 2/15/2022 15,000 15,717
5.75%, 3/01/2024 10,000 11,374
5.88%, 2/15/2025 60,000 70,149
4.38%, 11/15/2026 10,000 11,426
4.88%, 4/15/2028 25,000 29,265
5.88%, 11/15/2028 50,000 62,742
6.38%, 5/15/2029 45,000 57,983
5.38%, 11/15/2029
a
20,000 24,883
4.88%, 6/15/2030
a
41,000 49,815
Nexstar Broadcasting, Inc., 5.63%, 7/15/2027
a
50,000 53,083
Nokia OYJ
3.38%, 6/12/2022 13,000 13,423
4.38%, 6/12/2027 8,000 8,794
6.63%, 5/15/2039 10,000 13,113
NortonLifeLock, Inc.
3.95%, 6/15/2022 20,000 20,510
5.00%, 4/15/2025
a
5,000 5,089
Outfront Media Capital LLC / Outfront Media
Capital Corp.
5.63%, 2/15/2024 18,000 18,187
5.00%, 8/15/2027
a
10,000 10,309
4.63%, 3/15/2030
a
25,000 25,008
Photo Holdings Merger Sub, Inc., 8.50%,
10/01/2026
a
30,000 31,791
Plantronics, Inc., 5.50%, 5/31/2023
a
12,000 12,024
Qualitytech LP / Qts Finance Corp., 3.88%,
10/01/2028
a
15,000 15,303
Quebecor Media, Inc., 5.75%, 1/15/2023 30,000 32,204
Qwest Corp., 7.25%, 9/15/2025 10,000 12,043
Radiate Holdco LLC / Radiate Finance, Inc.
4.50%, 9/15/2026
a
60,000 61,277
6.50%, 9/15/2028
a
25,000 26,302
Salem Media Group, Inc., 6.75%, 6/01/2024
a
20,000 19,666
Scripps Escrow II, Inc., 3.88%, 1/15/2029
a
15,000 15,007
Scripps Escrow, Inc., 5.88%, 7/15/2027
a
25,000 26,046
Sinclair Television Group, Inc.
5.88%, 3/15/2026
a
12,000 12,288
5.13%, 2/15/2027
a
26,000 26,254
5.50%, 3/01/2030
a
6,000 6,187
Sirius XM Radio, Inc.
3.88%, 8/01/2022
a
20,000 20,203
4.63%, 7/15/2024
a
35,000 36,184
5.38%, 7/15/2026
a
5,000 5,203
5.00%, 8/01/2027
a
20,000 21,027
5.50%, 7/01/2029
a
45,000 49,031
4.13%, 7/01/2030
a
30,000 30,906
Sprint Capital Corp.
6.88%, 11/15/2028 44,000 56,513
8.75%, 3/15/2032 45,000 68,728
Sprint Communications, Inc., 6.00%,
11/15/2022 59,000 63,445
Sprint Corp.
7.88%, 9/15/2023 110,000 127,057
7.13%, 6/15/2024 65,000 75,777
7.63%, 2/15/2025 40,000 47,809
7.63%, 3/01/2026 20,000 24,645
Switch Ltd., 3.75%, 9/15/2028
a
15,000 15,341

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Communications – 17.0% (continued)
TEGNA, Inc.
4.75%, 3/15/2026
a
30,000 31,808
4.63%, 3/15/2028
a
23,000 23,283
5.00%, 9/15/2029 31,000 32,259
Telecom Italia Capital SA
6.38%, 11/15/2033 20,000 24,691
6.00%, 9/30/2034 30,000 35,946
7.20%, 7/18/2036 20,000 26,435
7.72%, 6/04/2038 10,000 14,072
Telesat Canada / Telesat LLC
4.88%, 6/01/2027
a
13,000 13,475
6.50%, 10/15/2027
a,b
35,000 37,039
Terrier Media Buyer, Inc., 8.88%, 12/15/2027
a
30,000 32,477
T-Mobile USA, Inc.
4.00%, 4/15/2022 15,000 15,442
6.00%, 4/15/2024 5,000 5,054
6.50%, 1/15/2026 25,000 25,802
4.50%, 2/01/2026 10,000 10,228
2.25%, 2/15/2026 50,000 50,618
5.38%, 4/15/2027 15,000 15,991
4.75%, 2/01/2028 35,000 37,373
2.63%, 2/15/2029 50,000 50,279
2.88%, 2/15/2031 50,000 50,479
Trilogy International Partners LLC / Trilogy
International Finance, Inc., 8.88%,
5/01/2022
a
10,000 9,747
Tripadvisor, Inc., 7.00%, 7/15/2025
a
15,000 16,178
Twitter, Inc., 3.88%, 12/15/2027
a
20,000 21,041
U.S. Cellular Corp., 6.70%, 12/15/2033 25,000 32,354
Uber Technologies, Inc.
7.50%, 5/15/2025
a
25,000 26,782
8.00%, 11/01/2026
a
40,000 43,202
7.50%, 9/15/2027
a
47,000 51,519
Univision Communications, Inc.
5.13%, 2/15/2025
a
38,000 38,132
9.50%, 5/01/2025
a
15,000 16,404
6.63%, 6/01/2027
a
40,000 42,236
UPC Holding BV, 5.50%, 1/15/2028
a
15,000 15,696
Veon Holdings BV, 4.00%, 4/09/2025
a
75,000 79,478
VeriSign, Inc.
5.25%, 4/01/2025 16,000 18,138
4.75%, 7/15/2027 45,000 47,907
ViacomCBS, Inc.
5.88%, 2/28/2057 41,000 42,201
6.25%, 2/28/2057 27,000 30,198
ViaSat, Inc.
5.63%, 9/15/2025
a
30,000 30,664
5.63%, 4/15/2027
a
12,000 12,619
6.50%, 7/15/2028
a,b
20,000 21,603
Videotron Ltd.
5.00%, 7/15/2022 12,000 12,586
5.38%, 6/15/2024
a
20,000 22,001
Virgin Media Finance PLC, 5.00%, 7/15/2030
a
30,000 30,850
Virgin Media Secured Finance PLC
5.50%, 8/15/2026
a
5,000 5,218
5.50%, 5/15/2029
a
25,000 26,953
4.50%, 8/15/2030
a
25,000 25,895
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Communications – 17.0% (continued)
Vmed O2 UK Financing I PLC, 4.25%,
1/31/2031
a
65,000 64,839
Vodafone Group PLC, 7.00%, 4/04/2079 81,000 100,532
Windstream Escrow LLC / Windstream Escrow
Finance Corp., 7.75%, 8/15/2028
a
30,000 30,371
Zayo Group Holdings, Inc.
4.00%, 3/01/2027
a
36,000 36,091
6.13%, 3/01/2028
a
38,000 39,549
Ziggo Bond Co. BV, 6.00%, 1/15/2027
a
25,000 26,172
Ziggo BV
5.50%, 1/15/2027
a
55,000 57,549
4.88%, 1/15/2030
a
30,000 31,411
6,680,106
Consumer, Cyclical – 21.6%
1011778 BC ULC / New Red Finance, Inc.
4.25%, 5/15/2024
a
20,000 20,350
5.75%, 4/15/2025
a
15,000 16,014
3.88%, 1/15/2028
a
25,000 25,356
3.50%, 2/15/2029
a
20,000 19,975
4.00%, 10/15/2030
a
60,000 59,558
Abercrombie & Fitch Management Co., 8.75%,
7/15/2025
a
10,000 11,104
Adient Global Holdings Ltd., 4.88%, 8/15/2026
a
20,000 20,245
Adient US LLC
9.00%, 4/15/2025
a
15,000 16,784
7.00%, 5/15/2026
a
22,000 23,951
Allen Media LLC / Allen Media Co.-Issuer, Inc.,
10.50%, 2/15/2028
a
5,000 5,225
Allison Transmission, Inc.
4.75%, 10/01/2027
a
10,000 10,466
5.88%, 6/01/2029
a
15,000 16,549
3.75%, 1/30/2031
a
20,000 19,894
AMC Entertainment Holdings, Inc., 10.50%,
4/24/2026
a
5,000 5,001
American Airlines Group, Inc.
5.00%, 6/01/2022
a
25,000 23,495
3.75%, 3/01/2025
a,b
7,000 5,362
American Airlines Pass-Through Trust
Series 2013-1, , Class A4.00%, 7/15/2025 7,369 6,701
Series 2014-1, , Class A3.70%, 10/01/2026 23,697 22,868
Series 2015-1, , Class A3.38%, 5/01/2027 109,041 103,448
Series 2016-1, , Class A4.10%, 1/15/2028 11,784 11,508
Series 2016-2, , Class A3.65%, 6/15/2028 34,809 33,065
American Airlines, Inc., 11.75%, 7/15/2025
a
45,000 52,016
American Axle & Manufacturing, Inc.
6.25%, 4/01/2025
b
15,000 15,469
6.25%, 3/15/2026 10,000 10,210
6.50%, 4/01/2027
b
10,000 10,460
6.88%, 7/01/2028
b
15,000 15,771
American Builders & Contractors Supply Co.,
Inc., 4.00%, 1/15/2028
a
45,000 46,563
Aramark Services, Inc.
5.00%, 4/01/2025
a
10,000 10,274
6.38%, 5/01/2025
a,b
35,000 37,221
4.75%, 6/01/2026 5,000 5,109
5.00%, 2/01/2028
a,b
46,000 47,954
Arrow Bidco LLC, 9.50%, 3/15/2024
a
10,000 8,798

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Consumer, Cyclical – 21.6% (continued)
Asbury Automotive Group, Inc.
4.50%, 3/01/2028 10,000 10,298
4.75%, 3/01/2030 11,000 11,573
Ashton Woods USA LLC / Ashton Woods Finance
Co.
6.75%, 8/01/2025
a
5,000 5,204
9.88%, 4/01/2027
a
5,000 5,660
6.63%, 1/15/2028
a
5,000 5,320
Aston Martin Capital Holdings Ltd., 10.50%,
11/30/2025
a
100,000 108,313
Avient Corp.
5.25%, 3/15/2023 3,000 3,243
5.75%, 5/15/2025
a
20,000 21,208
Bally's Corp., 6.75%, 6/01/2027
a
15,000 16,074
Bcd Acquisition, Inc., 9.63%, 9/15/2023
a
15,000 15,364
Beacon Roofing Supply, Inc.
4.88%, 11/01/2025
a
17,000 17,183
4.50%, 11/15/2026
a
13,000 13,577
Beazer Homes USA, Inc., 5.88%, 10/15/2027 10,000 10,561
Bed Bath & Beyond, Inc.
3.75%, 8/01/2024 7,000 7,071
4.92%, 8/01/2034 9,000 8,500
5.17%, 8/01/2044 5,000 4,589
Boyd Gaming Corp.
8.63%, 6/01/2025
a
15,000 16,550
6.38%, 4/01/2026 20,000 20,698
6.00%, 8/15/2026 20,000 20,710
4.75%, 12/01/2027 15,000 15,383
Boyne USA, Inc., 7.25%, 5/01/2025
a
15,000 15,672
Brinker International, Inc.
3.88%, 5/15/2023 10,000 10,071
5.00%, 10/01/2024
a
10,000 10,433
Brookfield Residential Properties, Inc. /
Brookfield Residential US Corp.
6.38%, 5/15/2025
a
15,000 15,448
6.25%, 9/15/2027
a
15,000 15,897
4.88%, 2/15/2030
a
10,000 10,256
Buena Vista Gaming Authority, 13.00%,
4/01/2023
a
10,000 10,853
Burlington Coat Factory Warehouse Corp.,
6.25%, 4/15/2025
a
20,000 21,391
Caesars Entertainment, Inc.
6.25%, 7/01/2025
a
100,000 105,415
8.13%, 7/01/2027
a
45,000 49,322
Caesars Resort Collection LLC / CRC Finco, Inc.
5.75%, 7/01/2025
a
25,000 26,237
5.25%, 10/15/2025
a
42,000 41,781
Caleres, Inc., 6.25%, 8/15/2023 6,000 6,030
Carnival Corp.
11.50%, 4/01/2023
a
75,000 85,053
10.50%, 2/01/2026
a
45,000 52,186
7.63%, 3/01/2026
a,b
25,000 26,443
9.88%, 8/01/2027
a
45,000 51,506
6.65%, 1/15/2028 20,000 21,080
Carvana Co.
5.63%, 10/01/2025
a
15,000 15,508
5.88%, 10/01/2028
a
20,000 20,771
Cd&r Smokey Buyer, Inc., 6.75%, 7/15/2025
a
15,000 16,081
Cedar Fair LP, 5.25%, 7/15/2029 15,000 15,022
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Consumer, Cyclical – 21.6% (continued)
Cedar Fair LP / Canada's Wonderland Co.
/ Magnum Management Corp., 5.38%,
6/01/2024 20,000 20,011
Cedar Fair LP / Canada's Wonderland Co. /
Magnum Management Corp. / Millennium
Operations LLC
5.38%, 4/15/2027 30,000 30,094
6.50%, 10/01/2028
a
5,000 5,278
Century Communities, Inc.
5.88%, 7/15/2025 17,000 17,700
6.75%, 6/01/2027 16,000 17,118
Churchill Downs, Inc.
5.50%, 4/01/2027
a
15,000 15,689
4.75%, 1/15/2028
a
10,000 10,402
Cinemark USA, Inc.
5.13%, 12/15/2022 10,000 9,779
4.88%, 6/01/2023 15,000 14,541
Clarios Global LP, 6.75%, 5/15/2025
a
10,000 10,655
Clarios Global LP / Clarios US Finance Co.
6.25%, 5/15/2026
a
45,000 47,736
8.50%, 5/15/2027
a
35,000 37,051
Constellation Merger Sub, Inc., 8.50%,
9/15/2025
a,b
10,000 9,209
Cooper-Standard Automotive, Inc., 5.63%,
11/15/2026
a
10,000 9,123
Core & Main Holdings LP, 8.63%, 9/15/2024
a,c
55,000 56,171
Core & Main LP, 6.13%, 8/15/2025
a
5,000 5,136
Dana Financing Luxembourg Sarl
5.75%, 4/15/2025
a
7,000 7,236
6.50%, 6/01/2026
a
7,000 7,309
Dave & Buster's, Inc., 7.63%, 11/01/2025
a
15,000 15,793
Dealer Tire LLC / Dt Issuer LLC, 8.00%,
2/01/2028
a
15,000 15,989
Delta Air Lines, Inc.
3.63%, 3/15/2022 55,000 55,919
3.80%, 4/19/2023 20,000 20,486
2.90%, 10/28/2024 10,000 9,827
7.38%, 1/15/2026 30,000 34,442
4.38%, 4/19/2028 20,000 20,414
3.75%, 10/28/2029 20,000 19,635
Diamond Resorts International, Inc.
7.75%, 9/01/2023
a
10,000 10,279
10.75%, 9/01/2024
a
10,000 10,301
Downstream Development Authority of
The Quapaw Tribe of Oklahoma, 10.50%,
2/15/2023
a
10,000 10,200
eG Global Finance PLC, 6.75%, 2/07/2025
a
22,000 22,647
Enterprise Development Authority (The),
12.00%, 7/15/2024
a
15,000 16,866
Ferrellgas LP / Ferrellgas Finance Corp., 10.00%,
4/15/2025
a
10,000 11,122
FirstCash, Inc., 4.63%, 9/01/2028
a
15,000 15,572
Ford Holdings LLC, 9.30%, 3/01/2030 5,000 6,592

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Consumer, Cyclical – 21.6% (continued)
Ford Motor Co.
8.50%, 4/21/2023 60,000 67,178
9.00%, 4/22/2025 75,000 91,395
7.13%, 11/15/2025 25,000 28,794
4.35%, 12/08/2026 50,000 53,331
6.63%, 10/01/2028 30,000 35,004
6.38%, 2/01/2029 10,000 11,162
9.63%, 4/22/2030
b
20,000 28,355
7.45%, 7/16/2031 72,000 92,028
4.75%, 1/15/2043 60,000 60,506
7.40%, 11/01/2046 10,000 12,074
5.29%, 12/08/2046 35,000 36,811
9.98%, 2/15/2047 5,000 7,244
Ford Motor Credit Co. LLC
3.34%, 3/28/2022 20,000 20,251
2.98%, 8/03/2022 20,000 20,199
4.25%, 9/20/2022 10,000 10,325
3.55%, 10/07/2022 15,000 15,305
3.35%, 11/01/2022 40,000 40,631
3.09%, 1/09/2023 30,000 30,333
4.14%, 2/15/2023 35,000 36,113
3.10%, 5/04/2023 20,000 20,210
4.38%, 8/06/2023 10,000 10,425
3.37%, 11/17/2023 10,000 10,179
3.81%, 1/09/2024 20,000 20,668
5.58%, 3/18/2024 50,000 54,028
3.66%, 9/08/2024 10,000 10,300
4.06%, 11/01/2024 40,000 41,658
4.69%, 6/09/2025 40,000 42,790
5.13%, 6/16/2025 50,000 54,317
4.13%, 8/04/2025 50,000 52,402
4.39%, 1/08/2026 25,000 26,588
4.54%, 8/01/2026 15,000 16,012
4.27%, 1/09/2027 20,000 21,070
4.13%, 8/17/2027 20,000 21,034
3.82%, 11/02/2027 10,000 10,285
5.11%, 5/03/2029 90,000 99,047
Forestar Group, Inc.
8.00%, 4/15/2024
a
13,000 13,657
5.00%, 3/01/2028
a
5,000 5,209
Gamestop Corp., 10.00%, 3/15/2023
a
5,000 5,241
Gap, Inc. (The)
8.63%, 5/15/2025
a
21,000 23,512
8.88%, 5/15/2027
a
40,000 46,702
Gateway Casinos & Entertainment Ltd., 8.25%,
3/01/2024
a
2,000 1,853
G-III Apparel Group Ltd., 7.88%, 8/15/2025
a
10,000 10,949
Golden Nugget, Inc.
6.75%, 10/15/2024
a
35,000 34,999
8.75%, 10/01/2025
a,b
20,000 20,769
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023 15,000 15,037
9.50%, 5/31/2025 20,000 22,376
5.00%, 5/31/2026 10,000 10,226
4.88%, 3/15/2027
b
15,000 15,302
H&E Equipment Services, Inc., 3.88%,
12/15/2028
a
30,000 29,886
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Consumer, Cyclical – 21.6% (continued)
Hanesbrands, Inc.
4.63%, 5/15/2024
a
3,000 3,167
5.38%, 5/15/2025
a
15,000 15,980
4.88%, 5/15/2026
a
5,000 5,401
Hilton Domestic Operating Co., Inc.
5.38%, 5/01/2025
a
15,000 15,816
5.13%, 5/01/2026 45,000 46,646
5.75%, 5/01/2028
a
15,000 16,188
3.75%, 5/01/2029
a
20,000 20,314
4.88%, 1/15/2030 25,000 26,971
4.00%, 5/01/2031
a
20,000 20,558
3.63%, 2/15/2032
a
60,000 59,381
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower, Inc., 6.13%,
12/01/2024 13,000 13,593
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp., 4.88%, 4/01/2027 30,000 31,403
IAA, Inc., 5.50%, 6/15/2027
a
22,000 23,097
IHO Verwaltungs GmbH
4.75%, 9/15/2026
a,c
25,000 25,979
6.00%, 5/15/2027
a,c
20,000 21,247
6.38%, 5/15/2029
a,c
25,000 27,673
Installed Building Products, Inc., 5.75%,
2/01/2028
a
20,000 21,343
International Game Technology PLC
6.50%, 2/15/2025
a
23,000 25,382
6.25%, 1/15/2027
a
23,000 26,337
5.25%, 1/15/2029
a
25,000 26,684
IRB Holding Corp.
7.00%, 6/15/2025
a
15,000 16,280
6.75%, 2/15/2026
a
5,000 5,150
Jacobs Entertainment, Inc., 7.88%, 2/01/2024
a
5,000 5,200
Jaguar Land Rover Automotive PLC
5.63%, 2/01/2023
a,b
16,000 16,010
5.88%, 1/15/2028
a
89,740 91,823
JB Poindexter & Co., Inc., 7.13%, 4/15/2026
a
15,000 15,970
K Hovnanian Enterprises, Inc., 10.50%,
2/15/2026
a
10,000 10,541
KAR Auction Services, Inc., 5.13%, 6/01/2025
a
25,000 25,648
KB Home
7.50%, 9/15/2022 33,000 35,974
7.63%, 5/15/2023 21,000 23,188
6.88%, 6/15/2027 10,000 11,826
4.80%, 11/15/2029 11,000 12,129
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
5.25%, 6/01/2026
a
30,000 31,131
4.75%, 6/01/2027
a
20,000 20,986
L Brands, Inc.
5.63%, 2/15/2022 5,000 5,180
5.63%, 10/15/2023 5,000 5,418
9.38%, 7/01/2025
a
5,000 6,175
6.69%, 1/15/2027 5,000 5,595
5.25%, 2/01/2028 25,000 26,402
7.50%, 6/15/2029 15,000 16,971
6.63%, 10/01/2030
a
20,000 22,392
6.88%, 11/01/2035 15,000 17,393
6.75%, 7/01/2036 15,000 17,125
7.60%, 7/15/2037 4,000 4,456

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Consumer, Cyclical – 21.6% (continued)
LGI Homes, Inc., 6.88%, 7/15/2026
a
17,000 17,799
Lions Gate Capital Holdings LLC
6.38%, 2/01/2024
a
21,000 21,590
5.88%, 11/01/2024
a
13,000 13,264
Lithia Motors, Inc.
4.63%, 12/15/2027
a
7,000 7,421
4.38%, 1/15/2031
a
30,000 31,738
Live Nation Entertainment, Inc.
4.88%, 11/01/2024
a
15,000 15,126
5.63%, 3/15/2026
a
11,000 11,304
6.50%, 5/15/2027
a
10,000 11,112
4.75%, 10/15/2027
a
5,000 5,039
3.75%, 1/15/2028
a
60,000 60,534
LTF Merger Sub, Inc., 8.50%, 6/15/2023
a
15,000 15,021
M/I Homes, Inc.
5.63%, 8/01/2025 10,000 10,393
4.95%, 2/01/2028 8,000 8,447
Macy's Retail Holdings LLC
2.88%, 2/15/2023 35,000 34,320
4.38%, 9/01/2023 20,000 19,803
3.63%, 6/01/2024
b
20,000 19,378
6.38%, 3/15/2037 10,000 9,271
5.13%, 1/15/2042
b
10,000 8,118
4.30%, 2/15/2043 25,000 18,677
Marriott Ownership Resorts, Inc.
6.13%, 9/15/2025
a
10,000 10,551
6.50%, 9/15/2026 15,000 15,590
Mattamy Group Corp.
5.25%, 12/15/2027
a
15,000 15,815
4.63%, 3/01/2030
a
3,000 3,124
Mattel, Inc.
3.15%, 3/15/2023 37,000 37,701
6.75%, 12/31/2025
a
20,000 21,023
5.88%, 12/15/2027
a
20,000 22,030
6.20%, 10/01/2040 15,000 17,547
5.45%, 11/01/2041 5,000 5,522
MDC Holdings, Inc., 6.00%, 1/15/2043 10,000 13,640
Melco Resorts Finance Ltd.
5.75%, 7/21/2028
a
15,000 15,862
5.38%, 12/04/2029
a
90,000 94,233
Meritage Homes Corp.
7.00%, 4/01/2022 9,000 9,537
6.00%, 6/01/2025 12,000 13,647
Meritor, Inc.
6.25%, 6/01/2025
a
10,000 10,708
4.50%, 12/15/2028
a
10,000 10,181
Merlin Entertainments Ltd., 5.75%, 6/15/2026
a
25,000 26,003
MGM China Holdings Ltd., 5.38%, 5/15/2024
a
25,000 25,738
MGM Resorts International
7.75%, 3/15/2022 13,000 13,813
6.00%, 3/15/2023 23,000 24,567
6.75%, 5/01/2025 20,000 21,398
5.75%, 6/15/2025 20,000 21,898
4.63%, 9/01/2026 10,000 10,428
5.50%, 4/15/2027 15,000 16,252
4.75%, 10/15/2028 15,000 15,642
Michael Kors USA, Inc., 4.50%, 11/01/2024
a
30,000 31,726
Michaels Stores, Inc., 8.00%, 7/15/2027
a,b
15,000 16,070
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Consumer, Cyclical – 21.6% (continued)
Mohegan Gaming & Entertainment, 8.00%,
2/01/2026
a
105,000 103,916
Murphy Oil USA, Inc.
5.63%, 5/01/2027 7,000 7,406
4.75%, 9/15/2029 20,000 21,398
Navistar International Corp., 9.50%, 5/01/2025
a
25,000 27,852
NCL Corp. Ltd.
12.25%, 5/15/2024
a
20,000 23,262
3.63%, 12/15/2024
a
10,000 8,930
10.25%, 2/01/2026
a
30,000 34,796
Newell Brands, Inc.
4.00%, 6/15/2022 5,000 5,150
4.35%, 4/01/2023 11,000 11,589
4.88%, 6/01/2025 30,000 33,037
4.70%, 4/01/2026 40,000 43,985
5.88%, 4/01/2036 16,000 19,645
6.00%, 4/01/2046 31,000 40,714
Nordstrom, Inc.
4.00%, 3/15/2027 30,000 29,963
6.95%, 3/15/2028 25,000 29,182
4.38%, 4/01/2030
b
10,000 10,015
5.00%, 1/15/2044 30,000 29,545
Penn National Gaming, Inc., 5.63%, 1/15/2027
a
15,000 15,776
Penske Automotive Group, Inc.
3.50%, 9/01/2025 15,000 15,334
5.50%, 5/15/2026 16,000 16,630
Performance Food Group, Inc.
5.50%, 6/01/2024
a
15,000 15,094
5.50%, 10/15/2027
a
20,000 21,051
PetSmart, Inc.
7.13%, 3/15/2023
a
25,000 25,078
5.88%, 6/01/2025
a
10,000 10,284
8.88%, 6/01/2025
a
20,000 20,854
Petsmart, Inc. / Petsmart Finance Corp.
4.75%, 2/15/2028
a
25,000 25,000
7.75%, 2/15/2029
a
65,000 65,000
Picasso Finance Sub, Inc., 6.13%, 6/15/2025
a
15,000 16,026
Pm General Purchaser LLC, 9.50%, 10/01/2028
a
15,000 16,474
Powdr Corp., 6.00%, 8/01/2025
a
10,000 10,522
QVC, Inc.
4.38%, 3/15/2023 35,000 36,924
4.85%, 4/01/2024 20,000 21,694
4.45%, 2/15/2025 20,000 21,449
4.75%, 2/15/2027 20,000 21,459
5.45%, 8/15/2034 15,000 16,054
5.95%, 3/15/2043 20,000 20,773
Resideo Funding, Inc., 6.13%, 11/01/2026
a
10,000 10,621
Rite AID Corp.
7.50%, 7/01/2025
a
30,000 31,770
8.00%, 11/15/2026
a
25,000 26,871
7.70%, 2/15/2027 10,000 9,952
Royal Caribbean Cruises Ltd.
5.25%, 11/15/2022 35,000 34,476
10.88%, 6/01/2023
a
20,000 22,557
9.13%, 6/15/2023
a
20,000 21,570
11.50%, 6/01/2025
a
60,000 69,140
7.50%, 10/15/2027
b
10,000 10,805
3.70%, 3/15/2028 20,000 17,552

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Consumer, Cyclical – 21.6% (continued)
Sally Holdings LLC / Sally Capital, Inc., 5.50%,
11/01/2023
b
32,000 32,253
Scientific Games International, Inc.
5.00%, 10/15/2025
a
17,000 17,511
8.25%, 3/15/2026
a
50,000 52,903
7.00%, 5/15/2028
a
16,000 17,010
7.25%, 11/15/2029
a
10,000 10,777
Scotts Miracle-GRO Co. (The)
5.25%, 12/15/2026 10,000 10,540
4.50%, 10/15/2029 15,000 16,111
Seaworld Parks & Entertainment, Inc., 9.50%,
8/01/2025
a
40,000 43,223
Shea Homes LP / Shea Homes Funding Corp.,
4.75%, 2/15/2028
a
20,000 20,601
Silversea Cruise Finance Ltd., 7.25%,
2/01/2025
a
40,000 41,278
Six Flags Entertainment Corp.
4.88%, 7/31/2024
a
35,000 34,765
5.50%, 4/15/2027
a,b
15,000 15,146
Six Flags Theme Parks, Inc., 7.00%, 7/01/2025
a
15,000 16,170
Specialty Building Products Holdings LLC / Sbp
Finance Corp., 6.38%, 9/30/2026
a
15,000 15,766
Speedway Motorsports LLC / Speedway Funding
II, Inc., 4.88%, 11/01/2027
a
11,000 10,928
Spirit Loyalty Cayman Ltd. / Spirit Ip Cayman
Ltd., 8.00%, 9/20/2025
a
24,400 27,689
SRS Distribution, Inc., 8.25%, 7/01/2026
a,b
15,000 15,909
Staples, Inc.
7.50%, 4/15/2026
a
50,000 51,004
10.75%, 4/15/2027
a
30,000 29,075
Stars Group Holdings BV / Stars Group US Co.-
Borrower LLC, 7.00%, 7/15/2026
a
16,000 16,816
Station Casinos LLC
5.00%, 10/01/2025
a
15,000 15,097
4.50%, 2/15/2028
a
5,000 4,906
Studio City Finance Ltd.
6.00%, 7/15/2025
a
10,000 10,489
6.50%, 1/15/2028
a
10,000 10,708
5.00%, 1/15/2029
a
60,000 60,610
Suburban Propane Partners LP/Suburban
Energy Finance Corp.
5.50%, 6/01/2024 10,000 10,168
5.88%, 3/01/2027 20,000 20,914
Sugarhouse HSP Gaming Prop Mezz LP /
Sugarhouse HSP Gaming Finance Corp.,
5.88%, 5/15/2025
a
15,000 14,611
Superior Plus LP / Superior General Partner,
Inc., 7.00%, 7/15/2026
a
15,000 16,077
Taylor Morrison Communities, Inc.
6.63%, 7/15/2027
a
15,000 16,178
5.75%, 1/15/2028
a
15,000 16,986
5.13%, 8/01/2030
a
10,000 10,973
Taylor Morrison Communities, Inc. / Taylor
Morrison Holdings II, Inc.
5.88%, 4/15/2023
a
10,000 10,639
5.63%, 3/01/2024
a
13,000 14,055
Tempur Sealy International, Inc., 5.50%,
6/15/2026 15,000 15,538
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Consumer, Cyclical – 21.6% (continued)
Tenneco, Inc.
5.38%, 12/15/2024
b
10,000 9,793
5.00%, 7/15/2026
b
10,000 9,227
Tesla, Inc., 5.30%, 8/15/2025
a
70,000 72,826
Titan International, Inc., 6.50%, 11/30/2023 5,000 4,700
Toll Brothers Finance Corp.
5.88%, 2/15/2022 7,000 7,279
4.38%, 4/15/2023 10,000 10,579
5.63%, 1/15/2024 7,000 7,758
4.88%, 3/15/2027 17,000 19,441
TRI Pointe Group, Inc.
5.25%, 6/01/2027 15,000 16,282
5.70%, 6/15/2028 6,000 6,764
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.,
5.88%, 6/15/2024 15,000 16,421
Under Armour, Inc., 3.25%, 6/15/2026
b
20,000 20,064
United Airlines Holdings, Inc.
4.25%, 10/01/2022
b
10,000 9,998
5.00%, 2/01/2024
b
10,000 9,866
4.88%, 1/15/2025 10,000 9,671
Univar Solutions USA, Inc., 5.13%, 12/01/2027
a
15,000 15,755
Vail Resorts, Inc., 6.25%, 5/15/2025
a
15,000 15,995
Viking Cruises Ltd.
6.25%, 5/15/2025
a
10,000 9,785
13.00%, 5/15/2025
a
25,000 29,112
5.88%, 9/15/2027
a
30,000 28,724
Vista Outdoor, Inc., 5.88%, 10/01/2023 5,000 5,088
VOC Escrow Ltd., 5.00%, 2/15/2028
a
5,000 4,863
Wabash National Corp., 5.50%, 10/01/2025
a
8,000 8,172
White Capital Buyer LLC, 6.88%, 10/15/2028
a
20,000 20,776
William Carter Co. (The), 5.63%, 3/15/2027
a
25,000 26,413
Williams Scotsman International, Inc., 4.63%,
8/15/2028
a
30,000 31,016
Winnebago Industries, Inc., 6.25%, 7/15/2028
a
10,000 10,821
WMG Acquisition Corp.
5.50%, 4/15/2026
a
15,000 15,509
3.88%, 7/15/2030
a
15,000 15,313
3.00%, 2/15/2031
a
10,000 9,726
Wolverine Escrow LLC
8.50%, 11/15/2024
a
20,000 19,140
9.00%, 11/15/2026
a
25,000 23,850
13.13%, 11/15/2027
a
15,000 12,676
Wolverine World Wide, Inc., 6.38%, 5/15/2025
a
20,000 21,321
Wyndham Destinations, Inc.
4.25%, 3/01/2022 17,000 17,272
3.90%, 3/01/2023 10,000 10,288
5.65%, 4/01/2024 7,000 7,447
6.60%, 10/01/2025 10,000 11,121
6.63%, 7/31/2026
a
15,000 16,733
6.00%, 4/01/2027 11,000 12,170
4.63%, 3/01/2030
a
7,000 7,245
Wyndham Hotels & Resorts, Inc., 4.38%,
8/15/2028
a
30,000 30,341
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp.
4.25%, 5/30/2023
a
30,000 30,237
5.50%, 3/01/2025
a
40,000 41,200
5.25%, 5/15/2027
a
5,000 5,078

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Consumer, Cyclical – 21.6% (continued)
Wynn Macau Ltd.
5.50%, 1/15/2026
a
45,000 46,362
5.63%, 8/26/2028
a
15,000 15,474
5.13%, 12/15/2029
a
20,000 20,186
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp.
7.75%, 4/15/2025
a
30,000 32,236
5.13%, 10/01/2029
a
10,000 10,189
Yum! Brands, Inc.
3.88%, 11/01/2023
b
17,000 17,831
7.75%, 4/01/2025
a
15,000 16,467
4.75%, 1/15/2030
a
25,000 26,823
6.88%, 11/15/2037 5,000 6,421
5.35%, 11/01/2043 5,000 5,601
ZF North America Capital, Inc.
4.50%, 4/29/2022
a
20,000 20,596
4.75%, 4/29/2025
a
27,000 29,263
8,489,019
Consumer, Non-cyclical – 15.9%
Acadia Healthcare Co., Inc.
5.63%, 2/15/2023 15,000 15,042
5.50%, 7/01/2028
a
15,000 15,995
5.00%, 4/15/2029
a
20,000 21,047
ACCO Brands Corp., 5.25%, 12/15/2024
a
10,000 10,268
Adapthealth LLC, 6.13%, 8/01/2028
a
10,000 10,790
ADT Security Corp. (The)
3.50%, 7/15/2022 35,000 35,902
4.13%, 6/15/2023 3,000 3,155
4.88%, 7/15/2032
a
15,000 16,220
Ahern Rentals, Inc., 7.38%, 5/15/2023
a
5,000 3,708
AHP Health Partners, Inc., 9.75%, 7/15/2026
a
10,000 10,953
Air Methods Corp., 8.00%, 5/15/2025
a
5,000 4,537
Akumin, Inc., 7.00%, 11/01/2025
a
10,000 10,597
Albertsons Cos., Inc. / Safeway, Inc. / New
Albertsons LP / Albertsons LLC
3.50%, 2/15/2023
a
5,000 5,132
7.50%, 3/15/2026
a
23,000 25,399
4.63%, 1/15/2027
a
35,000 36,686
5.88%, 2/15/2028
a
30,000 32,207
4.88%, 2/15/2030
a
35,000 37,387
Allied Universal Holdco LLC / Allied Universal
Finance Corp.
6.63%, 7/15/2026
a
45,000 48,202
9.75%, 7/15/2027
a
28,000 30,481
AMN Healthcare, Inc., 4.63%, 10/01/2027
a
15,000 15,637
Aptim Corp., 7.75%, 6/15/2025
a
15,000 12,711
APX Group, Inc.
7.88%, 12/01/2022 20,000 20,041
7.63%, 9/01/2023 10,000 10,383
6.75%, 2/15/2027
a
20,000 21,405
ASGN, Inc., 4.63%, 5/15/2028
a
20,000 20,762
Avantor Funding, Inc., 4.63%, 7/15/2028
a
45,000 47,236
Avis Budget Car Rental LLC / Avis Budget
Finance, Inc.
6.38%, 4/01/2024
a,b
10,000 10,147
5.25%, 3/15/2025
a
11,000 11,075
5.75%, 7/15/2027
a,b
10,000 10,106
5.75%, 7/15/2027
a
10,000 10,160
Avon Products, Inc., 7.00%, 3/15/2023
b
13,000 13,907
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Consumer, Non-cyclical – 15.9% (continued)
B&G Foods, Inc., 5.25%, 9/15/2027 2,000 2,121
Bausch Health Americas, Inc.
9.25%, 4/01/2026
a
63,000 69,946
8.50%, 1/31/2027
a
40,000 44,233
Bausch Health Cos., Inc.
7.00%, 3/15/2024
a
25,000 25,560
6.13%, 4/15/2025
a
100,000 102,462
5.50%, 11/01/2025
a
10,000 10,294
9.00%, 12/15/2025
a
25,000 27,436
5.75%, 8/15/2027
a
10,000 10,773
7.00%, 1/15/2028
a
8,000 8,641
5.00%, 1/30/2028
a
55,000 56,648
6.25%, 2/15/2029
a
25,000 26,824
7.25%, 5/30/2029
a
17,000 18,955
5.25%, 1/30/2030
a
45,000 46,535
Brink's Co. (The)
5.50%, 7/15/2025
a
20,000 21,297
4.63%, 10/15/2027
a
30,000 31,175
Cardtronics, Inc. / Cardtronics USA, Inc., 5.50%,
5/01/2025
a,b
2,000 2,069
Carriage Services, Inc., 6.63%, 6/01/2026
a
10,000 10,578
Catalent Pharma Solutions, Inc.
4.88%, 1/15/2026
a
15,000 15,350
5.00%, 7/15/2027
a
20,000 21,071
Centene Corp.
4.75%, 1/15/2025 35,000 35,874
5.38%, 6/01/2026
a
30,000 31,365
5.38%, 8/15/2026
a
110,000 115,780
4.25%, 12/15/2027 50,000 52,958
4.63%, 12/15/2029 80,000 88,707
3.38%, 2/15/2030 35,000 36,662
Central Garden & Pet Co.
5.13%, 2/01/2028 5,000 5,304
4.13%, 10/15/2030 30,000 31,376
Charles River Laboratories International, Inc.
5.50%, 4/01/2026
a
10,000 10,452
4.25%, 5/01/2028
a
30,000 31,654
Chobani LLC / Chobani Finance Corp., Inc.,
7.50%, 4/15/2025
a
15,000 15,551
CHS/Community Health Systems, Inc.
8.13%, 6/30/2024
a
55,000 57,881
6.63%, 2/15/2025
a
30,000 31,580
8.00%, 3/15/2026
a
30,000 32,250
5.63%, 3/15/2027
a
50,000 52,625
8.00%, 12/15/2027
a
55,000 59,944
6.88%, 4/01/2028
a,b
45,000 40,915
4.75%, 2/15/2031
a
25,000 25,027
Clearwater Seafoods, Inc., 6.88%, 5/01/2025
a
15,000 15,789
Cooke Omega Investments, Inc. / Alpha Vesselco
Holdings, Inc., 8.50%, 12/15/2022
a
10,000 10,312
CoreCivic, Inc.
5.00%, 10/15/2022 10,000 9,642
4.63%, 5/01/2023
b
13,000 12,246
4.75%, 10/15/2027 10,000 8,032
Coty, Inc., 6.50%, 4/15/2026
a
20,000 19,074
Darling Ingredients, Inc., 5.25%, 4/15/2027
a
8,000 8,472
Davita, Inc., 4.63%, 6/01/2030
a
50,000 52,482
DaVita, Inc., 3.75%, 2/15/2031
a
15,000 14,889
Del Monte Foods, Inc., 11.88%, 5/15/2025
a
10,000 11,283

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Consumer, Non-cyclical – 15.9% (continued)
Edgewell Personal Care Co.
4.70%, 5/24/2022 20,000 20,755
5.50%, 6/01/2028
a
30,000 32,098
Elanco Animal Health, Inc.
5.27%, 8/28/2023 22,000 23,856
5.90%, 8/28/2028 12,000 14,325
Emergent Biosolutions, Inc., 3.88%, 8/15/2028
a
10,000 10,290
Encompass Health Corp.
5.13%, 3/15/2023 6,000 6,017
4.50%, 2/01/2028 35,000 36,647
4.75%, 2/01/2030 35,000 37,554
ENDO Dac / ENDO Finance LLC / ENDO Finco,
Inc.
9.50%, 7/31/2027
a
15,000 17,132
6.00%, 6/30/2028
a
60,000 50,219
Envision Healthcare Corp., 8.75%, 10/15/2026
a
5,000 3,371
Fresh Market, Inc. (The), 9.75%, 5/01/2023
a
10,000 10,310
Garda World Security Corp.
8.75%, 5/15/2025
a
10,000 10,390
4.63%, 2/15/2027
a
15,000 15,149
9.50%, 11/01/2027
a
15,000 16,521
Gartner, Inc.
4.50%, 7/01/2028
a
20,000 21,103
3.75%, 10/01/2030
a
20,000 20,549
Global Medical Response, Inc., 6.50%,
10/01/2025
a
15,000 15,496
Graham Holdings Co., 5.75%, 6/01/2026
a
11,000 11,556
Hadrian Merger Sub, Inc., 8.50%, 5/01/2026
a
15,000 15,540
HCA, Inc.
5.88%, 5/01/2023 30,000 32,744
8.36%, 4/15/2024 6,000 7,034
5.38%, 2/01/2025 73,000 81,900
5.88%, 2/15/2026 22,000 25,181
5.38%, 9/01/2026 40,000 45,599
7.05%, 12/01/2027 5,000 5,951
5.63%, 9/01/2028 45,000 52,694
5.88%, 2/01/2029 25,000 29,784
3.50%, 9/01/2030 47,000 48,669
7.50%, 11/15/2095 5,000 6,539
Herbalife Nutrition Ltd. / Hlf Financing, Inc.,
7.88%, 9/01/2025
a,b
30,000 32,779
Herc Holdings, Inc., 5.50%, 7/15/2027
a
40,000 42,174
H-Food Holdings LLC / Hearthside Finance Co.,
Inc., 8.50%, 6/01/2026
a
15,000 15,661
Hill-Rom Holdings, Inc.
5.00%, 2/15/2025
a
10,000 10,284
4.38%, 9/15/2027
a
5,000 5,209
Hlf Financing Sarl LLC / Herbalife International,
Inc., 7.25%, 8/15/2026
a
15,000 15,815
Hologic, Inc., 3.25%, 2/15/2029
a
40,000 40,648
Horizon Therapeutics USA, Inc., 5.50%,
8/01/2027
a
37,000 39,407
IHS Markit Ltd., 4.25%, 5/01/2029 25,000 29,488
IQVIA, Inc.
5.00%, 10/15/2026
a
25,000 26,028
5.00%, 5/15/2027
a
50,000 52,708
Jaguar Holding Co. II / Ppd Development LP
4.63%, 6/15/2025
a
10,000 10,478
5.00%, 6/15/2028
a
20,000 21,168
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Consumer, Non-cyclical – 15.9% (continued)
JBS Investments II GmbH, 7.00%, 1/15/2026
a
46,000 49,303
JBS USA LUX SA / JBS USA Finance, Inc., 6.75%,
2/15/2028
a
25,000 27,729
JBS USA LUX SA / JBS USA Food Co. / JBS USA
Finance, Inc.
6.50%, 4/15/2029
a
40,000 45,473
5.50%, 1/15/2030
a
35,000 39,736
KeHE Distributors LLC / KeHE Finance Corp.,
8.63%, 10/15/2026
a
10,000 11,173
Korn Ferry, 4.63%, 12/15/2027
a
10,000 10,511
Kraft Heinz Foods Co.
4.00%, 6/15/2023 20,000 21,438
3.95%, 7/15/2025 38,000 41,474
3.00%, 6/01/2026 33,000 34,913
3.88%, 5/15/2027 30,000 32,779
4.63%, 1/30/2029 45,000 51,377
3.75%, 4/01/2030 25,000 27,051
4.25%, 3/01/2031 10,000 11,246
6.75%, 3/15/2032 31,000 40,837
5.00%, 7/15/2035 40,000 47,362
6.88%, 1/26/2039 53,000 72,897
7.13%, 8/01/2039
a
35,000 49,622
4.63%, 10/01/2039 20,000 21,988
6.50%, 2/09/2040 30,000 40,258
5.00%, 6/04/2042 110,000 127,063
5.20%, 7/15/2045 55,000 64,092
4.38%, 6/01/2046 110,000 117,177
4.88%, 10/01/2049 30,000 33,910
5.50%, 6/01/2050 20,000 24,697
Lamb Weston Holdings, Inc.
4.63%, 11/01/2024
a
25,000 26,022
4.88%, 11/01/2026
a
25,000 26,003
4.88%, 5/15/2028
a
25,000 27,681
Legacy LifePoint Health LLC, 4.38%, 2/15/2027
a
30,000 30,544
LifePoint Health, Inc., 5.38%, 1/15/2029
a
35,000 35,262
Magellan Health, Inc., 4.90%, 9/22/2024 11,000 12,128
MEDNAX, Inc., 6.25%, 1/15/2027
a
32,000 34,230
Modivcare, Inc., 5.88%, 11/15/2025
a
10,000 10,632
Molina Healthcare, Inc.
5.38%, 11/15/2022 25,000 26,461
4.38%, 6/15/2028
a
85,000 88,519
Mph Acquisition Holdings LLC, 5.75%,
11/01/2028
a,b
45,000 44,615
Nielsen Co. Luxembourg Sarl (The), 5.00%,
2/01/2025
a
18,000 18,489
Nielsen Finance LLC / Nielsen Finance Co.,
5.63%, 10/01/2028
a
45,000 48,064
North Queensland Export Terminal Pty Ltd.,
4.45%, 12/15/2022
a
21,000 20,883
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical
Diagnostics SA
7.38%, 6/01/2025
a
10,000 10,720
7.25%, 2/01/2028
a
21,000 22,594
P&l Development LLC / Pld Finance Corp.,
7.75%, 11/15/2025
a
10,000 10,750
Par Pharmaceutical, Inc., 7.50%, 4/01/2027
a
41,000 44,088
Pilgrim's Pride Corp.
5.75%, 3/15/2025
a
40,000 40,885
5.88%, 9/30/2027
a
20,000 21,297

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Consumer, Non-cyclical – 15.9% (continued)
Post Holdings, Inc.
5.00%, 8/15/2026
a
70,000 72,269
5.75%, 3/01/2027
a
20,000 20,999
5.63%, 1/15/2028
a
40,000 42,464
5.50%, 12/15/2029
a
5,000 5,430
4.63%, 4/15/2030
a
50,000 51,825
Prime Security Services Borrower LLC / Prime
Finance, Inc.
5.25%, 4/15/2024
a
25,000 26,624
5.75%, 4/15/2026
a
40,000 43,747
3.38%, 8/31/2027
a
30,000 29,598
6.25%, 1/15/2028
a
20,000 21,246
Quad/Graphics, Inc., 7.00%, 5/01/2022 10,000 9,279
Radiology Partners, Inc., 9.25%, 2/01/2028
a
20,000 21,901
RegionalCare Hospital Partners Holdings, Inc. /
LifePoint Health, Inc., 9.75%, 12/01/2026
a
26,000 28,387
Ritchie Bros Auctioneers, Inc., 5.38%,
1/15/2025
a
17,000 17,511
Rp Escrow Issuer LLC, 5.25%, 12/15/2025
a
50,000 51,871
Sabre GLBL, Inc., 9.25%, 4/15/2025
a
25,000 29,663
Safeway, Inc., 7.25%, 2/01/2031 10,000 11,752
Select Medical Corp., 6.25%, 8/15/2026
a
36,000 38,463
Service Corp. International
4.63%, 12/15/2027 20,000 21,314
5.13%, 6/01/2029 8,000 8,750
3.38%, 8/15/2030 25,000 25,395
Shift4 Payments LLC / Shift4 Payments Finance
Sub, Inc., 4.63%, 11/01/2026
a
10,000 10,400
Simmons Foods, Inc.
7.75%, 1/15/2024
a
5,000 5,215
5.75%, 11/01/2024
a
45,000 46,294
Sotheby's, 7.38%, 10/15/2027
a
20,000 21,695
Spectrum Brands, Inc., 5.50%, 7/15/2030
a
10,000 10,756
Surgery Center Holdings, Inc.
6.75%, 7/01/2025
a
10,000 10,308
10.00%, 4/15/2027
a
15,000 16,575
Syneos Health, Inc., 3.63%, 1/15/2029
a
15,000 14,985
Team Health Holdings, Inc., 6.38%, 2/01/2025
a,b
10,000 9,003
Teleflex, Inc.
4.88%, 6/01/2026 16,000 16,557
4.63%, 11/15/2027 20,000 21,185
Tenet Healthcare Corp.
6.75%, 6/15/2023 46,000 49,812
4.63%, 7/15/2024 22,000 22,385
4.63%, 9/01/2024
a
5,000 5,153
5.13%, 5/01/2025 75,000 75,964
7.00%, 8/01/2025
b
11,000 11,397
4.88%, 1/01/2026
a
25,000 26,084
6.25%, 2/01/2027
a
75,000 79,014
5.13%, 11/01/2027
a
27,000 28,506
4.63%, 6/15/2028
a
15,000 15,698
6.13%, 10/01/2028
a
50,000 52,233
Tms International Holding Corp., 7.25%,
8/15/2025
a
5,000 5,090
TreeHouse Foods, Inc.
6.00%, 2/15/2024
a
25,000 25,481
4.00%, 9/01/2028 15,000 15,192
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Consumer, Non-cyclical – 15.9% (continued)
United Rentals North America, Inc.
5.50%, 5/15/2027 19,000 20,325
3.88%, 11/15/2027 15,000 15,759
4.88%, 1/15/2028 50,000 53,132
5.25%, 1/15/2030 20,000 22,139
4.00%, 7/15/2030 20,000 21,096
3.88%, 2/15/2031 25,000 26,127
US Foods, Inc.
5.88%, 6/15/2024
a
20,000 20,297
6.25%, 4/15/2025
a
15,000 15,959
US Renal Care, Inc., 10.63%, 7/15/2027
a
15,000 16,553
Vector Group Ltd.
6.13%, 2/01/2025
a
10,000 10,153
10.50%, 11/01/2026
a
15,000 16,031
Verscend Escrow Corp., 9.75%, 8/15/2026
a
30,000 32,351
West Street Merger Sub, Inc., 6.38%, 9/01/2025
a
36,000 37,079
WEX, Inc., 4.75%, 2/01/2023
a
6,000 6,013
WW International, Inc., 8.63%, 12/01/2025
a
21,000 21,911
6,266,560
Diversified – 0.1%
Stena International SA, 6.13%, 2/01/2025
a
23,000 22,616
VistaJet Malta Finance PLC / XO Management
Holding, Inc., 10.50%, 6/01/2024
a
12,000 12,350
34,966
Energy – 11.8%
AI Candelaria Spain SLU, 7.50%, 12/15/2028
a
21,000 24,163
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp., 7.50%,
5/01/2025
a,b
10,000 8,778
Antero Midstream Partners LP / Antero
Midstream Finance Corp.
5.38%, 9/15/2024 15,000 15,041
7.88%, 5/15/2026
a
15,000 16,056
5.75%, 3/01/2027
a
15,000 14,967
5.75%, 1/15/2028
a
15,000 15,001
Antero Resources Corp.
5.13%, 12/01/2022 4,000 4,001
5.00%, 3/01/2025 20,000 18,953
8.38%, 7/15/2026
a
20,000 21,193
7.63%, 2/01/2029
a
60,000 61,382
Apache Corp.
4.63%, 11/15/2025
b
10,000 10,220
4.88%, 11/15/2027 15,000 15,416
4.38%, 10/15/2028 25,000 24,903
4.25%, 1/15/2030 10,000 9,865
6.00%, 1/15/2037 20,000 22,341
5.10%, 9/01/2040 35,000 35,319
5.25%, 2/01/2042 25,000 25,173
7.38%, 8/15/2047 25,000 25,902
5.35%, 7/01/2049 15,000 14,852
Archrock Partners LP / Archrock Partners
Finance Corp.
6.88%, 4/01/2027
a
10,000 10,492
6.25%, 4/01/2028
a
30,000 30,682
Ascent Resources Utica Holdings LLC / Aru
Finance Corp., 9.00%, 11/01/2027
a
10,000 11,300
Ascent Resources Utica Holdings LLC / ARU
Finance Corp., 7.00%, 11/01/2026
a
20,000 19,097
Baytex Energy Corp., 5.63%, 6/01/2024
a
5,000 4,237

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Energy – 11.8% (continued)
Blue Racer Midstream LLC / Blue Racer Finance
Corp.
7.63%, 12/15/2025
a
15,000 15,829
6.63%, 7/15/2026
a
10,000 10,052
Buckeye Partners LP
4.15%, 7/01/2023 10,000 10,302
4.35%, 10/15/2024 5,000 5,129
4.13%, 3/01/2025
a
30,000 30,454
3.95%, 12/01/2026 6,000 6,043
4.50%, 3/01/2028
a
15,000 15,440
5.85%, 11/15/2043 16,000 15,968
5.60%, 10/15/2044 15,000 14,589
6.38%, 1/22/2078 10,000 7,804
Calumet Specialty Products Partners LP /
Calumet Finance Corp.
7.75%, 4/15/2023 5,000 4,831
9.25%, 7/15/2024
a
20,000 22,100
11.00%, 4/15/2025
a
30,000 29,757
Centennial Resource Production LLC, 6.88%,
4/01/2027
a,b
10,000 8,696
Cheniere Energy Partners LP
5.25%, 10/01/2025 45,000 46,200
5.63%, 10/01/2026 21,000 21,858
4.50%, 10/01/2029 35,000 37,507
Cheniere Energy, Inc., 4.63%, 10/15/2028
a
50,000 52,091
CNX Midstream Partners LP / CNX Midstream
Finance Corp., 6.50%, 3/15/2026
a
15,000 15,382
CNX Resources Corp., 7.25%, 3/14/2027
a
5,000 5,360
Comstock Resources, Inc.
7.50%, 5/15/2025
a
15,000 15,337
9.75%, 8/15/2026 30,000 31,952
9.75%, 8/15/2026 14,000 14,912
Continental Resources, Inc.
4.50%, 4/15/2023 38,000 39,002
3.80%, 6/01/2024 25,000 25,630
4.38%, 1/15/2028
b
20,000 20,390
5.75%, 1/15/2031
a
20,000 21,646
4.90%, 6/01/2044 25,000 24,165
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp.
5.75%, 4/01/2025
b
15,000 14,851
5.63%, 5/01/2027
a
10,000 9,635
6.00%, 2/01/2029
a
60,000 57,993
CrownRock LP / CrownRock Finance, Inc.,
5.63%, 10/15/2025
a
40,000 39,806
CVR Energy, Inc.
5.25%, 2/15/2025
a
10,000 9,746
5.75%, 2/15/2028
a
5,000 4,903
DCP Midstream Operating LP
4.95%, 4/01/2022 5,000 5,128
5.38%, 7/15/2025 20,000 21,404
5.63%, 7/15/2027 10,000 10,899
5.13%, 5/15/2029 20,000 21,764
6.45%, 11/03/2036
a
15,000 16,681
6.75%, 9/15/2037
a
15,000 16,646
5.85%, 5/21/2043
a
15,000 13,454
Delek Logistics Partners LP / Delek Logistics
Finance Corp., 6.75%, 5/15/2025 18,000 17,772
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Energy – 11.8% (continued)
Endeavor Energy Resources LP / EER Finance,
Inc.
5.50%, 1/30/2026
a
20,000 20,693
5.75%, 1/30/2028
a
30,000 31,800
Energy Ventures Gom LLC / EnVen Finance
Corp., 11.00%, 2/15/2023
a
5,000 4,877
EnLink Midstream LLC
5.63%, 1/15/2028
a
10,000 9,986
5.38%, 6/01/2029 5,000 4,843
EnLink Midstream Partners LP
4.40%, 4/01/2024 10,000 9,889
4.15%, 6/01/2025 15,000 14,618
4.85%, 7/15/2026 5,000 4,855
5.45%, 6/01/2047 20,000 16,021
Ensign Drilling, Inc., 9.25%, 4/15/2024
a
15,000 10,561
Enviva Partners LP / Enviva Partners Finance
Corp., 6.50%, 1/15/2026
a
15,000 15,819
EQM Midstream Partners LP
4.75%, 7/15/2023 11,000 11,390
4.00%, 8/01/2024 30,000 30,361
6.00%, 7/01/2025
a
20,000 20,930
4.13%, 12/01/2026 10,000 9,686
6.50%, 7/01/2027
a
45,000 48,198
5.50%, 7/15/2028 15,000 15,538
EQT Corp.
3.00%, 10/01/2022
b
8,000 8,128
7.88%, 2/01/2025 15,000 17,674
3.90%, 10/01/2027 45,000 46,714
8.75%, 2/01/2030 25,000 31,876
Exterran Energy Solutions LP / Ees Finance
Corp., 8.13%, 5/01/2025 5,000 4,457
Genesis Energy LP / Genesis Energy Finance
Corp.
5.63%, 6/15/2024 13,000 12,242
6.50%, 10/01/2025 13,000 11,990
6.25%, 5/15/2026 15,000 13,448
8.00%, 1/15/2027 40,000 38,005
7.75%, 2/01/2028 24,000 22,371
Global Partners LP / GLP Finance Corp., 7.00%,
8/01/2027 10,000 10,558
Hess Midstream Operations LP
5.63%, 2/15/2026
a
5,000 5,193
5.13%, 6/15/2028
a
20,000 20,763
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028
a
35,000 36,930
5.75%, 2/01/2029
a
40,000 40,824
Holly Energy Partners LP / Holly Energy Finance
Corp., 5.00%, 2/01/2028
a
30,000 30,179
Indigo Natural Resources LLC, 6.88%,
2/15/2026
a
20,000 20,731
Ithaca Energy North Sea PLC, 9.38%,
7/15/2024
a
15,000 15,146
Laredo Petroleum, Inc., 10.13%, 1/15/2028 5,000 4,346
Magnolia Oil & Gas Operating LLC / Magnolia Oil
& Gas Finance Corp., 6.00%, 8/01/2026
a
10,000 10,336
Matador Resources Co., 5.88%, 9/15/2026 15,000 14,328
MEG Energy Corp.
7.00%, 3/31/2024
a
15,000 15,203
6.50%, 1/15/2025
a
10,000 10,298
7.13%, 2/01/2027
a
27,000 27,897

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Energy – 11.8% (continued)
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/2026
a
15,000 12,568
10.50%, 5/15/2027
a
10,000 8,891
Murphy Oil Corp.
4.95%, 12/01/2022 10,000 10,003
6.88%, 8/15/2024 10,000 9,723
5.75%, 8/15/2025 12,000 11,516
6.38%, 12/01/2042 5,000 4,383
Nabors Industries Ltd.
7.25%, 1/15/2026
a
15,000 12,097
7.50%, 1/15/2028
a
15,000 11,707
Nabors Industries, Inc.
5.75%, 2/01/2025 15,000 9,450
9.00%, 2/01/2025
a
5,000 5,075
Natural Resource Partners LP / NRP Finance
Corp., 9.13%, 6/30/2025
a
7,000 6,563
Neptune Energy Bondco PLC, 6.63%,
5/15/2025
a
20,000 19,540
New Fortress Energy, Inc., 6.75%, 9/15/2025
a
40,000 41,390
NGL Energy Partners LP / NGL Energy Finance
Corp.
7.50%, 11/01/2023 10,000 9,215
6.13%, 3/01/2025 10,000 7,916
7.50%, 4/15/2026 15,000 12,010
Nustar Logistics LP, 5.75%, 10/01/2025 20,000 21,304
NuStar Logistics LP
4.75%, 2/01/2022 7,000 7,135
6.00%, 6/01/2026 30,000 31,826
5.63%, 4/28/2027 30,000 31,491
Occidental Petroleum Corp.
2.70%, 2/15/2023 48,000 47,336
6.95%, 7/01/2024 15,000 16,322
2.90%, 8/15/2024 95,000 92,163
3.50%, 6/15/2025 35,000 33,996
8.00%, 7/15/2025 15,000 16,995
5.55%, 3/15/2026 5,000 5,268
3.40%, 4/15/2026 35,000 33,622
3.20%, 8/15/2026 45,000 42,460
3.00%, 2/15/2027
b
10,000 9,311
8.50%, 7/15/2027 15,000 17,620
7.15%, 5/15/2028 5,000 5,388
6.38%, 9/01/2028 15,000 16,293
3.50%, 8/15/2029 60,000 55,680
8.88%, 7/15/2030 10,000 12,554
7.50%, 5/01/2031 20,000 23,055
7.88%, 9/15/2031 20,000 22,925
6.45%, 9/15/2036 85,000 93,163
7.95%, 6/15/2039 13,000 15,140
4.30%, 8/15/2039 10,000 8,750
6.20%, 3/15/2040 20,000 21,030
4.50%, 7/15/2044 15,000 13,101
6.60%, 3/15/2046 30,000 32,280
4.40%, 4/15/2046 35,000 30,784
4.20%, 3/15/2048 15,000 12,676
4.40%, 8/15/2049 70,000 59,947
Oceaneering International, Inc.
4.65%, 11/15/2024 5,000 4,715
6.00%, 2/01/2028 5,000 4,673
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Energy – 11.8% (continued)
Ovintiv Exploration, Inc.
5.63%, 7/01/2024 25,000 27,170
5.38%, 1/01/2026 15,000 16,365
Ovintiv, Inc.
8.13%, 9/15/2030 10,000 12,992
7.20%, 11/01/2031 15,000 18,819
7.38%, 11/01/2031 20,000 25,527
6.50%, 8/15/2034 20,000 24,423
6.63%, 8/15/2037 10,000 11,999
6.50%, 2/01/2038 10,000 11,913
5.15%, 11/15/2041 5,000 5,148
Pacific Drilling SA, 8.38%, 10/01/2023
a,e
15,000 3,782
Par Petroleum LLC / Par Petroleum Finance
Corp., 7.75%, 12/15/2025
a
10,000 9,748
Parkland Corp./Canada
6.00%, 4/01/2026
a
15,000 15,751
5.88%, 7/15/2027
a
20,000 21,383
Parsley Energy LLC / Parsley Finance Corp.
5.63%, 10/15/2027
a
20,000 21,961
4.13%, 2/15/2028
a
15,000 15,992
Patterson-UTI Energy, Inc.
3.95%, 2/01/2028 15,000 13,995
5.15%, 11/15/2029 26,000 25,148
PBF Holding Co. LLC / PBF Finance Corp.
9.25%, 5/15/2025
a
30,000 28,933
7.25%, 6/15/2025 5,000 3,317
6.00%, 2/15/2028 10,000 5,802
PBF Logistics LP / PBF Logistics Finance Corp.,
6.88%, 5/15/2023 20,000 19,171
PDC Energy, Inc.
6.13%, 9/15/2024 10,000 10,200
5.75%, 5/15/2026 6,000 6,119
Peabody Energy Corp., 6.38%, 3/31/2025
a
15,000 8,499
Precision Drilling Corp.
7.75%, 12/15/2023 5,000 4,983
5.25%, 11/15/2024 5,000 4,650
QEP Resources, Inc.
5.38%, 10/01/2022 5,000 5,203
5.25%, 5/01/2023 10,000 10,535
5.63%, 3/01/2026 15,000 16,725
Range Resources Corp.
5.00%, 3/15/2023
b
7,000 7,024
4.88%, 5/15/2025
b
15,000 14,680
9.25%, 2/01/2026 30,000 32,672
8.25%, 1/15/2029
a
15,000 15,811
Rattler Midstream LP, 5.63%, 7/15/2025
a
15,000 15,700
Rockies Express Pipeline LLC
3.60%, 5/15/2025
a
10,000 10,268
4.95%, 7/15/2029
a
15,000 16,133
4.80%, 5/15/2030
a
15,000 15,752
7.50%, 7/15/2038
a
5,000 5,623
6.88%, 4/15/2040
a
30,000 33,448
Ruby Pipeline LLC, 7.75%, 4/01/2022
a,b
2,515 2,375
Seven Generations Energy Ltd.
6.75%, 5/01/2023
a
15,000 15,143
5.38%, 9/30/2025
a
40,000 40,690

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Energy – 11.8% (continued)
SM Energy Co.
5.00%, 1/15/2024 5,000 4,647
10.00%, 1/15/2025
a,b
10,000 11,099
5.63%, 6/01/2025 10,000 9,082
6.75%, 9/15/2026 5,000 4,511
6.63%, 1/15/2027 10,000 9,002
Southeast Supply Header LLC, 4.25%,
6/15/2024
a
25,000 24,994
Southwestern Energy Co.
4.10%, 3/15/2022 10,000 10,019
6.45%, 1/23/2025 6,000 6,294
7.50%, 4/01/2026 17,000 17,773
8.38%, 9/15/2028 10,000 10,700
Suncoke Energy Partners LP / Suncoke Energy
Partners Finance Corp., 7.50%, 6/15/2025
a
15,000 15,384
Suncor Energy Ventures Corp., 6.00%,
4/01/2042
a
10,000 10,447
Sunoco LP / Sunoco Finance Corp.
5.50%, 2/15/2026 15,000 15,441
5.88%, 3/15/2028 16,000 17,058
4.50%, 5/15/2029
a
20,000 20,462
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp.
5.50%, 9/15/2024
a
26,000 26,452
7.50%, 10/01/2025
a
20,000 21,282
6.00%, 3/01/2027
a
20,000 20,292
5.50%, 1/15/2028
a
5,000 5,010
Talos Production, Inc., 12.00%, 1/15/2026
a
105,000 99,767
Targa Resources Partners LP / Targa Resources
Partners Finance Corp.
4.25%, 11/15/2023 20,000 20,127
5.13%, 2/01/2025 20,000 20,541
5.88%, 4/15/2026 10,000 10,477
5.38%, 2/01/2027 20,000 20,669
6.50%, 7/15/2027 20,000 21,570
5.00%, 1/15/2028 5,000 5,184
6.88%, 1/15/2029 34,000 37,552
5.50%, 3/01/2030 45,000 47,950
4.88%, 2/01/2031
a
10,000 10,437
Teine Energy Ltd., 6.88%, 9/30/2022
a
10,000 10,000
Terraform Power Operating LLC, 4.25%,
1/31/2023
a
10,000 10,306
TerraForm Power Operating LLC
5.00%, 1/31/2028
a
15,000 16,675
4.75%, 1/15/2030
a
17,000 18,255
TransMontaigne Partners LP / TLP Finance
Corp., 6.13%, 2/15/2026 16,000 16,105
Transocean Guardian Ltd., 5.88%, 1/15/2024
a
14,500 12,941
Transocean Pontus Ltd., 6.13%, 8/01/2025
a
10,875 10,274
Transocean Poseidon Ltd., 6.88%, 2/01/2027
a
20,000 18,300
Transocean, Inc., 11.50%, 1/30/2027
a
14,000 11,024
USA Compression Partners LP / USA
Compression Finance Corp.
6.88%, 4/01/2026 12,000 12,533
6.88%, 9/01/2027 5,000 5,300
Vantage Drilling International, 9.25%,
11/15/2023
a
5,000 3,232
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp.,
8.75%, 4/15/2023
a
15,000 13,950
Viper Energy Partners LP, 5.38%, 11/01/2027
a
15,000 15,740
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Energy – 11.8% (continued)
W&T Offshore, Inc., 9.75%, 11/01/2023
a
10,000 7,898
Weatherford International Ltd., 11.00%,
12/01/2024
a
30,000 25,692
Western Midstream Operating LP
4.00%, 7/01/2022 20,000 20,495
4.35%, 2/01/2025 22,000 22,782
4.65%, 7/01/2026 2,000 2,095
4.50%, 3/01/2028 15,000 15,535
4.75%, 8/15/2028 15,000 15,856
5.30%, 2/01/2030 40,000 44,032
5.45%, 4/01/2044 30,000 31,510
5.30%, 3/01/2048 5,000 5,124
5.50%, 8/15/2048 10,000 9,965
6.50%, 2/01/2050 10,000 11,253
4,641,861
Financial – 9.7%
Acrisure LLC / Acrisure Finance, Inc.
8.13%, 2/15/2024
a
5,000 5,213
7.00%, 11/15/2025
a
40,000 41,234
10.13%, 8/01/2026
a
10,000 11,481
Advisor Group Holdings, Inc., 10.75%,
8/01/2027
a
15,000 16,759
Aercap Holdings NV, 5.88%, 10/10/2079 50,000 51,037
AG Issuer LLC, 6.25%, 3/01/2028
a
30,000 31,428
Alliant Holdings Intermediate LLC / Alliant
Holdings Co.-Issuer, 6.75%, 10/15/2027
a
20,000 21,140
Ally Financial, Inc., 5.75%, 11/20/2025 32,000 37,237
AmWINS Group, Inc., 7.75%, 7/01/2026
a
30,000 32,147
ASG Finance Designated Activity Co., 7.88%,
12/03/2024
a
15,000 13,397
Assuredpartners, Inc.
7.00%, 8/15/2025
a
10,000 10,300
5.63%, 1/15/2029
a
15,000 15,301
Barclays Bank PLC, 6.86%
a,f
5,000 7,075
Brookfield Property REIT, Inc. / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LLC,
5.75%, 5/15/2026
a
25,000 25,941
CIT Group, Inc.
5.00%, 8/01/2023 21,000 22,959
4.75%, 2/16/2024 13,000 14,268
3.93%, 6/19/2024 20,000 21,266
5.25%, 3/07/2025 15,000 17,228
6.13%, 3/09/2028 15,000 18,656
Cng Holdings, Inc., 12.50%, 6/15/2024
a
10,000 9,034
Commerzbank AG, 8.13%, 9/19/2023
a
25,000 29,012
Compass Group Diversified Holdings LLC,
8.00%, 5/01/2026
a
20,000 21,020
Credit Acceptance Corp.
5.13%, 12/31/2024
a
3,000 3,103
6.63%, 3/15/2026 12,000 12,718
CTR Partnership LP / Caretrust Capital Corp.,
5.25%, 6/01/2025 10,000 10,317
Curo Group Holdings Corp., 8.25%, 9/01/2025
a
16,000 15,684
Cushman & Wakefield US Borrower LLC, 6.75%,
5/15/2028
a
20,000 21,761
Deutsche Bank AG
4.50%, 4/01/2025 50,000 53,501
4.30%, 5/24/2028 50,000 51,251

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Financial – 9.7% (continued)
Diversified Healthcare Trust
9.75%, 6/15/2025 25,000 28,370
4.75%, 2/15/2028 5,000 5,000
Enova International, Inc.
8.50%, 9/01/2024
a
8,000 7,859
8.50%, 9/15/2025
a
12,000 11,693
EPR Properties
5.25%, 7/15/2023 5,000 5,197
4.50%, 4/01/2025 25,000 25,664
4.75%, 12/15/2026 15,000 15,689
4.50%, 6/01/2027
b
30,000 30,921
4.95%, 4/15/2028 10,000 10,416
3.75%, 8/15/2029 15,000 14,657
ESH Hospitality, Inc.
5.25%, 5/01/2025
a
30,000 30,596
4.63%, 10/01/2027
a
35,000 35,782
Fairstone Financial, Inc., 7.88%, 7/15/2024
a
16,000 16,948
FelCor Lodging LP, 6.00%, 6/01/2025 10,000 10,276
Finance of America Funding LLC, 7.88%,
11/15/2025
a
10,000 9,943
Five Point Operating Co. LP / Five Point Capital
Corp., 7.88%, 11/15/2025
a
12,000 12,680
Freedom Mortgage Corp.
8.13%, 11/15/2024
a
15,000 15,588
8.25%, 4/15/2025
a
15,000 15,576
7.63%, 5/01/2026
a
15,000 15,964
FS Energy & Power Fund, 7.50%, 8/15/2023
a
7,000 6,998
Genworth Holdings, Inc.
4.90%, 8/15/2023 13,000 12,255
Series ., 4.80%, 2/15/2024 10,000 9,368
6.50%, 6/15/2034 10,000 9,234
Genworth Mortgage Holdings, Inc., 6.50%,
8/15/2025
a
25,000 26,703
Geo Group, Inc. (The), 6.00%, 4/15/2026 10,000 7,204
GEO Group, Inc. (The), 5.13%, 4/01/2023 5,000 4,274
Global Aircraft Leasing Co. Ltd., 6.50%,
9/15/2024
a,c
48,092 43,110
Global NET Lease, Inc. / Global NET
Lease Operating Partnership LP, 3.75%,
12/15/2027
a
10,000 10,168
Goeasy Ltd., 5.38%, 12/01/2024
a
15,000 15,679
Greystar Real Estate Partners LLC, 5.75%,
12/01/2025
a
20,000 20,625
GTCR AP Finance, Inc., 8.00%, 5/15/2027
a
15,000 16,196
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 7/15/2024
a
25,000 25,938
6.00%, 4/15/2025
a
45,000 47,837
Howard Hughes Corp. (The)
5.38%, 3/15/2025
a
30,000 30,901
5.38%, 8/01/2028
a
26,000 27,430
4.13%, 2/01/2029
a
25,000 24,955
HUB International Ltd., 7.00%, 5/01/2026
a
32,000 33,173
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Financial – 9.7% (continued)
Icahn Enterprises LP / Icahn Enterprises
Finance Corp.
6.25%, 2/01/2022 40,000 40,077
6.75%, 2/01/2024 15,000 15,309
4.75%, 9/15/2024 35,000 36,967
6.38%, 12/15/2025 25,000 25,818
6.25%, 5/15/2026 20,000 21,166
5.25%, 5/15/2027 10,000 10,508
Intesa Sanpaolo SpA
5.02%, 6/26/2024
a
51,000 55,500
5.71%, 1/15/2026
a
35,000 39,496
Iron Mountain, Inc.
4.88%, 9/15/2027
a
41,000 42,936
5.25%, 3/15/2028
a
20,000 21,021
5.00%, 7/15/2028
a
30,000 31,533
4.88%, 9/15/2029
a
21,000 21,796
5.25%, 7/15/2030
a
25,000 26,332
5.63%, 7/15/2032
a
15,000 16,215
iStar, Inc.
4.25%, 8/01/2025 12,000 11,859
5.50%, 2/15/2026 10,000 10,181
Kennedy-Wilson, Inc.
5.88%, 4/01/2024 45,000 45,699
4.75%, 3/01/2029 25,000 25,098
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp.
5.25%, 3/15/2022
a
19,000 19,090
5.25%, 10/01/2025
a
15,000 14,992
4.25%, 2/01/2027
a
15,000 14,387
LD Holdings Group LLC, 6.50%, 11/01/2025
a
10,000 10,627
LPL Holdings, Inc.
5.75%, 9/15/2025
a
30,000 30,990
4.63%, 11/15/2027
a
11,000 11,472
Mack-Cali Realty LP, 4.50%, 4/18/2022 5,000 5,077
MGIC Investment Corp., 5.25%, 8/15/2028 15,000 16,039
MGM Growth Properties Operating Partnership
LP / MGP Finance Co.-Issuer, Inc.
5.63%, 5/01/2024 24,000 25,767
4.63%, 6/15/2025
a
20,000 21,247
4.50%, 9/01/2026 20,000 21,280
5.75%, 2/01/2027 5,000 5,607
MPT Operating Partnership LP / MPT Finance
Corp.
5.25%, 8/01/2026 18,000 18,670
5.00%, 10/15/2027 46,000 48,638
4.63%, 8/01/2029 25,000 26,731
3.50%, 3/15/2031 30,000 30,285
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027
a
30,000 31,716
5.13%, 12/15/2030
a
20,000 20,747
Navient Corp.
6.50%, 6/15/2022 10,000 10,474
5.50%, 1/25/2023 4,000 4,199
7.25%, 9/25/2023 15,000 16,519
6.13%, 3/25/2024 8,000 8,524
5.88%, 10/25/2024 18,000 19,124
5.63%, 8/01/2033 8,000 7,653
New Residential Investment Corp., 6.25%,
10/15/2025
a
15,000 14,997

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Financial – 9.7% (continued)
Newmark Group, Inc., 6.13%, 11/15/2023 26,000 28,210
NFP Corp., 6.88%, 8/15/2028
a
45,000 47,295
Ocwen Loan Servicing LLC, 8.38%, 11/15/2022
a
5,000 4,879
Onemain Finance Corp., 4.00%, 9/15/2030 35,000 35,255
OneMain Finance Corp.
6.13%, 5/15/2022 12,000 12,674
5.63%, 3/15/2023 30,000 32,147
8.25%, 10/01/2023 6,000 6,863
6.13%, 3/15/2024 30,000 32,791
6.88%, 3/15/2025 31,000 35,526
8.88%, 6/01/2025 15,000 16,770
7.13%, 3/15/2026 35,000 41,060
6.63%, 1/15/2028 10,000 11,727
5.38%, 11/15/2029 17,000 18,726
Oxford Finance LLC / Oxford Finance Co.-Issuer
II, Inc., 6.38%, 12/15/2022
a
10,000 10,096
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co.-Issuer
7.50%, 6/01/2025
a
15,000 16,209
5.88%, 10/01/2028
a
20,000 21,119
Pennymac Financial Services, Inc., 5.38%,
10/15/2025
a
16,000 16,768
Provident Funding Associates LP / Pfg Finance
Corp., 6.38%, 6/15/2025
a
15,000 15,254
Quicken Loans LLC / Quicken Loans Co.-Issuer,
Inc., 3.88%, 3/01/2031
a
35,000 35,475
Quicken Loans, Inc., 5.25%, 1/15/2028
a
30,000 32,026
Radian Group, Inc.
4.50%, 10/01/2024 10,000 10,522
6.63%, 3/15/2025 15,000 16,930
4.88%, 3/15/2027 10,000 10,800
Realogy Group LLC / Realogy Co.-Issuer Corp.
4.88%, 6/01/2023
a
12,000 12,421
7.63%, 6/15/2025
a
10,000 10,864
9.38%, 4/01/2027
a
20,000 22,087
RHP Hotel Properties LP / RHP Finance Corp.
5.00%, 4/15/2023 12,000 12,060
4.75%, 10/15/2027 25,000 25,514
SBA Communications Corp.
3.88%, 2/15/2027 40,000 41,761
3.13%, 2/01/2029
a
165,000 165,148
Service Properties Trust
4.50%, 6/15/2023 10,000 10,055
4.65%, 3/15/2024 5,000 4,962
4.35%, 10/01/2024 20,000 19,642
4.50%, 3/15/2025 30,000 29,419
5.25%, 2/15/2026 20,000 19,701
4.95%, 2/15/2027 27,000 26,029
3.95%, 1/15/2028 30,000 27,601
4.95%, 10/01/2029 20,000 18,920
4.38%, 2/15/2030 20,000 18,212
SLM Corp.
5.13%, 4/05/2022 16,000 16,399
4.20%, 10/29/2025 25,000 26,521
Starwood Property Trust, Inc., 4.75%,
3/15/2025 18,000 18,117
Synovus Financial Corp., 5.90%, 2/07/2029 20,000 21,573
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Financial – 9.7% (continued)
UniCredit SpA
5.86%, 6/19/2032
a
25,000 27,854
7.30%, 4/02/2034
a
50,000 59,469
5.46%, 6/30/2035
a
50,000 53,818
United Wholesale Mortgage LLC, 5.50%,
11/15/2025
a
20,000 21,053
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL
Capital LLC
7.13%, 12/15/2024
a
15,000 15,464
7.88%, 2/15/2025
a
60,000 64,412
Uniti Group LP / Uniti Group Finance, Inc. / CSL
Capital LLC
6.00%, 4/15/2023
a
5,000 5,108
8.25%, 10/15/2023 20,000 20,291
VICI Properties LP / VICI Note Co., Inc.
3.50%, 2/15/2025
a
35,000 35,649
4.25%, 12/01/2026
a
35,000 36,253
3.75%, 2/15/2027
a
40,000 40,729
4.63%, 12/01/2029
a
15,000 15,976
4.13%, 8/15/2030
a
30,000 31,237
Washington Prime Group LP, 6.45%, 8/15/2024
b
5,000 3,519
WeWork Cos., Inc., 7.88%, 5/01/2025
a
15,000 13,345
XHR LP, 6.38%, 8/15/2025
a
20,000 20,993
3,805,996
Industrial – 9.6%
Advanced Drainage Systems, Inc., 5.00%,
9/30/2027
a
10,000 10,518
Aecom, 5.88%, 10/15/2024 20,000 22,320
AECOM, 5.13%, 3/15/2027 23,000 25,756
Amsted Industries, Inc.
5.63%, 7/01/2027
a
10,000 10,620
4.63%, 5/15/2030
a
15,000 15,788
Apex Tool Group LLC / BC Mountain Finance,
Inc., 9.00%, 2/15/2023
a,b
5,000 4,913
Ard Finance SA, 6.50%, 6/30/2027
a,c
20,000 21,081
Ardagh Packaging Finance PLC / Ardagh
Holdings USA, Inc.
5.25%, 4/30/2025
a
30,000 31,611
4.13%, 8/15/2026
a
50,000 51,662
5.25%, 8/15/2027
a
30,000 30,688
Ball Corp.
5.00%, 3/15/2022 5,000 5,222
4.00%, 11/15/2023 40,000 42,711
5.25%, 7/01/2025 25,000 28,395
4.88%, 3/15/2026 23,000 25,795
2.88%, 8/15/2030 40,000 39,807
Berry Global, Inc.
4.50%, 2/15/2026
a,b
15,000 15,324
5.63%, 7/15/2027
a
25,000 26,588
Boise Cascade Co., 4.88%, 7/01/2030
a
15,000 16,370
Bombardier, Inc.
5.75%, 3/15/2022
a
15,000 15,394
6.00%, 10/15/2022
a
29,000 28,780
6.13%, 1/15/2023
a
23,000 23,072
7.50%, 12/01/2024
a
22,000 21,197
7.50%, 3/15/2025
a
35,000 32,739
7.88%, 4/15/2027
a
34,000 31,381
Brand Industrial Services, Inc., 8.50%,
7/15/2025
a
30,000 30,379

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Industrial – 9.6% (continued)
Brightstar Escrow Corp., 9.75%, 10/15/2025
a
10,000 10,696
Builders FirstSource, Inc.
6.75%, 6/01/2027
a
32,000 34,434
5.00%, 3/01/2030
a
15,000 16,030
BWX Technologies, Inc., 4.13%, 6/30/2028
a
10,000 10,469
Cargo Aircraft Management, Inc., 4.75%,
2/01/2028
a
15,000 15,601
Cascades, Inc./Cascades USA, Inc., 5.38%,
1/15/2028
a
15,000 15,865
Clean Harbors, Inc.
4.88%, 7/15/2027
a
21,000 22,144
5.13%, 7/15/2029
a
8,000 8,731
Cleaver-Brooks, Inc., 7.88%, 3/01/2023
a
15,000 14,747
Colfax Corp., 6.38%, 2/15/2026
a
10,000 10,712
Cornerstone Building Brands, Inc.
8.00%, 4/15/2026
a
20,000 20,899
6.13%, 1/15/2029
a
15,000 15,705
Covanta Holding Corp., 6.00%, 1/01/2027 10,000 10,472
CP Atlas Buyer, Inc., 7.00%, 12/01/2028
a
10,000 10,386
Crown Americas LLC / Crown Americas Capital
Corp. IV, 4.50%, 1/15/2023 25,000 26,250
Crown Americas LLC / Crown Americas Capital
Corp. V, 4.25%, 9/30/2026 10,000 10,845
Crown Americas LLC / Crown Americas Capital
Corp. VI, 4.75%, 2/01/2026 25,000 25,938
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026 10,000 12,143
Energizer Holdings, Inc.
4.75%, 6/15/2028
a
15,000 15,638
4.38%, 3/31/2029
a
20,000 20,400
EnerSys
5.00%, 4/30/2023
a
8,000 8,399
4.38%, 12/15/2027
a
8,000 8,529
EnPro Industries, Inc., 5.75%, 10/15/2026 10,000 10,658
Flex Acquisition Co., Inc., 7.88%, 7/15/2026
a
20,000 20,774
Fluor Corp.
3.50%, 12/15/2024
b
10,000 9,969
4.25%, 9/15/2028 35,000 34,968
Fly Leasing Ltd., 5.25%, 10/15/2024
b
10,000 9,745
Forterra Finance LLC / Frta Finance Corp.,
6.50%, 7/15/2025
a
15,000 16,056
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/2025
a
35,000 36,264
9.75%, 8/01/2027
a
15,000 16,992
Frontdoor, Inc., 6.75%, 8/15/2026
a
20,000 21,364
FXI Holdings, Inc.
7.88%, 11/01/2024
a
20,000 20,302
12.25%, 11/15/2026
a
50,000 56,363
Gates Global LLC / Gates Corp., 6.25%,
1/15/2026
a
15,000 15,759
GFL Environmental, Inc.
5.13%, 12/15/2026
a
20,000 21,215
8.50%, 5/01/2027
a
10,000 11,055
3.50%, 9/01/2028
a
75,000 73,790
Granite US Holdings Corp., 11.00%,
10/01/2027
a
10,000 11,225
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Industrial – 9.6% (continued)
Graphic Packaging International LLC
4.88%, 11/15/2022 5,000 5,239
4.13%, 8/15/2024 10,000 10,618
4.75%, 7/15/2027
a
8,000 8,830
3.50%, 3/15/2028
a
16,000 16,678
Great Lakes Dredge & Dock Corp., 8.00%,
5/15/2022 10,000 10,167
Greif, Inc., 6.50%, 3/01/2027
a
45,000 48,036
Griffon Corp., 5.75%, 3/01/2028 15,000 15,867
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.,
7.38%, 12/15/2023
a
25,000 25,507
Harsco Corp., 5.75%, 7/31/2027
a
5,000 5,188
Hillenbrand, Inc.
5.75%, 6/15/2025 15,000 16,157
5.00%, 9/15/2026 10,000 11,345
Hillman Group, Inc. (The), 6.38%, 7/15/2022
a
13,000 12,994
Howmet Aerospace, Inc.
5.87%, 2/23/2022 25,000 26,162
6.88%, 5/01/2025
b
50,000 58,215
5.90%, 2/01/2027
b
30,000 34,914
6.75%, 1/15/2028 10,000 12,200
5.95%, 2/01/2037 15,000 18,356
Husky III Holding Ltd., 13.00%, 2/15/2025
a,c
5,000 5,431
Ingram Micro, Inc.
5.00%, 8/10/2022 15,000 15,485
5.45%, 12/15/2024 15,000 17,286
Intelligent Packaging Ltd. Finco, Inc. / Intelligent
Packaging Ltd. Co.-Issuer LLC, 6.00%,
9/15/2028
a
15,000 15,562
Intertape Polymer Group, Inc., 7.00%,
10/15/2026
a
40,000 42,369
JELD-WEN, Inc.
6.25%, 5/15/2025
a
10,000 10,760
4.88%, 12/15/2027
a
21,000 22,055
Kenan Advantage Group, Inc. (The), 7.88%,
7/31/2023
a
20,000 20,015
Koppers, Inc., 6.00%, 2/15/2025
a
20,000 20,550
Kratos Defense & Security Solutions, Inc., 6.50%,
11/30/2025
a
12,000 12,571
LABL Escrow Issuer LLC
6.75%, 7/15/2026
a
25,000 26,777
10.50%, 7/15/2027
a,b
20,000 22,171
LSB Industries, Inc., 9.63%, 5/01/2023
a,b
16,000 16,596
Manitowoc Co., Inc. (The), 9.00%, 4/01/2026
a
6,000 6,463
Masonite International Corp.
5.75%, 9/15/2026
a
6,000 6,276
5.38%, 2/01/2028
a
8,000 8,569
MasTec, Inc., 4.50%, 8/15/2028
a
20,000 21,060
Matthews International Corp., 5.25%,
12/01/2025
a
3,000 3,055
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024
a
18,000 18,224
7.25%, 4/15/2025
a
35,000 34,513
Moog, Inc., 4.25%, 12/15/2027
a
17,000 17,721
New Enterprise Stone & Lime Co., Inc., 6.25%,
3/15/2026
a
20,000 20,626
Norbord, Inc.
6.25%, 4/15/2023
a
6,000 6,526
5.75%, 7/15/2027
a
10,000 10,752

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Industrial – 9.6% (continued)
Owens-Brockway Glass Container, Inc.
5.88%, 8/15/2023
a
20,000 21,445
6.38%, 8/15/2025
a
10,000 11,144
Pactiv LLC
7.95%, 12/15/2025 6,000 6,836
8.38%, 4/15/2027 5,000 5,850
Park-Ohio Industries, Inc., 6.63%, 4/15/2027 10,000 10,048
Plastipak Holdings, Inc., 6.25%, 10/15/2025
a,b
10,000 10,258
Powerteam Services LLC, 9.03%, 12/04/2025
a
10,000 11,072
RBS Global, Inc. / Rexnord LLC, 4.88%,
12/15/2025
a
45,000 46,052
Reynolds Group Issuer, Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu, 4.00%,
10/15/2027
a
50,000 50,270
Rolls-Royce PLC
3.63%, 10/14/2025
a
60,000 59,383
5.75%, 10/15/2027
a
40,000 43,187
Rutas 2 And 7 Finance Ltd., 9/30/2036
a,g
15,000 11,266
Sealed Air Corp.
5.25%, 4/01/2023
a
15,000 15,888
5.13%, 12/01/2024
a
10,000 11,064
5.50%, 9/15/2025
a
15,000 16,689
4.00%, 12/01/2027
a
15,000 15,933
6.88%, 7/15/2033
a
13,000 17,196
Sensata Technologies BV
4.88%, 10/15/2023
a
15,000 16,079
5.63%, 11/01/2024
a
10,000 11,140
5.00%, 10/01/2025
a
15,000 16,599
Sensata Technologies, Inc.
4.38%, 2/15/2030
a
16,000 17,245
3.75%, 2/15/2031
a
15,000 15,399
Signature Aviation US Holdings, Inc.
5.38%, 5/01/2026
a
20,000 20,494
4.00%, 3/01/2028
a
20,000 20,396
Silgan Holdings, Inc., 4.13%, 2/01/2028 20,000 20,735
Spirit Aerosystems, Inc.
7.50%, 4/15/2025
a
30,000 32,174
3.85%, 6/15/2026 10,000 10,422
Spirit AeroSystems, Inc., 3.95%, 6/15/2023 22,000 21,793
SPX FLOW, Inc., 5.88%, 8/15/2026
a
12,000 12,523
SSL Robotics LLC, 9.75%, 12/31/2023
a
20,000 22,480
Standard Industries, Inc.
5.00%, 2/15/2027
a
25,000 26,071
4.75%, 1/15/2028
a
10,000 10,530
4.38%, 7/15/2030
a
35,000 37,093
3.38%, 1/15/2031
a
25,000 24,695
Stericycle, Inc.
5.38%, 7/15/2024
a
20,000 20,791
3.88%, 1/15/2029
a
15,000 15,379
Stevens Holding Co., Inc., 6.13%, 10/01/2026
a
5,000 5,436
Summit Materials LLC / Summit Materials
Finance Corp.
5.13%, 6/01/2025
a
5,000 5,090
6.50%, 3/15/2027
a
5,000 5,322
5.25%, 1/15/2029
a
5,000 5,262
Teekay Corp., 9.25%, 11/15/2022
a
15,000 14,986
Teekay Offshore Partners LP/Teekay Offshore
Finance Corp., 8.50%, 7/15/2023
a
45,000 40,576
Terex Corp., 5.63%, 2/01/2025
a
30,000 30,732
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Industrial – 9.6% (continued)
Titan Acquisition Ltd. / Titan Co.-Borrower LLC,
7.75%, 4/15/2026
a
60,000 61,111
TopBuild Corp., 5.63%, 5/01/2026
a
8,000 8,273
TransDigm, Inc.
6.50%, 7/15/2024 60,000 61,059
6.50%, 5/15/2025 50,000 51,270
8.00%, 12/15/2025
a
30,000 32,805
6.25%, 3/15/2026
a
95,000 100,483
6.38%, 6/15/2026 15,000 15,513
7.50%, 3/15/2027 10,000 10,696
5.50%, 11/15/2027 35,000 35,925
Trident TPI Holdings, Inc., 9.25%, 8/01/2024
a
5,000 5,304
TriMas Corp., 4.88%, 10/15/2025
a
7,000 7,171
Trinity Industries, Inc., 4.55%, 10/01/2024 15,000 15,805
Triumph Group, Inc.
5.25%, 6/01/2022 20,000 19,016
6.25%, 9/15/2024
a
20,000 19,764
7.75%, 8/15/2025
b
18,000 16,887
Trivium Packaging Finance BV, 5.50%,
8/15/2026
a
20,000 21,078
TTM Technologies, Inc., 5.63%, 10/01/2025
a
12,000 12,270
Tutor Perini Corp., 6.88%, 5/01/2025
a,b
20,000 20,292
US Concrete, Inc.
6.38%, 6/01/2024 9,000 9,257
5.13%, 3/01/2029
a
5,000 5,111
Vertical Holdco GMBH, 7.63%, 7/15/2028
a
10,000 10,821
Vertical US Newco, Inc., 5.25%, 7/15/2027
a
50,000 52,375
Waste Pro USA, Inc., 5.50%, 2/15/2026
a
7,000 7,208
Watco Cos. LLC / Watco Finance Corp., 6.50%,
6/15/2027
a
50,000 53,639
Weekley Homes LLC / Weekley Finance Corp.,
4.88%, 9/15/2028
a,b
20,000 20,801
Welbilt, Inc., 9.50%, 2/15/2024
b
5,000 5,151
Werner FinCo LP / Werner FinCo, Inc., 8.75%,
7/15/2025
a
5,000 5,247
WESCO Distribution, Inc.
5.38%, 6/15/2024 15,000 15,406
7.13%, 6/15/2025
a
40,000 43,521
7.25%, 6/15/2028
a
35,000 39,322
XPO CNW, Inc., 6.70%, 5/01/2034 10,000 11,899
XPO Logistics, Inc.
6.75%, 8/15/2024
a
43,000 45,475
6.25%, 5/01/2025
a
10,000 10,724
3,771,231
Technology – 4.0%
Advanced Micro Devices, Inc., 7.50%,
8/15/2022 14,000 15,319
Ams AG, 7.00%, 7/31/2025
a
10,000 10,971
Ascend Learning LLC
6.88%, 8/01/2025
a
5,000 5,156
6.88%, 8/01/2025
a
10,000 10,293
Banff Merger Sub, Inc., 9.75%, 9/01/2026
a
65,000 68,804
Black Knight Infoserv LLC, 3.63%, 9/01/2028
a
45,000 45,543
Blackboard, Inc., 10.38%, 11/15/2024
a
18,000 18,829
Booz Allen Hamilton, Inc., 3.88%, 9/01/2028
a
20,000 20,585
Boxer Parent Co., Inc., 7.13%, 10/02/2025
a
15,000 16,224
BY Crown Parent LLC / By Bond Finance, Inc.,
4.25%, 1/31/2026
a
5,000 5,136
Camelot Finance SA, 4.50%, 11/01/2026
a
15,000 15,609

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Technology – 4.0% (continued)
Castle US Holding Corp., 9.50%, 2/15/2028
a
10,000 10,258
CDK Global, Inc.
5.00%, 10/15/2024 25,000 27,895
5.88%, 6/15/2026 20,000 20,859
5.25%, 5/15/2029
a
35,000 37,917
CDW LLC / CDW Finance Corp.
5.50%, 12/01/2024 17,000 18,778
3.25%, 2/15/2029 40,000 40,232
Change Healthcare Holdings LLC / Change
Healthcare Finance, Inc., 5.75%, 3/01/2025
a
20,000 20,544
Dell, Inc.
6.50%, 4/15/2038 7,000 8,665
5.40%, 9/10/2040 14,000 15,839
Diebold Nixdorf, Inc.
8.50%, 4/15/2024 10,000 10,197
9.38%, 7/15/2025
a
20,000 22,138
Donnelley Financial Solutions, Inc., 8.25%,
10/15/2024 13,000 13,665
Dun & Bradstreet Corp. (The)
6.88%, 8/15/2026
a
12,000 12,876
10.25%, 2/15/2027
a
10,000 11,213
EMC Corp., 3.38%, 6/01/2023 27,000 28,011
Entegris, Inc., 4.38%, 4/15/2028
a
10,000 10,545
Exela Intermediate LLC / Exela Finance, Inc.,
10.00%, 7/15/2023
a
10,000 3,249
Granite Merger Sub 2, Inc., 11.00%, 7/15/2027
a
10,000 11,457
Microchip Technology, Inc., 4.25%, 9/01/2025
a
50,000 52,203
MSCI, Inc.
4.75%, 8/01/2026
a
10,000 10,348
5.38%, 5/15/2027
a
15,000 16,109
4.00%, 11/15/2029
a
25,000 26,589
3.63%, 9/01/2030
a
12,000 12,728
3.88%, 2/15/2031
a
20,000 21,275
NCR Corp.
8.13%, 4/15/2025
a
20,000 21,898
5.00%, 10/01/2028
a
20,000 20,555
6.13%, 9/01/2029
a
11,000 11,866
Nuance Communications, Inc., 5.63%,
12/15/2026 30,000 31,609
Open Text Corp.
5.88%, 6/01/2026
a
20,000 20,795
3.88%, 2/15/2028
a
20,000 20,497
Open Text Holdings, Inc., 4.13%, 2/15/2030
a
25,000 26,088
Pitney Bowes, Inc.
5.95%, 4/01/2023 10,000 10,449
4.63%, 3/15/2024 18,000 18,520
Presidio Holdings, Inc.
4.88%, 2/01/2027
a
15,000 15,746
8.25%, 2/01/2028
a
15,000 16,700
PTC, Inc.
3.63%, 2/15/2025
a
30,000 30,810
4.00%, 2/15/2028
a
7,000 7,290
Qorvo, Inc., 4.38%, 10/15/2029 25,000 27,297
Rackspace Technology Global, Inc., 5.38%,
12/01/2028
a
15,000 15,686
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Technology – 4.0% (continued)
Seagate HDD Cayman
4.25%, 3/01/2022
b
20,000 20,565
4.75%, 6/01/2023 20,000 21,449
4.88%, 3/01/2024 20,000 21,578
4.75%, 1/01/2025 20,000 21,642
4.88%, 6/01/2027 20,000 22,234
4.09%, 6/01/2029
a
20,000 20,807
3.13%, 7/15/2029
a
15,000 14,595
4.13%, 1/15/2031
a
20,000 20,938
5.75%, 12/01/2034
b
20,000 23,697
Solera LLC / Solera Finance, Inc., 10.50%,
3/01/2024
a
40,000 41,095
SS&C Technologies, Inc., 5.50%, 9/30/2027
a
50,000 52,975
Tempo Acquisition LLC / Tempo Acquisition
Finance Corp., 6.75%, 6/01/2025
a
30,000 30,853
Vericast Corp., 8.38%, 8/15/2022
a
20,000 20,175
Veritas US, Inc. / Veritas Bermuda Ltd.
10.50%, 2/01/2024
a,b
40,000 40,084
7.50%, 9/01/2025
a
40,000 41,087
Western Digital Corp., 4.75%, 2/15/2026 50,000 55,326
Xerox Corp.
4.38%, 3/15/2023 21,000 22,062
3.80%, 5/15/2024
b
8,000 8,355
4.80%, 3/01/2035 8,000 8,128
6.75%, 12/15/2039 11,000 12,009
Xerox Holdings Corp.
5.00%, 8/15/2025
a
20,000 20,895
5.50%, 8/15/2028
a
40,000 41,512
1,573,926
Utilities – 2.9%
Amerigas Partners LP / Amerigas Finance Corp.,
5.88%, 8/20/2026 35,000 40,206
AmeriGas Partners LP / AmeriGas Finance Corp.
5.63%, 5/20/2024 7,000 7,694
5.50%, 5/20/2025 5,000 5,495
5.75%, 5/20/2027 15,000 17,044
Calpine Corp.
5.25%, 6/01/2026
a
39,000 40,214
4.50%, 2/15/2028
a
36,000 36,989
5.13%, 3/15/2028
a
20,000 20,705
4.63%, 2/01/2029
a
30,000 30,266
5.00%, 2/01/2031
a
20,000 20,559
Clearway Energy Operating LLC
5.75%, 10/15/2025 20,000 20,983
5.00%, 9/15/2026 10,000 10,375
4.75%, 3/15/2028
a
35,000 37,658
DPL, Inc.
4.13%, 7/01/2025
a
10,000 10,687
4.35%, 4/15/2029 12,000 13,405

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.4% (continued)
Utilities – 2.9% (continued)
FirstEnergy Corp.
Series A, 3.35%, 7/15/2022 20,000 20,364
Series B, 4.25%, 3/15/2023 30,000 31,478
2.05%, 3/01/2025 25,000 24,930
Series A, 1.60%, 1/15/2026 10,000 9,724
Series B, 4.40%, 7/15/2027 53,000 58,069
2.65%, 3/01/2030 25,000 24,702
Series B, 2.25%, 9/01/2030 15,000 14,292
Series C, 7.38%, 11/15/2031
b
45,000 63,051
Series C, 5.35%, 7/15/2047 35,000 42,409
Series C, 3.40%, 3/01/2050 35,000 32,886
FirstEnergy Transmission LLC
4.35%, 1/15/2025
a
15,000 16,481
4.55%, 4/01/2049
a
15,000 17,011
NextEra Energy Operating Partners LP
4.25%, 7/15/2024
a
30,000 31,793
3.88%, 10/15/2026
a
12,000 12,858
4.50%, 9/15/2027
a
10,000 11,099
NRG Energy, Inc.
7.25%, 5/15/2026 29,000 30,400
6.63%, 1/15/2027 15,000 15,725
5.75%, 1/15/2028 10,000 10,882
3.38%, 2/15/2029
a
10,000 10,234
5.25%, 6/15/2029
a
30,000 33,118
3.63%, 2/15/2031
a
20,000 20,795
Pattern Energy Operations LP / Pattern Energy
Operations, Inc., 4.50%, 8/15/2028
a
15,000 15,860
PG&E Corp., 5.25%, 7/01/2030 45,000 49,495
Pike Corp., 5.50%, 9/01/2028
a
15,000 15,502
Rockpoint Gas Storage Canada Ltd., 7.00%,
3/31/2023
a
10,000 9,830
Talen Energy Supply LLC
6.50%, 6/01/2025 20,000 15,880
10.50%, 1/15/2026
a
20,000 18,395
7.25%, 5/15/2027
a
5,000 5,285
6.63%, 1/15/2028
a
15,000 15,745
7.63%, 6/01/2028
a
15,000 16,161
Terraform Global Operating LLC, 6.13%,
3/01/2026
a
20,000 20,534
TransAlta Corp.
4.50%, 11/15/2022 10,000 10,434
6.50%, 3/15/2040 5,000 5,619
Vistra Operations Co. LLC
5.50%, 9/01/2026
a
28,000 29,112
5.63%, 2/15/2027
a
36,000 37,999
5.00%, 7/31/2027
a
20,000 21,050
1,131,482
Total Corporate Bonds (cost $36,274,411) 38,310,016
Shares
Investment Companies – 1.7%
Registered Investment Companies – 1.7%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
h,i
(cost $656,363) 656,363 656,363
BNY Mellon High Yield Beta ETF (continued)
Description Shares Value ($)
Investment of Cash Collateral for Securities Loaned – 2.5%
Registered Investment Companies – 2.5%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
h,i
(cost $995,779) 995,779 995,779
Total Investments (cost $37,926,553) 101.6% 39,962,158
Liabilities, Less Cash and Receivables (1.6)% (648,455)
Net Assets 100.0% 39,313,703
REIT—Real Estate Investment Trust

See Notes to Statements of Investments
a
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, these securities were valued at $22,750,139 or 57.87% of net assets.
b
Security, or portion thereof, on loan. At January 31, 2021, the value of the fund’s securities on loan was $1,348,474 and the value of the collateral was $1,380,102, consisting of cash collateral of
$995,779 and U.S. Government & Agency securities valued at $384,323.
c
All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
d
Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
e
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at January 31, 2021 was $3,782, which represented
0.01% of the Fund’s Net Assets.
f
Perpetual bond with no specified maturity date.
g
Denotes a zero coupon security issued at a substantial discount from its value at maturity.
h
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
i
The rate shown is the 1-day yield as of January 31, 2021.
Centrally Cleared Credit Default Swaps
Reference Obligation
Maturity
Date
Notional
Amount ($)
1
Market
Value ($)
Upfront
Payments/
(Receipts) ($)
Unrealized
Appreciation
(Depreciation) ($)
Sold Contracts
2
CDX North American High Yield Swap 12/20/2025 250,000 21,658 10,340 11,318
1
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
2
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

NOTES TO STATEMENTS OF INVESTMENTS
(Unaudited)
The Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) is the exclusive
reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by
nongovernmental entities. Rules and interpretive releases of the
Securities and Exchange Commission (“SEC”) under authority
of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946
Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may
require the use of management estimates and assumptions.
Actual results could differ from those estimates.
(a) Portfolio valuation:
The fair value of a financial instrument
is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price).
GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.
This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level
1 measurements) and the lowest priority to unobservable
inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether
the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—unadjusted quoted prices in active markets for
identical investments.
Level 2
—other significant observable inputs (including
quoted prices for similar investments, interest rates,
prepayment speeds, credit risk, etc.).
Level 3
—significant unobservable inputs (including the
funds’ own assumptions in determining the fair value of
investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:
Investments in equity securities, including ETFs (but not
including investments in other open-end registered investment companies) are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System for which
market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities excluding short-term investments
(other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”)
approved by the Trust’s Board of Trustees (the “Board”).
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). Securities are valued as determined by a Service, based on methods which include
consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.
Each Service and independent valuation firm is engaged under the general oversight of the Board.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly
affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by
the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within
Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally
categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to
U.S. dollars at the prevailing rates of exchange.
Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy. Swaps are valued by the Service by using a swap pricing model which incorporates among other

factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The table below summarizes the inputs used as of January 31,
2021 in valuing each fund’s investments:
Fair Value Measurements
Investments in Securities
†
Level 1 — Unadjusted
Quoted Prices
Level 2 — Other
Significant
Observable Inputs
Level 3 — Significant
Unobservable Inputs
Assets ($) Liabilities ($) Assets ($) Liabilities ($) Assets ($) Liabilities ($) Total
BNY Mellon US Large Cap Core Equity
ETF
Common Stocks 186,759,390 — — — — — 186,759,390
Investment Companies 48,930 — — — — — 48,930
BNY Mellon US Mid Cap Core Equity
ETF
Common Stocks 73,331,023 — — — — — 73,331,023
Investment Companies 45,045 — — — — — 45,045
Investment of Cash Collateral for
Securities Loaned 271,731 — — — — — 271,731
BNY Mellon US Small Cap Core Equity
ETF
Common Stocks 77,637,901 — — — — — 77,637,901
Investment Companies 54,516 — — — — — 54,516
Investment of Cash Collateral for
Securities Loaned 1,635,322 — — — — — 1,635,322
BNY Mellon International Equity ETF
Common Stocks 39,501,560 — — — — — 39,501,560
Preferred Stocks 199,948 — — — — — 199,948
Short-Term Investments — — 34,999 — — — 34,999
Investment Companies 36,647 — — — — — 36,647
Investment of Cash Collateral for
Securities Loaned 132,564 — — — — — 132,564
Other Financial Instruments:
Futures
††
928 — — — — — 928
BNY Mellon Emerging Markets Equity
ETF
Common Stocks 38,800,965 — — — — — 38,800,965
Preferred Stocks 1,001,054 — — — — — 1,001,054
Exchange-Traded Funds 1,187,507 — — — — — 1,187,507
Short-Term Investments — — 10,000 — — — 10,000
Investment Companies 105,484 — — — — — 105,484
Investment of Cash Collateral for
Securities Loaned 46,775 — — — — — 46,775
Other Financial Instruments:
Futures
††
— (2,216) — — — — (2,216)
BNY Mellon Core Bond ETF
Asset-Backed Securities — — 183,863 — — — 183,863
Commercial Mortgage-Backed
Securities — — 697,434 — — — 697,434
Corporate Bonds — — 15,264,822 — — — 15,264,822
Foreign Governmental — — 1,245,756 — — — 1,245,756
Municipal Securities — — 153,079 — — — 153,079
Supranational Bank — — 925,040 — — — 925,040
U.S. Government Agencies
Mortgage-Backed — — 16,614,556 — — — 16,614,556
U.S. Treasury Government
Securities — — 20,326,533 — — — 20,326,533
Investment Companies 2,896,954 — — — — — 2,896,954
Investment of Cash Collateral for
Securities Loaned 104,044 — — — — — 104,044
TBA Sale Commitments — — — (480,599) — — (480,599)

NOTES TO STATEMENTS OF INVESTMENTS
(Unaudited) (continued)
TBA Securities:
 During the period ended January 31, 2021,
BNY Mellon Core Bond ETF transacted in TBA securities
that involved buying or selling mortgage-backed securities
on a forward commitment basis. A TBA transaction typically
does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry
guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities
subject to a forward commitment to sell at period end are
included at the end of the fund’s Statement of Investments
under the caption “TBA Sale Commitments.” The proceeds
and value of these commitments are reflected  as Receivable
for TBA sale commitments (included in receivable securities
sold) and TBA sale commitments, at value, respectively.
Derivatives:
A derivative is a financial instrument whose
performance is derived from the performance of another
asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2021 is discussed
below.
Futures:
In the normal course of pursuing their investment
objective, exposed to market risk, including equity price
risk, as a result of changes in value of underlying financial instruments. BNY Mellon International Equity ETF and
BNY Mellon Emerging Markets ETF invest in futures in
order to manage their exposure to or protect against changes in the market. A futures contract represents a commitment
for the future purchase or a sale of an asset at a specified date.
Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist
of cash or cash equivalents. The amount of these deposits
is determined by the exchange or Board of Trade on which
the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses . When the contracts are closed,
the fund recognizes a realized gain or loss . There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2021, are set forth in the Statement of Investments for each fund.
Swap Agreements:
 BNY Mellon High Yield Beta ETF enters
into swap agreements to exchange the interest rate on, or
return generated by, one nominal instrument for the return
generated by another nominal instrument. Swap agreements
are privately negotiated in the OTC market or centrally
cleared. The fund enters into these agreements to hedge
certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation
(depreciation) on swap agreements. Once the interim payments are settled in cash, the net amount is recorded as a realized gain
(loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements. Upfront payments made
and/or received by the fund, are recorded as an asset and/
or liability and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded
and is subject to change. The change in valuation of centrally
Investments in Securities
†
Level 1 — Unadjusted
Quoted Prices
Level 2 — Other
Significant
Observable Inputs
Level 3 — Significant
Unobservable Inputs
Assets ($) Liabilities ($) Assets ($) Liabilities ($) Assets ($) Liabilities ($) Total
BNY Mellon Short Duration Corporate
Bond ETF
Corporate Bonds — — 30,630,913 — — — 30,630,913
Investment Companies 369,597 — — — — — 369,597
Investment of Cash Collateral for
Securities Loaned 53,000 — — — — — 53,000
BNY Mellon High Yield Beta ETF
Corporate Bonds — — 38,310,016 — — — 38,310,016
Investment Companies 656,363 — — — — — 656,363
Investment of Cash Collateral for
Securities Loaned 995,779 — — — — — 995,779
Other Financial Instruments:
Centrally Cleared Credit Default
Swaps
††
— — 11,318 — — — 11,318
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end.

cleared swaps is recorded as a receivable or payable for variation margin. Payments received from (paid to) the counterparty,
including upon termination, are recorded as realized gain (loss).
Fluctuations in the value of swap agreements are recorded
for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Credit Default Swaps:
Credit default swaps involve
commitments to pay a fixed interest rate in exchange for
payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to
the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or
to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for
these agreements are limited to the notional amount of each
swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.
The maximum potential amount of future payments
(undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement
which may exceed the amount of unrealized appreciation
or depreciation . Notional amounts of all credit default swap agreements are disclosed in the Statement of Investments of the fund, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net
amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted)
the seller could be required to make under the credit derivative,
(iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.
In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly
interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks
might affect companies world-wide. Recent examples include
pandemic risks related to COVID-19 and aggressive measures
taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing
staff. To the extent the funds may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase each fund’s exposure to risk of loss from adverse developments affecting those countries, companies,
industries or sectors.